                                                                ANNUAL REPORT
                                              LIQUIDITY PLUS MONEY MARKET FUND -
                                                             December 31, 2000 -


                                                                    "This Fund is intended to provide
                                                                    shareholders with a competitive money
                                                                    market return consistent with liquidity
                                                                    and stability of principal."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

       On the following pages, you will find the most recent financial information for the Liquidity Plus Money Market Fund. This Fund is intended to provide shareholders with a competitive money market return consistent with liquidity and stability of principal. The Fund invests in those money market securities and maturities that we believe offer the most attractive yields. As an example, during July and August, money market securities in the six-month to one-year range were most attractive and we focused our purchases on those securities. In November and December, the six-month to nine-month range had the most competitive yields, therefore, we narrowed our target purchases. Also in December, in anticipation of technical pressures that tend to push up yields on securities whose maturities extend into the new year, we also focused on maturities extending into 2001.

       If you have any questions about this Fund, please contact your financial advisor. Thank you for your confidence in the investment advisor, Munder Capital Management, and in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, Chairman and CEO
       Munder Capital Management

            Liquidity Plus Money Market Fund
                 Portfolio of Investments, December 31, 2000

            --------------------------------------------------------------------

                                                                     RATING (UNAUDITED)
   PRINCIPAL                                                       ----------------------
   AMOUNT                                                          S&P            MOODY'S                 VALUE
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 15.3%
$  5,000,000     Canadian Imperial Commerce Bank
                    7.030% due 06/21/2001                          A-1+/AA-         P1/Aa3             $  5,000,000
   5,000,000     Deutsche Bank AG
                    6.720% due 10/10/2001                          A1+/AA           P1/Aa3                4,998,900
   5,000,000     Royal Bank of Canada NY
                    6.730% due 03/23/2001**                        A1+/AA-          P1/Aa2                4,999,579
   5,000,000     UBS AG
                    6.890% due 08/20/2001                          A-1+/AA+         P1/Aa1                4,999,101
                                                                                                       ------------
                 TOTAL CERTIFICATE OF DEPOSIT
                    (Cost $19,997,580)                                                                   19,997,580
                                                                                                       ------------

COMMERCIAL PAPER -- 45.8%
   5,000,000     American Honda Finance Corporation
                    6.510% due 01/25/2001                          A1/A             P1/A2                 4,978,300
   5,000,000     Asset Securitization Cooperative Corporation
                    6.520% due 01/25/2001                          A1+/NR           P1/NR                 4,978,267
   5,000,000     BellSouth Telecommunications, Inc.
                    6.290% due 02/26/2001                          A1+/AA-          P1/Aa2                4,951,078
   5,000,000     CXC, Inc.
                    6.550% due 01/09/2001                          A1+/NR           P1/NR                 4,992,722
   5,000,000     Enterprise Funding Corporation
                    6.630% due 01/10/2001                          A1+/NR           P1/NR                 4,991,713
   5,000,000     Falcon Asset Securitization Corporation
                    6.350% due 03/14/2001                          A1/NR            P1/NR                 4,936,500
   5,000,000     Gannett Company, Inc.
                    6.500% due 02/09/2001                          A1/A             P1/A1                 4,964,737
   5,000,000     Lexington Parker Capital Corporation
                    6.430% due 02/23/2001++                        A1/NR            NR/NR                 4,952,668
   5,000,000     Morgan Stanley Dean Witter & Company
                    6.680% due 04/17/2001                          A-1+/AA-         P1/Aa3                5,000,000
   5,000,000     Philip Morris Companies, Inc.
                    6.510% due 02/12/2001                          A1/A             P1/A2                 4,962,025
   5,000,000     Superior Funding Capital Corporation
                    6.550% due 01/22/2001                          A1+/NR           P1/NR                 4,980,896
   5,000,000     Toyota Motor Credit Corporation
                    6.400% due 02/09/2001                          A1+/AAA          P1/Aa1                4,965,333
                                                                                                       ------------

                 TOTAL COMMERCIAL PAPER
                    (Cost $59,654,239)                                                                   59,654,239
                                                                                                       ------------
CORPORATE BONDS AND NOTES -- 15.3%
   5,000,000     American Express Centurion
                    6.684% due 11/13/2001                          A+/NR            Aa3/NR                5,000,000
   5,000,000     Associates Corporation of North America
                    6.599% due 06/16/2001+                         A1+/A+           P1/Aa3                4,998,936
   5,000,000     AT&T Corporation
                    6.701% due 06/14/2001                          A1+/AA-          P1/A1                 5,000,000
   5,000,000     First Union National Bank
                    6.700% due 09/19/2001                          A1/A             P1/A1                 5,000,000
                                                                                                       ------------
                 TOTAL CORPORATE BONDS AND NOTES
                    (Cost $19,998,936)                                                                   19,998,936
                                                                                                       ------------


                        See Notes to Financial Statements

            Liquidity Plus Money Market Fund
                 Portfolio of Investments, December 31, 2000
                                  (Continued)

            --------------------------------------------------------------------

   PRINCIPAL
   AMOUNT                                                                                                  VALUE
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 21.9%
 (Cost $28,535,198)
$ 28,535,198      Agreement with Lehman Brothers Holdings, Inc.,
                  5.800% dated 12/29/2000, to be repurchased at
                  $28,553,587 on 01/02/2001, collateralized by
                  $20,239,000 U.S. Treasury Bond, 11.625%,
                  maturing 11/15/2004 (value $25,040,902) and
                  $2,475,000 U.S. Treasury Bond, 6.750%,
                  maturing 08/15/2026 (value $2,925,018)
                  and $1,193,000 U.S. Treasury Bond,
                  Principal Strip, 15.750%, maturing
                  11/15/2001 (value $1,135,330)                                                        $ 28,535,198
                                                                                                       ------------

TOTAL INVESTMENTS (Cost $128,185,953*)                                                98.3%             128,185,953
OTHER ASSETS AND LIABILITIES (NET)                                                     1.7                2,188,810
                                                                                    ------             ------------
NET ASSETS                                                                           100.0%            $130,374,763
                                                                                    ======             ============

----------------------------------------
*  Aggregate cost for Federal tax purposes.
** Rate represents annualized yield at date of purchase.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.
++ These securities have either a F1 rating by Fitch or a D1 rating by Duff &
   Phelps, or both and they are defined as eligible securities under Rule 2a-7.


                       See Notes to Financial Statements

            Liquidity Plus Money Market Fund
                 Statement of Assets and Liabilities, December 31, 2000

            --------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $128,185,953)
     See accompanying schedule:
       Securities.......................................................................                $     99,650,755
       Repurchase agreements............................................................                      28,535,198
                                                                                                        ----------------
Total investments.......................................................................                     128,185,953
Receivable for investment securities sold...............................................                       1,668,305
Interest receivable.....................................................................                         747,839
Prepaid expenses .......................................................................                          15,615
Unamortized organization costs..........................................................                           3,386
                                                                                                        ----------------
    Total Assets........................................................................                     130,621,098
                                                                                                        ----------------

LIABILITIES:
Transfer agent fee payable..............................................................                          45,707
Distribution and shareholder servicing fees payable.....................................                          37,692
Investment advisory fee payable.........................................................                          36,840
Administration fee payable..............................................................                          23,010
Custodian fees payable..................................................................                           1,291
Accrued Director's fees and expenses....................................................                           1,038
Accrued expenses and other payables.....................................................                         100,757
                                                                                                        ----------------
    Total Liabilities...................................................................                         246,335
                                                                                                        ----------------

NET ASSETS..............................................................................                $    130,374,763
                                                                                                        ================

NET ASSETS consist of:
Accumulated net realized loss on investments sold.......................................                $           (123)
Par value...............................................................................                         130,375
Paid-in capital in excess of par value..................................................                     130,244,511
                                                                                                        ----------------
Total Net Assets........................................................................                $    130,374,763
                                                                                                        ================

NET ASSET VALUE, offering price and redemption price per share
    ($130,374,763 / 130,374,885 shares outstanding).....................................                $           1.00
                                                                                                        ================






                       See Notes to Financial Statements

            Liquidity Plus Money Market Fund
                 Statement of Operations, Year Ended December 31, 2000

            --------------------------------------------------------------------

INVESTMENT INCOME:
Interest................................................................................                $      7,458,865
                                                                                                        ----------------
    Total investment income.............................................................                       7,458,865
                                                                                                        ----------------

EXPENSES:
Distribution and shareholder servicing fees.............................................                         407,379
Investment advisory fee.................................................................                         407,379
Administration fee......................................................................                         119,770
Transfer agent fee......................................................................                          73,994
Legal and audit fees....................................................................                          52,346
Registration and filing fees............................................................                          27,345
Custodian fees..........................................................................                          20,064
Amortization of organizational costs....................................................                           4,959
Directors' fees and expenses............................................................                           3,960
Other...................................................................................                          47,912
                                                                                                        ----------------
       Total Expenses...................................................................                       1,165,108
                                                                                                        ----------------
NET INVESTMENT INCOME...................................................................                       6,293,757
                                                                                                        ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................                $      6,293,757
                                                                                                        ================



                       See Notes to Financial Statements

            Liquidity Plus Money Market Fund
                 Statements of Changes in Net Assets

            --------------------------------------------------------------------

                                                                                        --------------------------------
                                                                                        YEAR              YEAR
                                                                                        ENDED             ENDED
                                                                                        12/31/00          12/31/99
                                                                                        --------------------------------
Net investment income......................................................             $    6,293,757  $      4,087,141
Net realized gain/(loss) on investments sold...............................                          -              (123)
                                                                                        --------------  ----------------
Net increase in net assets resulting from operations.......................                  6,293,757         4,087,018

Distributions to shareholders from net investment income...................                 (6,293,757)       (4,087,141)
Net increase in net assets from Fund share transactions....................                 20,824,000        32,586,176
                                                                                        --------------  ----------------
Net increase in net assets.................................................                 20,824,000        32,586,053

NET ASSETS:
Beginning of year..........................................................                109,550,763        76,964,710
                                                                                        --------------  ----------------

End of year................................................................             $  130,374,763  $    109,550,763
                                                                                        ==============  ================






                       See Notes to Financial Statements

            Liquidity Plus Money Market Fund (a)
                 Financial Highlights, For a Share Outstanding Throughout
                 Each Period
            --------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                YEAR         YEAR           YEAR          PERIOD
                                                                ENDED        ENDED          ENDED         ENDED
                                                                12/31/00      12/31/99      12/31/98      12/31/97
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................      $   1.00      $   1.00      $   1.00      $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................          0.054         0.043         0.050         0.030
                                                                ---------     ---------     ---------     ---------
Total from investment operations..........................          0.054         0.043         0.050         0.030
                                                                ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Distributions from net investment income..................         (0.054)       (0.043)       (0.050)       (0.030)
                                                                ---------     ---------     ---------     ---------
Total distributions.......................................         (0.054)       (0.043)       (0.050)       (0.030)
                                                                ---------     ---------     ---------     ---------
Net asset value, end of period............................      $   1.00      $   1.00      $   1.00      $   1.00
                                                                ========      ========      ========      ========
TOTAL RETURN (b)..........................................          5.54%         4.35%         4.68%         2.59%
                                                                ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)......................      $130,375      $109,551      $ 76,965      $ 56,636
Ratio of operating expenses to average net assets.........          1.00%         0.96%         0.97%         0.86%(c)
Ratio of net investment income to average net assets......          5.41%         4.28%         4.58%         4.29%(c)
Ratio of operating expenses to average net assets
    without expenses reimbursed...........................          1.00%         0.96%         0.97%         0.86%(c)

------------------------
(a)  Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.


                       See Notes to Financial Statements

            Liquidity Plus Money Market Fund
                 Notes To Financial Statements, December 31, 2000

            --------------------------------------------------------------------


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses of the Fund. As determined at December 31, 2000, permanent differences resulting from different book and tax accounting for organization costs were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income Recognition: In November 2000, the American Institute of Certified Public Accountants "(AICPA)" issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

            Liquidity Plus Money Market Fund
                 Notes To Financial Statements, December 31, 2000
                                   (Continued)
            --------------------------------------------------------------------

2.   INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meetings. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive an annual retainer of $4,000 plus a fee of $1,500 for each meeting of the committee attended. No officer, director or employee of the Advisor or Comerica, Inc. ("Comerica") received any compensation from the Company. Comerica, through its wholly owned subsidiary Comerica Bank, owns approximately 95% of the Advisor.

3.   DISTRIBUTION AND SERVICE PLAN

     The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The service fee also includes payments to be made by the Fund to the Distributor or directly to other service providers for expenditures incurred by the Distributor or other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services. The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

     Comerica Securities, a wholly owned subsidiary of Comerica, may receive trail commissions for providing shareholder services. For the year ended December 31, 2000, the Distributor paid $1,214 to Comerica Securities for shareholder services provided to the Fund.

4.   COMMON STOCK

     At December 31, 2000, two billion shares of $.001 par value common stock were authorized for the Fund.

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock for the Fund were as follows:

                                                                             YEAR ENDED       YEAR ENDED
                                                                             12/31/2000         12/31/99
                                                                                 AMOUNT           AMOUNT
     Sold.....................................                            $ 155,527,630    $ 166,753,061
     Issued as reinvestment of dividends......                                6,293,140        4,086,573
     Redeemed.................................                             (140,996,770)    (138,253,458)
                                                                          -------------    -------------
     Net increase.............................                            $  20,824,000    $  32,586,176
                                                                          =============    =============

5.   ORGANIZATIONAL COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   INCOME TAX INFORMATION

     As determined at December 31, 2000, the Fund had available for Federal income tax purposes, $123 of unused capital losses, expiring December 2007.

                Report of Ernst & Young LLP, Independent Auditors



To the Board of Directors/Trustees and Shareholders of St. Clair Funds, Inc, and
Shareholders of
Liquidity Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Plus Money Market Fund (the "Fund") (one of the portfolios constituting St. Clair Funds, Inc), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Plus Money Market Fund of St. Clair Funds, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2001


                                                        THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            Thomas B. Bender
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan

OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Libby E. Wilson, Treasurer
            Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009

TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110

DISTRIBUTOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109

LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006

INDEPENDENT AUDITORS
            Ernst & Young, LLP
            200 Clarendon Street
            Boston, MA 02116

ANNSTCL1200

INVESTMENT ADVISOR: Munder Capital Management
DISTRIBUTED BY: Funds Distributor, Inc.

                                                                   Annual Report
                                                                  CLASS K SHARES

                                                               December 31, 2000

                                                  THE MUNDER INSTITUTIONAL FUNDS

                                              Institutional S&P 500 Index Equity
                                           Institutional S&P MidCap Index Equity
                                         Institutional S&P SmallCap Index Equity


                                                                    "Because of the institutional focus of
                                                                    these Funds, we are able to offer a
                                                                    significantly lower expense ratio than
                                                                    would apply to a retail- oriented fund."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

       On the following pages, you will find the most recent financial information for The Munder Institutional Funds. These Funds were created with the needs of the large institutional investor in mind. Because of the institutional focus of these Funds, we are able to offer a significantly lower expense ratio than would apply to a retail-oriented fund. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

       Our current offering of Class K Institutional funds includes three equity offerings. These three equity funds are indexed to the S&P 600 Index, the S&P MidCap 400 Index and the S&P SmallCap 400 Index. Together, they provide representation in three of the major size segments of the stock market.

       If you have any questions about these Funds, please contact your financial advisor. You can also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in the investment advisor, Munder Capital Management, and in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, Chairman and CEO
       Munder Capital Management

           Table of
                   Contents

           ---------------------------------------------------------------------

                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                                II          Munder Institutional S&P 500 Index Equity Fund
                                III         Munder Institutional S&P MidCap Index Equity Fund
                                III         Munder Institutional S&P SmallCap Index Equity Fund
                                            HYPOTHETICALS AND TOTAL RETURNS

                 PORTFOLIO OF INVESTMENTS --
                                1           Munder Institutional S&P 500 Index Equity Fund
                                9           Munder Institutional S&P MidCap Index Equity Fund
                                16          Munder Institutional S&P SmallCap Index Equity Fund
                                25          FINANCIAL STATEMENTS
                                30          FINANCIAL HIGHLIGHTS
                                33          NOTES TO FINANCIAL STATEMENTS
                                            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

           ---------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE
           NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
           OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           Management's Discussion of
                   Fund Performance

           ---------------------------------------------------------------------

THE INVESTMENT ENVIRONMENT
     A slowing in the pace of economic growth occurred during the last half of 2000. In August, the National Association of Purchasing Management's (NAPM) Index slipped below 50 with a reading of 49.5 and remained below 50 for the remainder of the year. By December, the Index had fallen to 43.7, the lowest reading since April 1991. The large decline in this measure of industrial activity contributed to the dramatic downward shift in analysts' expectations regarding economic growth that occurred during the fourth quarter.

THE STOCK MARKET
     The broad stock market turned in a negative performance for the last half of the year, with the S&P 500 Index down by 8.72%. Most of the decline occurred in the fourth quarter, with the S&P 500 showing a return of -7.83% compared with its -0.97% return for the third quarter. The six-month period was even more difficult for the technology-heavy NASDAQ Index which fell by 37.71%.

     It is important to note that the weakness in the stock market was not as broad-based as the popular stock market averages would suggest. The market decline was largely caused by technology-related stocks which drove the S&P universe up in 1998 and 1999 and down in 2000. For example, the price-only return (without dividends) for the S&P 500 Index was 19.5% in 1999. Without the close to 75% return from the technology sector, that return would have been 4%. In 2000, the price only return was -10.1%. Without technology, the return would have been -0.6%.

     Despite the negative impact that the brutal decline in the technology sector had on overall market psychology, most sectors of the S&P 500 managed to generate strong positive returns for the last half of the year. In fact, eight of the eleven sectors of the S&P 500 earned positive returns during this six-month time period. The two most heavily weighted sectors of the S&P 500 universe, with the exception of technology, were financials with a 26.3% return and healthcare which earned a 9.6% return. However, the technology sector, with a return close to -42% and a weighting of over 21% in the S&P 500 universe, subtracted close to nine percentage points from the Index's return during the last half of the year. The negative impact from the technology sector, combined with negative returns from the communication services and consumer cyclicals sectors, was enough to push the S&P 500 Index into negative territory for the July through December period.

     The following paragraphs detail the performance of The Munder Institutional Funds. Each Fund offers its shares to investors in two classes. These classes have different expenses, which affect performance. Performance figures in the following narrative discussion represent the performance of Class K shares, net of Fund expenses.

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of -9.43% for the year ended December 31, 2000, relative to the -9.11% return for the S&P 500 Index.

           ---------------------------------------------------------------------

     During the last half of the year, the S&P 500 Index exhibited a -8.72% return. Only three of the eleven sectors of the S&P 500 earned a negative return during this six-month period. However, the technology sector, with a -41.7% return and a close to 22% weighting in the Index, subtracted almost nine percentage points from the Index's return. Communication services and consumer cyclicals were the other sectors that ended up in negative territory for the last half of 2000.

     The top performing sector in the S&P 500 universe during the second half of 2000 was the utilities sector, with a return of 37.3%. Other strong sectors included financials (26.2%), transportation (24.2%) and basic materials (15.5%). However, the transportation and basic materials sector have low weights in the Index and therefore had only a small impact on the S&P 500's return.

     Overall in 2000, the Fund again met its goal of tracking the total return of the S&P 500 Index. Each of the 500 stocks held in the Fund is carefully monitored to ensure that its weight is in line with the stock's weighting in the S&P 500 Index. Cash flows are invested promptly to minimize their impact on returns.

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of 17.35% for the year ended December 31, 2000, relative to the 17.51% return for the S&P MidCap 400 Index.

     The return for the S&P MidCap 400 Index was significantly ahead of the 11.80% return for the S&P SmallCap 600 Index and the -9.11% return for the large capitalization S&P 500 Index. While technology was the largest detractor from returns in the mid-cap sector of the market, its negative impact was less in the mid-cap segment of the market than in the large-cap and small-cap segments. Communication services, transportation and capital goods round out the sectors that had negative returns during the second half of 2000.

     The financials sector, with a 44% return, was the strongest performing sector of the S&P MidCap 400 universe during the last six months of 2000. With a 16% weighting in the universe, it also added the most to the Index's return. Other top performing sectors included utilities (+26%) and healthcare (+22%).

     The Fund continued to achieve its goal of tracking the total return of the S&P MidCap 400 Index. The weight of each of the 400 holdings in the Fund is monitored to ensure that it is in line with the security's weight in the Index. Cash flows are invested promptly to minimize their impact on returns.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND BRIAN KOZELISKI
     The Fund earned a return of 10.55% for the year ended December 31, 2000, relative to the 11.80% return for the S&P SmallCap 600 Index. This was behind the 17.51% return for the S&P

           ---------------------------------------------------------------------

MidCap 400 Index but significantly ahead of the -9.11% return for the large capitalization S&P 500 Index.

     During the last half of the year, only four of the eleven sectors of the S&P SmallCap 600 Index earned negative returns. These included the basic materials, capital goods, communication services and technology sectors. However, the technology return of -37.0% and its weighting of over 16% in the S&P SmallCap 600 universe was enough to subtract almost six percentage points from the Index's return.

     Among the strongest sectors in the S&P SmallCap 600 universe during the last half of 2000 were the financials (+41%), transportation (+34%), utilities (34%), energy (+26%) and health (+12%) sectors. Given their strong returns and their combined weighting in the universe, these sectors helped to propel the Index into positive territory during the last six months of 2000.

     The Fund again achieved its goal of tracking the total return of the S&P SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is carefully monitored to ensure that it is in line with the security's weight in the Index. Cash flows are invested promptly to minimize their impact on returns.

           Hypotheticals and Total Returns

           ---------------------------------------------------------------------
The following graphs represent the performance of the Munder Institutional Funds since inception. The chart following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for the class of the Fund shown in the line graphs.

INSTITUTIONAL S&P 500 INDEX EQUITY
                                CLASS K SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                          CLASS K                         S&P 500 INDEX
                                                                          -------                         -------------
11/4/99                                                                    10000                              10000
12/31/99                                                                   10836                              10804
                                                                           10291                              10261
                                                                           10096                              10067
                                                                           11085                              11052
                                                                           10745                              10720
                                                                           10518                              10500
                                                                           10780                              10758
                                                                           10604                              10590
                                                                           11256                              11248
                                                                           10654                              10654
                                                                           10602                              10609
                                                                            9762                               9773
12/31/00                                                                    9814                               9821

            GROWTH OF A $10,000 INVESTMENT                          AVERAGE ANNUAL TOTAL RETURNS
           ---------------------------------                  ----------------------------------------
            INSTITUTIONAL S&P 500
                     INDEX EQUITY    S&P 500                      ONE YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------
CLASS K    $                9,814    $ 9,821                        -9.43%            -1.61%

           ---------------------------------------------------------------------

All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Figures for the S&P 500 Index, an unmanaged index of common stock prices, includes reinvestment of dividends.

           ---------------------------------------------------------------------

INSTITUTIONAL S&P MIDCAP INDEX EQUITY
                                CLASS K SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                          CLASS K                      S&P MIDCAP 400 INDEX
                                                                          -------                      --------------------
11/4/99                                                                    10000                              10000
12/31/99                                                                   10977                              11150
                                                                           10672                              10836
                                                                           11440                              11595
                                                                           12440                              12565
                                                                           11963                              12126
                                                                           11791                              11975
                                                                           11926                              12151
                                                                           12110                              12343
                                                                           13459                              13721
                                                                           13358                              13627
                                                                           12891                              13165
                                                                           11944                              12171
12/31/00                                                                   12881                              13102

               GROWTH OF A $10,000 INVESTMENT                             AVERAGE ANNUAL TOTAL RETURNS
           ---------------------------------------                  ----------------------------------------
            INSTITUTIONAL MIDCAP
                    INDEX EQUITY    S&P MIDCAP 400                      ONE YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
CLASS K    $              12,881    $       13,102                        17.35%            24.43%

INSTITUTIONAL S&P SMALLCAP INDEX EQUITY
                                CLASS K SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                          CLASS K                     S&P SMALLCAP 600 INDEX
                                                                          -------                     ----------------------
10/28/99                                                                   10000                              10000
                                                                           10210                              10392
12/31/99                                                                   11031                              11246
                                                                           10687                              10898
                                                                           12104                              12357
                                                                           11651                              11900
                                                                           11428                              11696
                                                                           11083                              11350
                                                                           11699                              12021
                                                                           11415                              11726
                                                                           12398                              12765
                                                                           12063                              12417
                                                                           12134                              12495
                                                                           10865                              11194
12/31/00                                                                   12194                              12573

                GROWTH OF A $10,000 INVESTMENT                              AVERAGE ANNUAL TOTAL RETURNS
           -----------------------------------------                  ----------------------------------------
                INSTITUTIONAL S&P
            SMALLCAP INDEX EQUITY   S&P SMALLCAP 600                      ONE YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
CLASS K    $               12,194            $12,573                        10.55%            18.35%

           ---------------------------------------------------------------------

All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Figures for the S&P MidCap 400 Index and the S&P SmallCap 600 Index, unmanaged indicies of common stock prices, include reinvestment of dividends.

         Munder Institutional S&P 500 Index Equity Fund
               Portfolio of Investments, December 31, 2000
        ------------------------------------------------------------------------

SHARES                                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.9%
     ADVERTISING -- 0.2%
    2,600 Interpublic Group of
             Companies, Inc.                $     110,663
    1,600 Omnicom Group, Inc.                     132,600
                                            -------------
                                                  243,263
                                            -------------

     AEROSPACE -- 1.5%
    7,900 Boeing Company                          521,400
    1,900 General Dynamics Corporation            148,200
    6,862 Honeywell International, Inc.           324,659
    3,700 Lockheed Martin Corporation             125,615
      600 Northrop Grumman Corporation             49,800
    2,900 Raytheon Company, Class B                90,081
    4,023 United Technologies Corporation         316,308
                                            -------------
                                                1,576,063
                                            -------------

     AIRLINES -- 0.3%
    1,400 AMR Corporation                          54,862
    1,200 Delta Air Lines, Inc.                    60,225
    4,287 Southwest Airlines Company              143,743
      700 US Airways Group, Inc. +                 28,394
                                            -------------
                                                  287,224
                                            -------------

     APPAREL -- 0.2%
      500 Liz Claiborne, Inc.                      20,812
    2,300 NIKE, Inc., Class B                     128,369
      500 Reebok International Ltd. +              13,670
    1,100 V.F. Corporation                         39,864
                                            -------------
                                                  202,715
                                            -------------

     AUTOMOBILES -- 0.7%
   16,233 Ford Motor Company                      380,461
    5,000 General Motors Corporation              254,687
    2,600 Harley Davidson, Inc.                   103,350
      600 Navistar International
             Corporation +                         15,713
                                            -------------
                                                  754,211
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 0.3%
    1,300 AutoZone, Inc. +                         37,050
      400 Cummins Engine, Inc.                     15,175
    1,257 Dana Corporation                         19,248
    1,300 Danaher Corporation                      88,887
    4,875 Delphi Automotive Systems
             Corporation                           54,844
    1,700 Genuine Parts Company                    44,519
      800 Johnson Controls, Inc.                   41,600
      500 Snap-On, Inc.                            13,938
    1,100 TRW, Inc.                                42,625
    1,105 Visteon Corporation                      12,707
                                            -------------
                                                  370,593
                                            -------------


     BANKS -- 6.9%
    3,300 AmSouth Bancorporation                   50,325
   10,330 Banc One Corporation                    378,336
   14,249 Bank of America Corporation             653,673
    6,400 Bank of New York, Inc.                  353,200
    3,500 BB&T Corporation                        130,594
    1,810 Charter One Financial, Inc.              52,264
   11,650 Chase Manhattan Corporation             529,347
    1,450 Comerica, Inc.                           86,094
    3,975 Fifth Third Bancorporation              237,506
    8,768 First Union Corporation                 243,860
    8,481 Firstar Corporation                     197,183
    7,868 FleetBoston Financial
             Corporation                          295,542
    2,390 Huntington Bancshares, Inc.              38,688
    3,700 KeyCorp                                 103,600
    7,350 MBNA Corporation                        271,491
    4,200 Mellon Financial Corporation            206,587
    1,300 Morgan (J.P.) & Company, Inc.           215,150
   10,000 Morgan Stanley, Dean Witter,
             Discover and Company                 792,500
    5,200 National City Corporation               149,500
    2,100 Northern Trust Corporation              171,281
    1,260 Old Kent Financial Corporation           55,125
    2,500 PNC Bank Corporation                    182,656
    1,600 Southtrust Corporation                   65,100
    1,500 State Street Corporation                186,315
    1,600 Summit Bancorp                           61,100
    2,600 SunTrust Banks, Inc.                    163,800
    2,500 Synovus Financial Corporation            67,344
    6,500 U.S. Bancorp                            189,719
    1,900 Wachovia Corporation                    110,438
    4,644 Washington Mutual, Inc.                 246,422
   15,000 Wells Fargo & Company                   835,312
                                            -------------
                                                7,320,052
                                            -------------

     BIOTECHNOLOGY -- 0.2%
    1,800 Applera Corporation --
             Applied Biosystems Group             169,313
    1,600 Chiron Corporation +                     71,200
                                            -------------
                                                  240,513
                                            -------------

     BROADCASTING -- 0.2%
    4,996 Clear Channel
             Communications +                     241,994
      500 Meredith Corporation                     16,094
                                            -------------
                                                  258,088
                                            -------------

     BUILDING MATERIALS -- 1.1%
      600 Centex Corporation                       22,537
      600 Crane Company                            17,063
   20,350 Home Depot, Inc.                        929,741






                        See Notes to Financial Statements

       Munder Institutional S&P 500 Index Equity Fund
           Portfolio of Investments, December 31, 2000
                                   (Continued)
       -------------------------------------------------------------------------

SHARES                                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BUILDING MATERIALS -- (CONTINUED)
      400 Kaufman & Broad Home
             Corporation                    $      13,475
    4,000 Masco Corporation                       102,750
      400 Pulte Corporation                        16,875
      900 Vulcan Materials Company                 43,087
                                            -------------
                                                1,145,528
                                            -------------

     BUSINESS EQUIPMENT AND SUPPLIES -- 1.4%
    1,000 Avery Dennison Corporation               54,875
   15,400 International Business
             Machines Corporation               1,309,000
    2,200 Pitney Bowes, Inc.                       72,875
    5,800 Xerox Corporation                        26,825
                                            -------------
                                                1,463,575
                                            -------------

     BUSINESS SERVICES -- 1.4%
   20,500 America Online, Inc. +                  713,400
    6,362 Cendant Corporation +                    61,234
    1,400 Convergys Corporation +                  63,437
      700 Deluxe Corporation                       17,689
    2,480 FedEx Corporation +                      99,101
      700 Fluor Corporation +                      23,144
      900 NCR Corporation +                        44,213
    3,225 Paychex, Inc.                           156,816
    2,430 PeopleSoft, Inc. +                       90,366
    1,600 Robert Half International, Inc. +        42,400
    1,156 Sabre Holdings Corporation               49,852
    4,800 Yahoo!, Inc. +                          144,300
                                            -------------
                                                1,505,952
                                            -------------

     CHEMICALS AND PLASTICS -- 2.2%
    2,000 Air Products & Chemicals, Inc.           82,000
    5,900 Dow Chemical Company                    216,087
    9,276 dupont (E.I.) de Nemours &
             Company                              448,147
      700 Eastman Chemical Company                 34,125
    1,200 Ecolab, Inc.                             51,825
    1,200 Engelhard Corporation                    24,450
      300 FMC Corporation +                        21,506
      500 Great Lakes Chemical
             Corporation                           18,594
    1,000 Hercules, Inc.                           19,063
      932 Kerr-McGee Corporation                   62,386
    3,400 Minnesota Mining & Manufacturing
             Company                              409,700
   11,526 Pharmacia Corporation                   703,086
    1,500 Praxair, Inc.                            66,562
    1,800 Rockwell International
             Corporation                           85,725
    1,895 Rohm & Haas Company                      68,812
      600 Sigma-Aldrich Corporation                23,588
    1,200 Union Carbide Corporation                64,575
                                            -------------
                                                2,400,231
                                            -------------

     COAL -- 0.0% #
    1,900 CSX Corporation                          49,281
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.6%
    1,700 Cabletron Systems, Inc. +                25,606
   19,186 Motorola, Inc.                          388,517
    1,600 National Semiconductor
             Corporation +                         32,200
    1,500 Scientific-Atlanta, Inc.                 48,844
    3,500 Tellabs, Inc. +                         197,750
                                            -------------
                                                  692,917
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 9.6%
    1,000 Adaptec, Inc. +                          10,250
    2,200 Adobe Systems, Inc.                     128,013
    2,800 Advanced Micro Devices, Inc. +           38,675
    2,800 Apple Computer, Inc. +                   41,650
      600 Autodesk, Inc.                           16,163
    5,400 Automatic Data Processing, Inc.         341,887
    2,300 BMC Software, Inc. +                     32,200
    2,400 BroadVision, Inc. +                      28,350
    1,300 Ceridian Corporation +                   25,919
   63,300 Cisco Systems, Inc. +                 2,421,225
    1,700 Citrix Systems, Inc. +                   38,250
   15,145 Compaq Computer Corporation             227,932
    5,150 Computer Associates
             International, Inc.                  100,425
    1,600 Computer Sciences
             Corporation +                         96,200
    3,200 Compuware Corporation +                  20,000
   22,700 Dell Computer Corporation +             395,831
    4,000 Electronic Data Systems
             Corporation                          231,000
    2,800 Gateway 2000, Inc. +                     50,372
   17,400 Hewlett Packard Company                 549,187
    1,900 Intuit, Inc.                             74,931
      800 Mercury Interactive
             Corporation +                         72,200
   46,900 Microsoft Corporation +               2,034,287
    2,700 Network Appliance, Inc. +               173,306
    2,800 Novell, Inc. +                           14,613
   49,200 Oracle Corporation +                  1,429,875
    2,400 Parametric Technology
             Corporation +                         32,250

                        See Notes to Financial Statements

             Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, December 31, 2000
                             (Continued)
             -------------------------------------------------------------------

SHARES                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- (CONTINUED)
    1,000 Sapient Corporation +             $      11,938
    3,600 Siebel Systems, Inc. +                  243,450
    5,700 Solectron Corporation +                 193,230
   28,200 Sun Microsystems, Inc. +                786,075
    1,300 Symbol Technologies, Inc.                46,800
    2,700 Unisys Corporation +                     39,488
    3,500 VERITAS Software
             Corporation +                        306,250
                                            -------------
                                               10,252,222
                                            -------------

     COMPUTER -- SEMICONDUCTORS -- 3.4%
    3,500 Altera Corporation +                     92,094
    7,200 Applied Materials, Inc. +               274,950
   19,200 EMC Corporation +                     1,276,800
   59,200 Intel Corporation                     1,779,700
    2,700 LSI Logic Corporation +                  46,143
    4,900 Micron Technology, Inc.                 173,950
                                            -------------
                                                3,643,637
                                            -------------

     CONSUMER NON-DURABLES -- 4.5%
    8,198 Corning, Inc.                           432,957
   87,100 General Electric Company              4,175,356
      900 Grainger (W.W.), Inc.                    32,850
    3,300 Lowe's Companies, Inc.                  146,850
                                            -------------
                                                4,788,013
                                            -------------

     CONTAINERS -- 0.1%
      300 Ball Corporation                         13,819
    1,300 Pactiv Corporation +                     16,087
      806 Sealed Air Corporation +                 24,583
                                            -------------
                                                   54,489
                                            -------------
     COSMETICS -- TOILETRY -- 0.1%
      500 Alberto-Culver Company,
             Class B                               21,406
    2,000 Avon Products, Inc.                      95,750
                                            -------------
                                                  117,156
                                            -------------

     DIVERSIFIED -- 1.3%
    1,500 Fortune Brands, Inc.                     45,000
    1,000 Loews Corporation                       103,562
    1,400 Textron, Inc.                            65,100
    1,700 Thermo Electron Corporation +            50,575
   15,374 Tyco International Ltd.                 853,257
    4,928 Unilever NV                             310,156
                                            -------------
                                                1,427,650
                                            -------------


     ELECTRICAL EQUIPMENT -- 1.0%
    1,800 American Power Conversion
             Corporation +                         22,275
      900 Cooper Industries, Inc.                  41,344
    1,800 Molex, Inc.                              63,900
    4,891 Palm, Inc. +                            138,476
      600 Power-One, Inc. +                        23,587
      800 Tektronix, Inc.                          26,950
   15,400 Texas Instruments, Inc.                 729,575
      500 Thomas & Betts Corporation                8,094
                                            -------------
                                                1,054,201
                                            -------------

     ELECTRONICS -- 2.2%
    3,871 Agilent Technologies, Inc. +            211,937
    3,100 Analog Devices, Inc. +                  158,681
    2,600 Applied Micro Circuits
             Corporation +                        194,960
    2,100 Broadcom Corporation,
             Class A +                            176,400
    2,000 Conexant Systems, Inc. +                 30,750
      700 Eaton Corporation                        52,631
    3,700 Emerson Electric Company                291,606
    8,400 JDS Uniphase Corporation +              350,175
    1,700 KLA-Tencor Corporation +                 57,269
    1,200 Lexmark International
             Group, Inc. +                         53,175
    2,700 Linear Technology Corporation           124,875
    2,400 Maxim Integrated
             Products, Inc. +                     114,750
    1,200 Novellus Systems, Inc. +                 43,125
      800 QLogic Corporation +                     61,600
    1,500 Sanmina Corporation +                   114,938
    1,600 Teradyne, Inc. +                         59,600
    1,700 Vitesse Semiconductor
             Corporation +                         94,031
    2,800 Xilinx, Inc. +                          129,150
                                            -------------
                                                2,319,653
                                            -------------

     ENERGY AND RESOURCES -- 0.2%
    2,005 Burlington Resources, Inc.              101,252
    2,300 TXU Corporation                         101,919
                                            -------------
                                                  203,171
                                            -------------

     ENTERTAINMENT -- 1.2%
      900 Brunswick Corporation                    14,794
   18,300 Disney (Walt) Company                   529,556
      700 Harcourt General Corporation             40,040
    1,600 Hasbro, Inc.                             17,000
    3,700 Mattel, Inc.                             53,428
   11,800 Time Warner, Inc.                       616,432
                                            -------------
                                                1,271,250
                                            -------------



                        See Notes to Financial Statements

              Munder Institutional S&P 500 Index Equity Fund
                    Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FINANCIAL SERVICES -- 6.1%
   11,900 American Express Company          $     653,756
    2,200 American General Corporation            179,300
    1,082 Bear Stearns Companies, Inc.             54,844
      800 Block (H & R), Inc.                      33,100
    1,800 Capital One Financial
             Corporation                          118,463
   12,100 Charles Schwab Corporation              343,338
    2,200 CIT Group, Inc.                          44,275
   44,323 Citigroup, Inc.                       2,263,243
    1,100 Countrywide Credit Industries            55,275
      800 Dow Jones & Company, Inc.                45,300
    1,300 Equifax, Inc.                            37,294
    9,000 Fannie Mae                              780,750
    6,000 Federal Home Loan Mortgage
             Corporation                          413,250
    3,500 First Data Corporation                  184,406
    2,300 Franklin Resources, Inc.                 87,630
    4,126 Household International, Inc.           226,930
    2,200 Lehman Brothers Holdings, Inc.          148,775
    7,000 Merrill Lynch & Company, Inc.           477,312
    1,500 Moody's Corporation                      38,531
    1,900 Regions Financial Corporation            51,894
    1,900 Stilwell Financial, Inc.                 74,931
    1,100 T. Rowe Price Group, Inc. +              46,492
      500 Temple-Inland, Inc.                      26,813
    1,300 Union Planters Corporation               46,475
    1,500 USA Education, Inc.                     102,000
                                            -------------
                                                6,534,377
                                            -------------

     FOOD AND BEVERAGES -- 4.2%
    3,697 Albertson's, Inc.                        97,971
    7,800 Anheuser-Busch Companies, Inc.          354,900
    3,600 Campbell Soup Company                   124,650
   21,800 Coca-Cola Company                     1,328,437
    3,600 Coca-Cola Enterprises, Inc.              68,400
    4,600 ConAgra, Inc.                           119,600
      300 Coors (Adolph) Company,
             Class B                               24,094
    3,000 Heinz (H.J.) Company                    142,312
    1,300 Hershey Foods Corporation                83,688
    3,500 Kellogg Company                          91,875
   12,900 PepsiCo, Inc.                           639,356
   19,800 Philip Morris Companies, Inc.           871,200
    1,200 Quaker Oats Company                     116,850
    2,700 Ralston-Purina Company                   70,538
    7,400 Sara Lee Corporation                    181,762
    1,600 UST, Inc.                                44,900
    1,100 Wrigley (Wm) Jr. Company                105,394
                                            -------------
                                                4,465,927
                                            -------------


     FOOD DISTRIBUTION -- 0.6%
    5,488 Archer-Daniels-Midland
             Company                               82,320
    2,500 General Mills, Inc.                     111,406
    7,300 Kroger Company +                        197,556
    1,300 Supervalu, Inc.                          18,038
    5,800 Sysco Corporation                       174,000
    1,400 Winn Dixie Stores, Inc.                  27,125
                                            -------------
                                                  610,445
                                            -------------

     GAS AND PIPELINE UTILITIES -- 0.4%
    2,700 Dynegy, Inc., Class A                   151,369
    2,000 El Paso Energy Corporation              143,250
    1,100 Kinder Morgan, Inc.                      57,406
    1,747 NiSource, Inc.                           53,720
                                            -------------
                                                  405,745
                                            -------------

     GLASS PRODUCTS -- 0.1%
    1,600 PPG Industries, Inc.                     74,100
                                            -------------

     HEALTH CARE FACILITIES -- 0.4%
    4,800 HCA-The Healthcare
             Corporation                          211,248
    1,600 Humana, Inc. +                           24,400
    1,000 Manor Care, Inc. +                       20,625
    2,700 Tenet Healthcare Corporation            119,981
      600 Wellpoint Health Networks, Inc.,
             Class A +                             69,150
                                            -------------
                                                  445,404
                                            -------------

     HEALTH CARE PRODUCTS -- 5.5%
   13,800 Abbott Laboratories                     668,437
    1,200 Allergan, Inc.                          116,175
      500 Bausch & Lomb, Inc.                      20,219
    2,200 Becton, Dickinson & Company              76,175
    1,400 Biogen, Inc. +                           84,088
    2,484 McKesson HBOC, Inc.                      89,151
    1,800 MedImmune, Inc. +                        85,838
   20,300 Merck & Company, Inc.                 1,900,587
   55,500 Pfizer, Inc.                          2,553,000
    1,100 Quintiles TransNational
             Corporation +                         23,031
    2,900 UnitedHealth Group, Inc. +              177,987
      900 Watson Pharmaceuticals, Inc. +           46,069
                                            -------------
                                                5,840,757
                                            -------------

     HOLDING COMPANIES -- 0.2%
    2,700 Providian, LLC                          155,250
    2,000 Public Service Enterprise                97,250
                                            -------------
                                                  252,500
                                            -------------




                        See Notes to Financial Statements

             Munder Institutional S&P 500 Index Equity Fund
                    Portfolio of Investments, December 31, 2000
                                  (Continued)
            --------------------------------------------------------------------

SHARES                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     HOME APPLIANCES -- 0.1%
      800 Black & Decker Corporation        $      31,400
      800 Maytag Corporation                       25,850
      700 Whirlpool Corporation                    33,381
                                            -------------
                                                   90,631
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.8%
   11,700 American Home Products
             Corporation                          743,535
    1,800 Leggett & Platt, Inc.                    34,087
    2,288 Newell Rubbermaid, Inc.                  52,052
      500 Tupperware Corporation                   10,219
                                            -------------
                                                  839,893
                                            -------------

     HOTELS AND RESTAURANTS -- 0.7%
    1,200 Darden Restaurants, Inc.                 27,450
    1,200 Harrah's Entertainment
             Corporation +                         31,650
    3,200 Hilton Hotels Corporation                33,600
    2,000 Marriott International, Inc.             84,500
   11,700 McDonald's Corporation                  397,800
    1,700 Starbucks Corporation +                  75,225
    1,700 Starwood Hotels & Resorts
             Worldwide, Inc.                       59,925
    1,400 Tricon Global Restaurants, Inc. +        46,200
    1,100 Wendy's International, Inc.              28,875
                                            -------------
                                                  785,225
                                            -------------

     INDUSTRIAL MACHINERY -- 0.2%
    4,000 AES Corporation                         221,500
                                            -------------

     INSURANCE -- 4.0%
    2,500 Aflac, Inc.                             180,469
    6,300 Allstate Corporation                    274,444
      900 Ambac Financial Group, Inc.              52,481
   20,132 American International
             Group, Inc.                        1,984,260
    2,400 AON Corporation                          82,200
    1,623 Chubb Corporation                       140,389
    1,300 CIGNA Corporation                       171,990
    1,500 Cincinnati Financial Corporation         59,344
    2,808 Conseco, Inc.                            37,031
    2,100 Hartford Financial Services
             Group, Inc.                          148,312
    1,000 Jefferson-Pilot Corporation              74,750
    1,800 Lincoln National Corporation             85,162
    2,300 Marsh & McLennan
             Companies, Inc.                      269,100
      900 MBIA, Inc.                               66,713
    6,600 MetLife, Inc.                           231,000
    1,000 MGIC Investment Corporation              67,438
      700 Progressive Corporation                  72,537
    1,200 SAFECO Corporation                       39,450
    1,806 St. Paul Companies, Inc.                 98,088
    1,200 Torchmark, Inc.                          46,125
    2,257 UnumProvident Corporation                60,657
                                            -------------
                                                4,241,940
                                            -------------

     MACHINERY AND HEAVY EQUIPMENT -- 0.4%
    3,000 Caterpillar, Inc.                       141,937
    2,200 Deere & Company                         100,787
    1,900 Dover Corporation                        77,069
    1,500 Ingersoll-Rand Company                   62,813
    1,000 Parker-Hannifin Corporation              44,125
      800 Stanley Works                            24,950
                                            -------------
                                                  451,681
                                            -------------

     MANUFACTURING -- 0.3%
    2,900 Alcan Aluminum Ltd.                      99,144
    3,500 Boston Scientific Corporation +          47,906
      200 Briggs & Stratton Corporation             8,875
      600 Brown-Forman Corporation,
             Class B                               39,900
      700 PACCAR, Inc.                             34,475
    1,200 Pall Corporation                         25,575
    1,500 Sherwin-Williams Company                 39,469
                                            -------------
                                                  295,344
                                            -------------

     MEDICAL INSTRUMENTS, SERVICES, AND
     SUPPLIES -- 2.8%
    1,300 Aetna, Inc. +                            53,381
      500 Bard (C.R.), Inc.                        23,281
    2,500 Baxter International, Inc.              220,781
    1,500 Biomet, Inc.                             59,531
    2,348 Cardinal Health, Inc.                   233,920
    2,700 Guidant Corporation +                   145,631
    3,300 HEALTHSOUTH Corporation +                53,831
    2,600 IMS Health, Inc.                         70,200
   12,400 Johnson & Johnson Company             1,302,775
   10,700 Medtronic, Inc.                         646,013
      800 St. Jude Medical, Inc. +                 49,150
    1,800 Stryker Corporation                      91,062
                                            -------------
                                                2,949,556
                                            -------------

     METAL FABRICATING -- 0.1%
    2,623 Illinois Tool Works, Inc.               156,232
                                            -------------


                        See Notes to Financial Statements

             Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, December 31, 2000
                             (Continued)
             -------------------------------------------------------------------

SHARES                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     METALS AND MINING -- 0.4%
    7,684 Alcoa, Inc.                       $     257,414
    3,400 Barrick Gold Corporation                 55,692
    1,200 Freeport McMoRan Copper &
             Gold, Class B +                       10,275
    2,300 Homestake Mining Company                  9,631
    1,500 Inco Ltd. +                              25,140
    1,600 Newmont Mining Corporation               27,300
      745 Phelps Dodge Corporation                 41,581
    2,800 Placer Dome, Inc.                        26,950
                                            -------------
                                                  453,983
                                            -------------

     NATURAL GAS -- 0.6%
    6,500 Enron Corporation                       540,312
      400 NICOR, Inc.                              17,275
      300 ONOEK, Inc.                              14,438
    1,752 Sempra Energy                            40,734
                                            -------------
                                                  612,759
                                            -------------

     NEWS AND PUBLISHING -- 0.3%
    2,300 Gannett Company, Inc.                   145,044
      700 Knight-Ridder, Inc.                      39,812
    1,600 New York Times Company,
             Class A                               64,100
    2,700 Tribune Company                         114,075
                                            -------------
                                                  363,031
                                            -------------

     OIL -- 5.6%
      800 Amerada Hess Corporation                 58,450
    1,150 Apache Corporation                       80,572
      700 Ashland, Inc.                            25,123
    2,880 Baker Hughes, Inc.                      119,700
    5,500 Chevron Corporation                     464,406
    2,000 Coastal Corporation                     176,625
    5,419 Conoco, Inc., Class B                   156,812
    1,043 Devon Energy Corporation                 63,592
    1,000 EOG Resources, Inc.                      54,688
   30,536 Exxon Mobil Corporation               2,654,723
    3,900 Halliburton Company                     141,375
    1,000 Louisiana Land & Exploration
             Company                               10,125
      600 McDermott International, Inc.             6,450
    3,200 Occidental Petroleum
             Corporation                           77,600
    2,400 Phillips Petroleum Company              136,500
   19,100 Royal Dutch Petroleum
             Company                            1,156,744
      800 Sunoco, Inc.                             26,950
    4,800 Texaco, Inc.                            298,200
    1,300 Tosco Corporation                        44,119
    2,100 Union Pacific Corporation               106,575
    2,300 Unocal Corporation                       88,981
    2,700 USX-Marathon Group                       74,925
                                            -------------
                                                6,023,235
                                            -------------


     OIL EQUIPMENT AND SERVICES -- 0.5%
    1,300 Nabors Industries, Inc. +                76,895
    4,954 Schlumberger Ltd.                       396,010
    1,955 Transocean Sedco Forex, Inc.             89,930
                                            -------------
                                                  562,835
                                            -------------

     PAPER AND FOREST PRODUCTS -- 0.7%
      500 Bemis Company, Inc.                      16,781
      500 Boise Cascade Corporation                16,813
    2,128 Georgia-Pacific Corporation              66,234
    4,191 International Paper Company             171,045
    4,542 Kimberly-Clark Corporation              321,074
    1,000 Mead Corporation                         31,375
      300 Potlatch Corporation                     10,069
    1,900 Weyerhaeuser Company                     96,425
    1,000 Willamette Industries, Inc.              46,937
                                            -------------
                                                  776,753
                                            -------------

     PERSONAL ITEMS -- 1.5%
    4,900 Colgate-Palmolive Company               316,295
    9,400 Gillette Company                        339,575
    1,000 International Flavors &
             Fragrances, Inc.                      20,312
   11,600 Procter & Gamble Company                909,875
                                            -------------
                                                1,586,057
                                            -------------

     PETROLEUM REFINING -- 0.3%
    2,146 Anadarko Petroleum Corporation          152,538
      900 Rowan Companies +                        24,300
    3,800 Williams Companies, Inc.                151,762
                                            -------------
                                                  328,600
                                            -------------

     PHARMACEUTICALS -- 3.0%
    1,960 ALZA Corporation +                       83,300
   17,200 Bristol-Myers Squibb Company          1,271,725
      800 Forest Laboratories, Inc. +             106,300
    1,400 King Pharmaceuticals, Inc. +             72,363
   10,100 Lilly (Eli) & Company                   939,931
   12,800 Schering-Plough Corporation             726,400
                                            -------------
                                                3,200,019
                                            -------------

     PHOTOGRAPHIC EQUIPMENT AND
     SUPPLIES -- 0.1%
    2,700 Eastman Kodak Company                   106,313
                                            -------------

     PRINTING AND PUBLISHING -- 0.2%
      600 American Greetings Corporation,
             Class A                                5,662
    1,200 Donnelley (R.R.) & Sons
             Company                               32,400
    1,800 McGraw-Hill, Inc.                       105,525
      900 Westvaco Corporation                     26,269
                                            -------------
                                                  169,856
                                            -------------




                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                    Portfolio of Investments, December 31, 2000
                                  (Continued)
            --------------------------------------------------------------------

SHARES                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RAILROADS -- 0.0% #
    3,300 Norfolk Southern Corporation      $      43,931
                                            -------------

     RECREATION -- 0.1%
    5,000 Carnival Corporation, Class A           154,063
                                            -------------

     RESEARCH AND DEVELOPMENT -- 0.6%
    9,200 Amgen, Inc. +                           588,225
                                            -------------

     RETAIL -- STORE -- 4.3%
    2,400 Bed Bath & Beyond, Inc. +                53,700
    1,900 Best Buy Company, Inc. +                 56,169
    1,900 Circuit City Stores --
             Circuit City Group                    21,850
    1,000 Consolidated Stores
             Corporation +                         10,625
    3,900 Costco Wholesale Corporation +          155,756
    3,400 CVS Corporation                         203,787
      700 Dillard's, Inc.                           8,269
    2,800 Dollar General Corporation               52,850
    1,700 Federated Department Stores +            59,500
    7,537 Gap, Inc.                               192,193
    4,200 K-mart Corporation +                     22,313
    2,900 Kohls Corporation +                     176,900
    3,700 Limited, Inc.                            63,131
      400 Long's Drug Stores Company                9,650
    2,600 May Department Stores
             Company                               85,150
    1,300 Nordstrom, Inc.                          23,644
    2,600 Office Depot, Inc. +                     18,525
    2,300 Penney (J.C.) Company, Inc.              25,013
    1,800 RadioShack Corporation                   77,062
    4,300 Safeway, Inc. +                         268,750
    3,000 Sears, Roebuck & Company                104,250
    3,900 Staples, Inc. +                          46,069
    8,000 Target Corporation                      258,000
    1,400 Tiffany & Company                        44,275
    2,500 TJX Companies, Inc.                      69,375
    1,800 Toys R Us, Inc. +                        30,038
   39,300 Wal-Mart Stores, Inc.                 2,087,812
    9,000 Walgreen Company                        376,312
                                            -------------
                                                4,600,968
                                            -------------

     SAVINGS AND LOAN -- 0.1%
    1,500 Golden West Financial
             Corporation                          101,250
                                            -------------

     SOAPS AND DETERGENTS -- 0.1%
    2,208 Clorox Company                           78,384
                                            -------------


     STEEL -- 0.1%
      750 Allegheny Technologies, Inc.             11,906
      800 Nucor Corporation                        31,750
      600 Timken Company                            9,075
      800 USX-U.S.Steel Group, Inc.                14,400
      800 Worthington Industries, Inc.              6,450
                                            -------------
                                                   73,581

     TECHNOLOGY -- 0.1%
      800 ITT Industries                           31,000
      400 Millipore Corporation                    25,200
      400 PerkinElmer, Inc.                        42,000
                                            -------------
                                                   98,200
                                            -------------

     TELECOMMUNICATIONS -- 8.1%
    6,700 ADC Telecommunications,
             Inc. +                               121,438
    2,766 ALLTEL Corporation                      172,702
      700 Andrew Corporation +                     15,225
   32,935 AT & T Corporation                      570,187
    2,409 Avaya, Inc. +                            24,843
   16,400 BellSouth Corporation                   671,375
    1,300 CenturyTel, Inc.                         46,475
    7,800 Comcast Corporation Special,
             Class A +                            325,650
    1,400 Comverse Technology, Inc. +             152,075
    7,655 Global Crossing Ltd.                    109,562
   29,310 Lucent Technologies, Inc.               395,685
    6,600 Nextel Communications, Inc. +           163,350
   27,180 Nortel Networks Corporation             871,459
    6,400 Qualcomm, Inc. +                        526,000
   14,752 Qwest Communications
             International, Inc. +                604,832
   29,712 SBC Communications                    1,418,748
    7,700 Sprint Corporation                      156,406
    8,100 Sprint PCS +                            165,544
   23,690 Verizon Communications                1,187,461
   13,498 Viacom, Inc., Class B +                 631,031
   25,305 WorldCom, Inc.                          355,852
                                            -------------
                                                8,685,900
                                            -------------

     TIRE AND RUBBER -- 0.1%
      700 Cooper Tire & Rubber Company              7,438
    1,000 Goodrich (B.F.) Company                  36,375
    1,500 Goodyear Tire & Rubber
             Company                               34,485
                                            -------------
                                                   78,298
                                            -------------


                        See Notes to Financial Statements

             Munder Institutional S&P 500 Index Equity Fund
                    Portfolio of Investments, December 31, 2000
                                  (Continued)
             -------------------------------------------------------------------

SHARES                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TRANSPORTATION -- 0.1%
    3,500 Burlington Northern Santa Fe      $      99,094
      600 Ryder System, Inc.                        9,975
                                            -------------
                                                  109,069
                                            -------------

     UTILITIES -- 2.1%
    1,000 Allegheny Energy, Inc.                   48,188
    1,300 Ameren Corporation                       60,206
    2,800 American Electric Power
             Company, Inc.                        130,200
    2,500 Calpine Corporation +                   112,656
    1,500 Cinergy Corporation                      52,687
    1,200 CMS Energy Corporation                   38,025
    1,800 Consolidated Edison Company              69,300
    1,400 Constellation Energy Group               63,087
    2,089 Dominion Resources, Inc.                139,963
    1,300 DTE Energy Company                       50,619
    3,200 Duke Energy Company                     272,800
    2,800 Edison International                     43,750
    1,900 Entergy Corporation                      80,394
    2,712 Exelon Corporation                      190,410
    1,872 FirstEnergy Corporation                  59,085
    1,700 FPL Group, Inc.                         121,975
    1,100 GPU, Inc.                                40,494
    1,300 KeySpan Corporation                      55,087
      400 National Service Industries, Inc.        10,275
    1,400 Niagara Mohawk Power
             Corporation +                         23,363
      300 People's Energy Corporation              13,425
    3,300 PG & E Corporation                       66,000
      800 Pinnacle West Capital
             Corporation                           38,100
    1,300 PPL Corporation                          58,744
      900 Progress Energy, Inc.                       405
      700 Progress Energy, Inc.                    34,431
    2,500 Reliant Energy, Inc.                    108,281
    6,100 Southern Company                        202,825
    2,905 Xcel Energy, Inc.                        84,427
                                            -------------
                                                2,269,202
                                            -------------


     WASTE MANAGEMENT -- 0.2%
    1,800 Allied Waste Industries, Inc. +          26,213
    5,347 Waste Management, Inc.                  148,379
                                            -------------
                                                  174,592
                                            -------------

TOTAL COMMON STOCKS
   (Cost $112,867,919)                        103,542,009
                                            -------------

PRINCIPAL
AMOUNT
-------------
U.S. TREASURY BILLS -- 0.3%
   (Cost $341,564)
$ 350,000 5.98% ++, due 05/31/2001**              341,564
                                            -------------

REPURCHASE AGREEMENT-- 2.3%
   (Cost $2,412,000)
2,412,000    Agreement with State Street Bank
             and Trust Company, 5.950% dated
             12/29/2000, to be repurchased at
             $2,413,594 on 01/02/2001,
             collateralized by $1,860,000
             U.S. Treasury Note, 8.125%,
             maturing 08/15/2019
             (value $2,466,825)                 2,412,000
                                            -------------

TOTAL INVESTMENTS
   (Cost $115,621,483*)             99.5%     106,295,573
OTHER ASSETS AND
LIABILITIES (NET)                    0.5          581,033
                                   -----    -------------

NET ASSETS                         100.0%   $ 106,876,606
                                   =====    =============

------------------
 *   Aggregate cost for Federal tax purposes is $116,806,010.
**   Securities pledged as collateral for futures contracts.
 +   Non-income producing security.
++   Rate represents annualized yield at date of purchase.
 #   Amount represents less than 0.1% of net assets.

NUMBER OF                                            UNREALIZED
CONTRACTS                                            DEPRECIATION
---------                                            ------------
FUTURES CONTRACTS-LONG POSITION
     8     S&P 500 Index, March 2001                 $     48,222
                                                     ============



                        See Notes to Financial Statements

              Munder Institutional MidCap Index Equity Fund
                   Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.6%
     AEROSPACE -- 0.4%
      600 Litton Industries, Inc. +         $      47,212
                                            -------------

     AGRICULTURAL MACHINERY -- 0.1%
      800 Agco Corporation                          9,700
                                            -------------

     AIR TRAVEL -- 0.1%
      400 Alaska Air Group, Inc. +                 11,900
                                            -------------

     ALUMINUM -- 0.0% #
      100 Maxxam, Inc. +                            1,519
                                            -------------

     APPAREL AND TEXTILES -- 2.0%
      414 Albany International Corporation          5,563
      600 American Eagle Outfitters, Inc. +        25,350
    1,549 Cintas Corporation                       82,387
    1,100 Jones Apparel Group, Inc. +              35,406
      700 Mohawk Industries, Inc. +                19,163
      400 Rayonier, Inc.                           15,925
    1,600 Shaw Industries, Inc.                    30,300
      800 Unifi, Inc. +                             7,150
      700 Westpoint Stevens, Inc.                   5,243
                                            -------------
                                                  226,487
                                            -------------

     AUTOMOBILES -- 0.1%
      600 Federal Signal Corporation               11,775
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT-- 0.8%
      925 ArvinMeritor, Inc.                       10,522
      400 Borg Warner Automotive, Inc.             16,000
      900 Lear Corporation +                       22,331
      400 Modine Manufacturing Company              8,300
    1,028 Pennzoil-Quaker State Company            13,236
      400 Superior Industries
             International, Inc.                   12,625
                                            -------------
                                                   83,014
                                            -------------

     BANKS -- 5.7%
    1,300 Banknorth Group, Inc.                    25,919
      700 City National Corporation                27,169
    1,100 Compass Bancshares, Inc.                 26,262
    1,200 First Tennessee National
             Corporation                           34,725
      600 First Virginia Banks, Inc.               28,800
    1,500 Hibernia Corporation                     19,125
    1,200 M&T Bank Corporation                     81,600
    1,300 Marshall & Ilsley Corporation            66,079
      600 Mercantile Bankshares
             Corporation                           25,913
    2,480 National Commerce
             Bancorporation                        61,380
    1,550 North Fork Bancorporation, Inc.          38,072
      700 Pacific Century Financial
             Corporation                           12,381
      900 Roslyn Bancorp, Inc.                     24,581
      700 Silicon Valley Bancshares +              24,194
      700 Webster Financial Corporation            19,819
      500 Westamerica Bancorporation               21,500
      500 Wilmington Trust Corporation             31,031
    1,100 Zions Bancorp                            68,681
                                            -------------
                                                  637,231
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 1.8%
    1,000 AmeriCredit Corporation +                27,250
    1,100 FirstMerit Corporation                   29,408
      600 Greater Bay Bancorp                      24,600
      900 GreenPoint Financial
             Corporation                           36,844
      400 Investors Financial Services
             Corporation                           34,400
      600 Neuberger Berman, Inc.                   48,637
                                            -------------
                                                  201,139
                                            -------------

     BIOTECHNOLOGY -- 2.2%
      600 Gilead Sciences, Inc. +                  49,762
      900 Incyte Genomics, Inc. +                  22,388
    1,980 Millennium Pharmaceuticals,
             Inc. +                               122,512
      600 Protein Design Labs, Inc. +              52,125
                                            -------------
                                                  246,787
                                            -------------

     BROADCASTING -- 1.8%
    1,500 Belo (A.H.) Corporation                  24,000
      527 Chris Craft Industries, Inc.             35,045
      600 Emmis Communications
             Corporation, Class A +                17,213
    1,000 Hispanic Broadcasting
             Corporation +                         25,500
    1,900 Univision Communications, Inc.,
             Class A +                             77,781
    1,000 Westwood One, Inc. +                     19,313
                                            -------------
                                                  198,852
                                            -------------

     BUILDING CONSTRUCTION -- 0.6%
      600 Dycom Industries, Inc. +                 21,562
      600 Harsco Corporation                       14,813
      800 Lennar Corporation                       29,000
                                            -------------
                                                   65,375
                                            -------------



                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BUSINESS SERVICES -- 7.9%
      800 AC Nielsen Corporation +          $      29,000
    1,100 Acxiom Corporation +                     42,831
    1,000 Apollo Group, Inc. +                     49,187
      627 Avocent Corporation +                    16,929
      400 Banta Corporation                        10,168
      800 Catalina Marketing
             Corporation +                         31,150
      900 CheckFree Corporation +                  38,250
      500 ChoicePoint, Inc. +                      32,781
    1,400 Comdisco, Inc.                           16,013
      700 CSG Systems International,
             Inc. +                                32,856
      900 DeVry, Inc. +                            33,975
    1,000 Dun & Bradstreet Corporation +           25,875
    1,125 Fiserv, Inc. +                           53,367
    1,100 Galileo International, Inc.              22,000
    1,100 Gartner Group, Inc., Class B +            6,974
      500 Gtech Holdings Corporation +             10,281
      400 Jacobs Engineering Group, Inc. +         18,475
      500 Kelly Services, Inc.                     11,813
      500 Korn/Ferry International +               10,625
    1,000 Manpower, Inc.                           38,000
    1,200 Modis Professional Services,
             Inc. +                                 4,950
      400 NCO Group, Inc. +                        12,150
      600 NOVA Corporation +                       11,963
      700 Ogden Corporation                        10,763
    1,000 Polycom, Inc. +                          32,187
      500 Quanta Services, Inc. +                  16,094
      800 Sothebys Holdings, Inc.                  18,550
    1,200 Sun Guard Data Systems +                 56,550
      500 Sylvan Learning Systems, Inc. +           7,406
      700 The BISYS Group, Inc. +                  36,487
      771 Titan Corporation +                      12,529
      600 United Rentals, Inc. +                    8,063
      800 Viad Corporation                         18,400
    1,200 Waters Corporation +                    100,200
                                            -------------
                                                  876,842
                                            -------------

     CHEMICALS AND PLASTICS -- 2.0%
      600 Albemarle Corporation                    14,850
      800 Cabot Corporation +                      21,100
      380 Cabot Microelectronics
             Corporation                           19,736
    1,054 Crompton Corporation                     11,067
      600 Cytec Industries, Inc. +                 23,963
      500 Ferro Corporation                        11,500
      200 Fuller (H.B.) Company                     7,891
    1,100 IMC Global, Inc.                         17,119
      700 Lubrizol Corporation                     18,025
      300 Minerals Technologies, Inc.              10,256
      100 NCH Corporation                           3,800
      600 Olin Corporation                         13,275
      900 R.P.M., Inc.                              7,706
      400 Schulman (A.), Inc.                       4,600
    1,300 Solutia, Inc.                            15,600
      600 Valspar Corporation                      19,308
                                            -------------
                                                  219,796
                                            -------------

     COMMUNICATION EQUIPMENT -- 1.3%
      900 Harris Corporation                       27,563
      600 Plantronics, Inc. +                      28,200
      800 Powerwave Technologies, Inc. +           46,800
    1,500 RF Micro Devices, Inc. +                 41,156
                                            -------------
                                                  143,719
                                            -------------

     COMMUNICATION SERVICES -- 0.3%
      700 True North Communications,
             Inc.                                  29,750
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 1.0%
    1,000 Diebold, Inc.                            33,375
    1,400 Quantum Corporation--
             DLT & Storage Systems +               18,637
      900 Storage Technology
             Corporation +                          8,100
    1,100 Sybase, Inc. +                           21,794
      700 Tech Data Corporation +                  18,933
      500 Transaction Systems Architects,
             Inc., Class A +                        5,781
                                            -------------
                                                  106,620
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 6.6%
    3,200 3Com Corporation                         27,200
      700 Affiliated Computer Services,
             Inc., Class A +                       42,481
    2,300 Cadence Design Systems, Inc. +           63,250
    1,100 DST Systems, Inc. +                      73,700
    1,200 Electronic Arts +                        51,150
      500 Imation Corporation +                     7,750
      500 InFocus Corporation +                     7,375
    2,600 Informix Corporation +                    7,719
      500 Jack Henry & Associates, Inc.            31,062
      900 Keane, Inc. +                             8,775
    1,100 Legato Systems, Inc. +                    8,181



                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- (CONTINUED)
      700 Macromedia, Inc. +                $      42,525
      600 Macrovision Corporation +                44,409
      700 MasTec, Inc. +                           14,000
      900 Mentor Graphics Corporation +            24,694
      600 National Instruments
             Corporation +                         29,138
    1,250 Networks Assocs, Inc. +                   5,234
      900 NVIDIA Corporation +                     29,489
    1,700 Rational Software Corporation +          66,194
      700 Retek, Inc. +                            17,063
      800 SanDisk Corporation +                    22,200
      500 Structural Dynamics Research
             Corporation +                          5,000
      600 Sykes Enterprises, Inc. +                 2,663
    1,000 Symantec Corporation +                   33,375
      800 Synopsys, Inc. +                         37,950
    1,000 Wind River Systems, Inc. +               34,125
                                            -------------
                                                  736,702
                                            -------------

     CONSTRUCTION MATERIALS -- 0.7%
      500 Fastenal Company                         27,437
      400 Granite Construction, Inc.               11,575
      600 Martin Marietta Materials, Inc.          25,380
      600 USG Corporation                          13,500
                                            -------------
                                                   77,892
                                            -------------

     DIVERSIFIED -- 0.4%
      900 American Standard
             Companies, Inc. +                     44,381
                                            -------------

     DOMESTIC OIL -- 1.2%
      600 Murphy Oil Corporation                   36,262
      800 Noble Affiliates, Inc. +                 36,800
    1,100 Ultramar Diamond Shamrock                33,963
      800 Valero Energy Corporation                29,750
                                            -------------
                                                  136,775
                                            -------------

     DRUGS AND HEALTH CARE -- 8.9%
      700 AmeriSource Health Corporation,
             Class A +                             35,350
      700 Apria Healthcare Group, Inc. +           20,825
      400 Barr Laboratories, Inc. +                29,175
    1,200 Bergen Brunswig Corporation              18,996
      600 Carter Wallace, Inc.                     20,025
      700 COR Therapeutics, Inc. +                 24,631
      800 Covance, Inc. +                           8,600
      500 Express Scripts, Inc., Class A +         51,125
    1,100 Genzyme Surgical Products +              98,931
    2,249 Health Management Associates +           46,667
    1,100 Health Net, Inc.                         28,806
      700 ICN Pharmaceuticals, Inc.                21,481
      600 IDEC Pharmaceuticals
             Corporation +                        113,738
    1,500 Ivax Corporation +                       57,450
      700 Lincare Holdings, Inc. +                 39,944
      900 MiniMed, Inc. +                          37,828
    1,100 Mylan Labs, Inc.                         27,706
      800 Omnicare, Inc.                           17,300
    1,100 Oxford Health Plans, Inc. +              43,450
      500 PacifiCare Health Systems, Inc. +         7,500
      900 Perrigo Company +                         7,453
      600 Quest Diagnostics, Inc. +                85,200
    1,000 Quorum Health Group, Inc. +              15,750
      900 Sepracor, Inc. +                         72,113
       67 Sybron Dental Specialties, Inc. +         1,131
      800 Vertex Pharmaceuticals, Inc. +           57,200
                                            -------------
                                                  988,375
                                            -------------

     ELECTRIC UTILITIES -- 1.3%
      900 ALLETE                                   22,331
      300 Cleco Corporation                        16,425
    1,200 DPL, Inc.                                39,825
      700 DQE, Inc.                                22,925
    1,036 Sierra Pacific Resources                 16,641
      900 Western Resources, Inc.                  22,331
                                            -------------
                                                  140,478
                                            -------------

     ELECTRICAL EQUIPMENT -- 1.8%
      500 AMETEK, Inc.                             12,969
    1,200 Arrow Electronics, Inc. +                34,350
    4,300 Atmel Corporation +                      49,987
      750 Credence Systems Corporation +           17,250
      700 Dentsply International, Inc.             27,388
    1,200 Energizer Holdings, Inc. +               25,650
      800 Hubbell, Inc.                            21,200
      600 Ucar International, Inc. +                5,850
                                            -------------
                                                  194,644
                                            -------------

     ELECTRONICS -- 5.6%
      500 ADTRAN, Inc. +                           10,625
      500 ANTEC Corporation +                       3,953
      800 Avnet, Inc.                              17,200
    1,000 Cirrus Logic, Inc. +                     18,750
    1,500 Cypress Semiconductor
             Corporation +                         29,531

                        See Notes to Financial Statements

             Munder Institutional MidCap Index Equity Fund
                   Portfolio of Investments, December 31, 2000
                              (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRONICS -- (CONTINUED)
      700 Dallas Semiconductor
             Corporation                    $      17,938
      400 DSP Group, Inc. +                         8,419
    1,300 Integrated Device Technology,
             Inc. +                                43,062
      800 International Rectifier
             Corporation +                         24,000
    1,700 Jabil Circuit, Inc. +                    43,137
    1,100 KEMET Corporation +                      16,638
      500 L-3 Communications
             Holding, Inc. +                       38,500
    1,100 Lam Research Corporation +               15,950
    1,300 Lattice Semiconductor
             Corporation +                         23,888
    1,100 Micrel, Inc. +                           37,056
    1,124 Microchip Technology, Inc. +             24,658
      500 MIPS Technologies, Inc.,
             Class B +                             12,742
      500 Plexus Corporation +                     15,195
      600 Sawtek, Inc. +                           27,712
    1,300 SCI Systems, Inc. +                      34,287
      800 Semtech Corporation +                    17,650
    1,000 Sensormatic Electronics
             Corporation +                         20,063
      100 Sequa Corporation +                       3,638
      500 Teleflex, Inc.                           22,094
    1,000 TranSwitch Corporation +                 39,125
    1,000 TriQuint Semiconductor, Inc. +           43,687
    1,277 Vishay Intertechnology, Inc. +           19,315
                                            -------------
                                                  628,813
                                            -------------

     FINANCIAL SERVICES -- 3.6%
      800 American Financial Group, Inc.           21,250
      827 Associated Banc Corporation              25,120
    2,000 Concord EFS, Inc. +                      87,875
    2,900 E*TRADE Group, Inc. +                    21,388
    1,000 Edwards (A.G.), Inc. +                   47,437
      400 Investment Technology
             Group, Inc. +                         16,700
      800 Legg Mason, Inc.                         43,600
      700 Provident Financial Group, Inc.          26,250
      700 SEI Investments Company                  78,400
    1,000 Waddell & Reed Financial, Inc.,
             Class A                               37,625
                                            -------------
                                                  405,645
                                            -------------


     FOOD AND BEVERAGE -- 2.4%
      500 Bob Evans Farms, Inc.                    10,656
      500 Dean Foods Company                       15,344
      800 Dole Food, Inc.                          13,100
      400 Dreyers Grand Ice Cream, Inc.            12,900
      900 Flowers Industries, Inc.                 14,175
    1,300 Hormel Foods Corporation                 24,212
    1,300 IBP, Inc.                                34,775
      900 Interstate Bakeries Corporation          12,656
      400 Lance, Inc.                               5,063
      900 Mccormick & Company, Inc.                32,456
      700 Sensient Technologies
             Corporation +                         15,925
      300 Smucker (J.M.) Company                    8,385
      400 Suiza Foods Corporation +                19,200
    2,100 Tyson Foods, Inc.                        26,775
    1,450 Whitman Corporation                      23,744
                                            -------------
                                                  269,366
                                            -------------

     FOREST PRODUCTS -- 0.2%
      700 Georgia Pacific Corporation              20,956
                                            -------------

     GAS AND PIPELINE UTILITIES-- 1.9%
      700 AGL Resources, Inc.                      15,444
    1,200 American Water Works, Inc.               35,250
    1,100 MCN Corporation Holding
             Company                               30,456
      600 National Fuel Gas Company                37,762
    1,000 Questar Corporation                      30,063
    1,300 SCANA Corporation                        38,431
      600 WGL Holdings, Inc.                       18,263
                                            -------------
                                                  205,669
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.1%
      700 Furniture Brands
             International, Inc. +                 14,744
                                            -------------

     HOTELS AND RESTAURANTS -- 1.0%
      900 Brinker International, Inc. +            38,025
      800 CBRL Group, Inc.                         14,550
      400 Lone Star Steakhouse & Saloon             3,850
    1,000 Mandalay Resort Group +                  21,938
      950 Outback Steakhouse, Inc. +               24,581
      300 Papa John's International, Inc. +         6,675
                                            -------------
                                                  109,619
                                            -------------

     HOUSEHOLD PRODUCTS -- 0.6%
      500 Church & Dwight, Inc.                    11,125
    1,200 Dial Corporation                         13,200
      900 Hillenbrand Industries, Inc.             46,350
                                            -------------
                                                   70,675
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
           ---------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     INDUSTRIAL MACHINERY -- 1.7%
      800 Airgas, Inc. +                    $       5,450
      600 Donaldson Company, Inc.                  16,688
      975 Grant Prideco, Inc. +                    21,389
      400 Kaydon Corporation                        9,950
      400 Kennametal, Inc.                         11,650
      500 Nordson Corporation                      12,750
      500 SPX Corporation +                        54,094
      400 Stewart & Stevenson
             Services, Inc.                         9,081
      300 Tecumseh Products Company,
             Class A                               12,581
    1,140 Varco International, Inc. +              24,795
      500 York International Corporation           15,344
                                            -------------
                                                  193,772
                                            -------------

     INSURANCE -- 3.4%
      700 Allmerica Financial Corporation          50,750
        1 American International
             Group, Inc.                               12
      500 Arthur J. Gallagher & Company            31,813
      600 Everest Re Group, Ltd.                   42,975
      600 Horace Mann Educators
             Corporation                           12,825
      700 Leucadia National Corporation            24,806
      800 Ohio Casualty Corporation                 8,000
    1,050 Old Republic International
             Corporation                           33,600
      650 PMI Group, Inc.                          43,997
      900 Protective Life Corporation              29,025
      500 Radian Group, Inc.                       37,531
      600 The MONY Group, Inc.                     29,663
      900 Unitrin, Inc.                            36,562
                                            -------------
                                                  381,559
                                            -------------

     LEISURE TIME -- 1.3%
    1,000 Callaway Golf Company                    18,625
      933 International Game
             Technology +                          44,784
      700 International Speedway
             Corporation, Class A                  26,600
    2,700 Park Place Entertainment
             Corporation +                         32,231
    1,000 Six Flags, Inc. +                        17,188
                                            -------------
                                                  139,428
                                            -------------

     MEDICAL INSTRUMENTS -- 0.8%
    1,300 Apogent Technologies, Inc. +             26,650
      800 Beckman Coulter, Inc.                    33,550
      800 Edwards Lifesciences
             Corporation                           14,200
      900 STERIS Corporation +                     14,512
                                            -------------
                                                   88,912
                                            -------------


     MEDICAL SERVICES -- 0.7%
      700 First Health Group Corporation +         32,594
      500 Trigon Healthcare, Inc. +                38,906
      800 VISX, Inc. +                              8,350
                                            -------------
                                                   79,850
                                            -------------

     METALS -- 0.0% #
      342 Ryerson Tull, Inc.                        2,822
                                            -------------

     MISCELLANEOUS -- 0.2%
      700 Blyth, Inc.                              16,888
      400 Rollins, Inc.                             8,025
                                            -------------
                                                   24,913
                                            -------------

     MOBILE HOMES -- 0.1%
    1,299 Clayton Homes, Inc.                      14,939
                                            -------------

     NEWSPAPERS -- 0.8%
      600 Lee Enterprises, Inc.                    17,888
      300 Media General, Inc.                      10,920
      100 Washington Post Company                  61,687
                                            -------------
                                                   90,495
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.7%
      800 Hon Industries, Inc.                     20,400
    1,000 Miller Herman, Inc.                      28,750
    1,000 Reynolds & Reynolds Company              20,250
      600 Wallace Computer Series, Inc.            10,200
                                            -------------
                                                   79,600
                                            -------------

     OIL AND GAS -- 4.8%
    1,100 BJ Services Company +                    75,762
      700 Cooper Cameron Corporation +             46,244
    1,300 ENSCO International, Inc.                44,281
      500 Flowserve Corporation                    10,688
    1,600 Global Marine, Inc. +                    45,400
      800 Hanover Compressor Company +             35,650
      700 Helmerich & Payne, Inc.                  30,712
    1,100 Lyondell Petrochemical
             Company                               16,844
    1,000 National-Oilwell, Inc.                   38,687
    1,200 Noble Drilling Corporation               52,125
    1,588 Ocean Energy, Inc. +                     27,591
      900 Pioneer Natural Resources
             Company +                             17,719
      700 Smith International, Inc. +              52,194
      975 Weatherford International, Inc.          46,069
                                            -------------
                                                  539,966
                                            -------------



                        See Notes to Financial Statements

             Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     PAPER -- 0.9%
      700 Bowater, Inc.                     $      39,462
      600 Glatfelter (P.H.) Company                 7,470
      700 Longview Fibre Company                    9,450
      700 Pentair, Inc.                            16,931
      900 Sonoco Products Company                  19,463
      700 Wausau Mosinee Paper
             Corporation                            7,088
                                            -------------
                                                   99,864
                                            -------------

     PUBLISHING -- 1.0%
      900 Harte-Hanks, Inc.                        21,319
      400 Houghton Mifflin Company                 18,550
      900 Readers Digest Association, Inc.,
             Class A (non-voting)                  35,212
      200 Scholastic Corporation +                 17,725
      700 Valassis Communications, Inc. +          22,094
                                            -------------
                                                  114,900
                                            -------------

     RAILROADS AND EQUIPMENT -- 0.5%
      700 GATX Corporation                         34,912
      500 Trinity Industries, Inc.                 12,500
      700 Wisconsin Central Transportation
             Corporation +                         10,544
                                            -------------
                                                   57,956
                                            -------------

     RETAIL -- 2.7%
      900 Abercrombie & Fitch Company +            18,000
      900 Barnes & Noble, Inc. +                   23,850
      900 BJs Wholesale Club, Inc. +               34,537
    1,000 Borders Group, Inc. +                    11,688
    1,100 CDW Computer Centers, Inc. +             30,662
      700 Claire S Stores, Inc.                    12,556
      999 Dollar Tree Stores, Inc. +               24,475
    1,600 Family Dollar Stores, Inc.               34,300
      400 Lands End, Inc. +                        10,048
      700 Neiman Marcus Group, Inc.,
             Class A +                             24,894
      300 Payless Shoesource, Inc. +               21,225
    1,100 Ross Stores, Inc.                        18,563
      600 Ruddick Corporation                       6,863
    1,292 Saks, Inc. +                             12,920
      800 Williams-Sonoma, Inc. +                  16,000
                                            -------------
                                                  300,581
                                            -------------

     SAVINGS AND LOAN -- 1.2%
      700 Astoria Financial Corporation            38,019
    1,000 Dime Bancorp, Inc. +                     29,562
    2,100 Sovereign Bancorp, Inc.                  17,063
    1,000 TCF Financial Corporation                44,562
                                            -------------
                                                  129,206
                                            -------------


     SHIPBUILDING -- 0.2%
      400 Newport News Shipbuilding, Inc.          20,800
                                            -------------

     STEEL -- 0.4%
    1,000 AK Steel Holding Corporation              8,750
      300 Carpenter Technology
             Corporation                           10,500
      600 Precision Castparts Corporation          25,237
                                            -------------
                                                   44,487
                                            -------------

     TELECOMMUNICATIONS -- 1.4%
    1,000 Advanced Fibre
             Communications, Inc. +                18,062
    2,000 Broadwing, Inc.                          45,625
      700 CommScope, Inc. +                        11,594
      800 Price Communications
             Corporation                           13,450
      800 Telephone & Data Systems, Inc.           72,000
                                            -------------
                                                  160,731
                                            -------------

     TIRE AND RUBBER -- 0.4%
      300 Bandag, Inc.                             12,169
      400 Carlisle Companies, Inc.                 17,175
      500 Lancaster Colony Corporation             14,031
                                            -------------
                                                   43,375
                                            -------------

     TOBACCO -- 0.5%
      900 R.J. Reynolds Tobacco
             Holdings, Inc.                        43,875
      400 Universal Corporation                    14,000
                                            -------------
                                                   57,875
                                            -------------

     TRUCKING AND FREIGHT FORWARDING-- 2.1%
      700 Airborne, Inc. +                          6,825
      600 Alexander & Baldwin, Inc.                15,750
      500 Atlas Air, Inc. +                        16,312
    1,100 C.H. Robinson Worldwide, Inc.            34,581
      700 CNF Transportation, Inc.                 23,669
      600 EGL, Inc. +                              14,363
      700 Expeditors International of
             Washington, Inc.                      37,581
      500 Hunt (J.B.) Transport Services,
             Inc.                                   8,406
      500 Overseas Shipholding Group,
             Inc.                                  11,469
      696 Pittston Brinks Group                    13,833
      900 Swift Transportation Co., Inc. +         17,831
      800 Tidewater, Inc.                          35,500
                                            -------------
                                                  236,120
                                            -------------



                        See Notes to Financial Statements

             Munder Institutional MidCap Index Equity Fund
                 Portfolio of Investments, December 31, 2000
                            (Continued)
             -------------------------------------------------------------------


SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     UTILITIES -- 4.4%
    1,000 Alliant Energy Corporation        $      31,875
      350 Black Hills Corporation                  15,663
    1,075 Conectiv, Inc.                           21,567
    1,100 Energy East Corporation                  21,656
      500 Hawaiian Electric Industries, Inc.       18,594
      500 Idacorp, Inc.                            24,531
    1,100 IPALCO Enterprises                       26,606
      800 Kansas City Power & Light
             Company                               21,950
    1,300 Montana Power Company                    26,975
    1,300 Northeast Utilities                      31,525
      700 NSTAR                                    30,012
    1,000 OGE Energy Corporation                   24,437
    1,000 Potomac Electric Power
             Company                               24,710
      600 Public Service Company Nm                16,088
    1,100 Puget Sound Energy, Inc. +               30,594
    1,200 Teco Energy, Inc.                        38,850
    1,150 Utilicorp United, Inc.                   35,650
      866 Vectren Corporation                      22,191
    1,100 Wisconsin Energy Corporation             24,819
                                            -------------
                                                  488,293
                                            -------------
TOTAL COMMON STOCKS
   (Cost  $10,688,479)                         10,552,896
                                            -------------

PRINCIPAL
AMOUNT
-------------
U.S. TREASURY BILLS-- 1.7%
   (Cost  $195,102)
$ 200,000 5.98% ++, due 05/31/2001**              195,102
                                            -------------



PRINCIPAL
AMOUNT                                       VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- 3.6%
   (Cost  $401,000)
 $401,000 Agreement with State Street Bank and Trust Company, 5.950% dated
          12/29/2000, to be repurchased at $401,265 on 01/02/2001,
          collateralized by $345,000 U.S. Treasury Note, 6.875%, maturing
          01/31/2003
          (value $412,706)                  $     401,000
                                            -------------

OTHER INVESTMENTS***
   (Cost $920,847)                   8.3%         920,846
                                 -------    -------------

TOTAL INVESTMENTS
   (Cost  $12,205,427*)            108.2%      12,069,844
OTHER ASSETS AND
LIABILITIES (NET)                   (8.2)        (914,196)
                                 -------    -------------

NET ASSETS                         100.0    $  11,155,648
                                 =======    =============

---------------
  *  Aggregate cost for Federal tax purposes is $12,470,165.
 **  Securities pledged as collateral for futures contracts.
*** As of December 31, 2000, the market value of the securities on loan is $877,287. Collateral received for securities loaned of $920,846 is invested in State Street Navigatior Securities Lending Trust-Prime Portfolio.
  +  Non-income producing security.
 ++  Rate represents annualized yield at date of purchase.
  #  Amount represents less than 0.1% of net assets.

NUMBER OF                                            UNREALIZED
CONTRACTS                                            DEPRECIATION
---------                                            ------------
FUTURES CONTRACTS-LONG POSITION
     2     S&P Mid Cap 400 Index,
               March 2001                            $     15,420
                                                     ============



                        See Notes to Financial Statements

              Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

SHARES                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%
     ADVERTISING -- 0.5%
    4,460 ADVO, Inc. +                      $     197,912
   14,600 HA-LO Industries, Inc. +                 32,850
    7,000 Penton Media, Inc.                      188,125
                                            -------------
                                                  418,887
                                            -------------

     AEROSPACE AND DEFENSE -- 1.0%
    5,910 AAR Corporation                          74,614
    3,030 Alliant Techsystems, Inc.               202,252
    5,590 BE Aerospace, Inc. +                     89,440
    9,290 Gencorp, Inc.                            89,416
    8,210 Orbital Sciences Corporation +           33,866
    3,740 Scott Technologies, Inc. +               83,683
    6,950 Teledyne Technologies, Inc. +           164,194
                                            -------------
                                                  737,465
                                            -------------

     AGRICULTURAL MACHINERY -- 0.6%
    7,870 AptarGroup, Inc.                        231,181
    8,450 Delta & Pine Land Company               176,922
    2,530 Lindsay Manufacturing
             Company                               57,241
                                            -------------
                                                  465,344
                                            -------------

     AIR TRAVEL -- 0.8%
    4,660 Atlantic Coast Airlines
             Holdings, Inc. +                     190,478
    7,160 Mesa Air Group, Inc. +                   50,120
    3,090 Midwest Express Holdings,
             Inc. +                                45,384
   12,200 SkyWest, Inc.                           350,750
                                            -------------
                                                  636,732
                                            -------------

     APPAREL AND TEXTILES -- 2.2%
    1,860 Angelica Corporation                     17,438
    2,880 Ashworth, Inc. +                         18,720
    5,630 Cone Mills Corporation +                 14,427
    4,530 G & K Services                          127,406
    1,430 Haggar Corporation                       16,445
    6,530 Hartmarx Corporation                     15,509
    2,190 K-Swiss, Inc.                            54,750
    5,220 Kellwood Company                        110,272
    6,940 Nautica Enterprises, Inc. +             105,727
    2,640 Oshkosh B' Gosh, Inc.                    48,840
    1,630 Oxford Industries, Inc.                  24,858
    6,000 Phillips Van Heusen Corporation          78,000
    4,900 Quiksilver, Inc. +                       94,937
    7,000 Russell Corporation                     108,062
    9,170 Stride Rite Corporation                  64,190
    2,570 The Dixie Group, Inc. +                   6,104
    8,720 Timberland Company +                    583,150
    7,000 Wellman, Inc.                            98,875
    9,160 Wolverine World Wide, Inc.              139,690
                                            -------------
                                                1,727,400
                                            -------------


     AUTOMOBILES -- 0.1%
    4,360 Group 1 Automotive, Inc. +               40,875
    2,750 Standard Motor Products, Inc.            20,281
    5,030 Wabash National Corporation              43,384
                                            -------------
                                                  104,540
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT-- 1.8%
    5,370 Clarcor, Inc.                           111,092
   11,960 Copart, Inc. +                          257,140
    3,670 Discount Auto Parts, Inc. +              20,185
   16,350 Gentex Corporation +                    304,519
    2,570 Insurance Auto Auctions, Inc. +          30,840
    3,300 Midas, Inc.                              39,394
   11,240 O'Reilly Automotive, Inc. +             300,670
   11,700 Pep Boys-- Manny, Moe &
             Jack                                  42,412
    6,590 Standard Pacific Corporation            154,041
    4,660 TBC Corporation +                        21,261
    7,810 Tenneco Automotive, Inc.                 23,430
    9,880 Tower Automotive, Inc. +                 88,920
                                            -------------
                                                1,393,904
                                            -------------

     BANKING AND FINANCIAL SERVICES-- 7.3%
    5,020 Anchor Bancorp Wisconsin, Inc.           80,320
    9,300 Billing Information Concepts
             Corporation +                         18,600
    5,830 Chittenden Corporation                  176,722
    6,926 Commerce Bancorp, Inc.                  473,565
    9,240 Community First Bankshares,
             Inc.                                 174,405
   11,350 Cullen Frost Bankers, Inc.              474,572
    2,830 Dain Rauscher Corporation               267,966
    5,000 East West Bancorp, Inc.                 124,688
    8,430 Enhance Financial Services
             Group, Inc.                          130,138
    5,770 First BanCorp                           136,316
    9,030 First Midwest Bancorp, Inc.             259,612
    2,500 GBC Bancorp                              95,938
   11,678 Hudson United Bancorp                   244,508
    9,800 Imperial Bancorp                        257,250
    5,370 Jefferies Group, Inc.                   167,812
    5,070 MAF Bancorp, Inc.                       144,178
    6,300 Morgan Keegan, Inc.                     166,950
    6,570 New York Community
             Bancorp, Inc. +                      241,447
    5,771 Provident Bankshares
             Corporation                          120,470
    6,240 Riggs National Corporation               86,970
    9,530 South Financial Group, Inc.             126,273



                        See Notes to Financial Statements

            Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, December 31, 2000
                            (Continued)
            --------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BANKING AND FINANCIAL SERVICES -- (CONTINUED)
    6,300 Southwest Bancorporation of
             Texas, Inc. +                  $     270,506
    3,450 Southwest Securities Group, Inc.         89,269
    7,800 Staten Island Bancorp, Inc.             166,725
    5,700 Sterling Bancshares, Inc.               112,575
    8,590 Susquehanna Bancshares, Inc.            141,735
   13,545 TrustCo Bank Corporation NY             165,080
    9,140 United Bankshares, Inc.                 194,225
   11,400 Washington Federal, Inc.                324,187
    5,030 Whitney Holding Corporation             182,652
                                            -------------
                                                5,615,654
                                            -------------

     BROADCASTING -- 0.1%
   11,530 General Communication, Inc. +            80,710
                                            -------------

     BUILDING CONSTRUCTION -- 1.1%
    6,120 Apogee Enterprises, Inc.                 32,895
   14,823 D.R. Horton, Inc.                       362,237
    5,150 Hughes Supply, Inc.                      92,391
    1,900 NVR, Inc. +                             234,840
    5,880 Sturm Ruger & Company, Inc.              55,493
   11,520 Washington Group
             International, Inc. +                 94,320
                                            -------------
                                                  872,176
                                            -------------

     BUILDING MATERIALS -- 1.1%
    5,000 ABM Industries, Inc.                    153,125
    2,830 Building Materials Holdings
             Corporation +                         24,055
    1,430 Butler Manufacturing Company             36,197
    3,650 Commonwealth Industries, Inc.            16,425
    4,290 Elcor Chemical Corporation               72,394
    7,200 Fleetwood Enterprises                    75,600
    4,070 Florida Rock Industries, Inc.           159,239
    2,130 Lawson Products, Inc.                    57,909
   12,222 Lennox International, Inc.               94,720
    2,610 Simpson Manufacturing
             Company, Inc. +                      133,110
    4,440 Universal Forest Products, Inc. +        58,830
                                            -------------
                                                  881,604
                                            -------------

     BUSINESS SERVICES -- 4.2%
    4,360 Aaron Rents, Inc.                        61,313
    6,000 Administaff, Inc. +                     163,200
    7,290 Bowne & Company, Inc.                    77,001
    8,080 Central Parking Corporation             161,600
    3,600 CUNO, Inc. +                             96,525
    2,800 Davox Corporation +                      27,300
    6,280 Edgewater Technology, Inc. +             40,820
   10,990 eLoyalty Corporation                     71,092
    3,180 Fair Issac & Company, Inc.              162,180
    4,530 Franklin Covey Company +                 33,975
    5,390 Gymboree Corporation +                   74,786
    2,900 Hall, Kinion & Associates, Inc. +        58,363
    6,250 Harland (John H.) Company                88,281
    4,300 Heidrick & Struggles
             International, Inc. +                180,869
    4,700 Information Holdings, Inc. +            110,156
    6,330 Information Resources, Inc. +            20,968
    7,190 Intervoice, Inc. +                       52,128
    2,730 Kronos, Inc. +                           84,459
    9,120 Labor Ready, Inc. +                      30,210
    4,650 MAXIMUS, Inc. +                         162,459
    5,100 On Assignment, Inc. +                   145,350
    9,280 Paxar Corporation +                      94,540
    5,400 Pegasus Solutions, Inc. +                37,463
   10,510 Profit Recovery Group
             International, Inc. +                 67,001
    3,260 QRS Corporation +                        41,769
    6,770 Remedy Corporation +                    112,128
    8,670 RSA Security, Inc. +                    458,426
   13,640 Spherion Corporation +                  154,302
    6,000 Standard Register Company                85,500
    8,740 Tetra Tech, Inc. +                      278,587
    3,630 URS Corporation +                        53,316
                                            -------------
                                                3,286,067
                                            -------------

     CHEMICALS -- 1.9%
    4,900 Arch Chemicals, Inc.                     86,975
    5,500 Cambrex Corporation                     248,875
    3,230 Chemfirst, Inc.                          71,262
    6,900 Georgia Gulf Corporation                117,731
    6,810 Macdermid, Inc.                         129,390
    5,750 Mississippi Chemical
             Corporation                           18,112
    5,270 Om Group, Inc.                          287,874
    8,690 Omnova Solutions, Inc.                   52,140
    1,640 Penford Corporation                      23,370
   20,700 PolyOne Corporation                     121,612
    1,970 Quaker Chemical                          37,061
    6,140 Scotts Company +                        226,796
    3,430 WD-40 Company                            66,671
                                            -------------
                                                1,487,869
                                            -------------

     COMMERCIAL SERVICES -- 0.5%
    3,500 F.Y.I., Inc. +                          129,062
    4,900 Kroll-O'Gara Company +                   29,400
    3,400 MemberWorks, Inc. +                      72,250
    4,930 Pre-Paid Legal Services, Inc. +         125,715
    3,100 StarTek, Inc. +                          47,663
                                            -------------
                                                  404,090
                                            -------------

                        See Notes to Financial Statements

              Munder Institutional S&P SmallCap Index Equity Fund
                 Portfolio of Investments, December 31, 2000
                             (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMMUNICATION EQUIPMENT -- 0.7%
    2,700 Brooktrout, Inc. +                $      25,566
   16,170 DMC Stratex Networks, Inc. +            242,550
    5,740 Proxim, Inc. +                          246,820
    4,800 ViaSat, Inc. +                           63,000
                                            -------------
                                                  577,936
                                            -------------

     COMMUNICATION SERVICES -- 0.5%
    8,300 Adaptive Broadband
             Corporation +                         50,838
   11,310 Aspect Communications
             Corporation +                         91,010
    3,700 Boston Communications
             Group, Inc. +                        103,137
   12,250 Brightpoint, Inc. +                      42,875
    7,900 Pac-West Telecomm, Inc. +                27,156
   11,200 Pinnacle Systems, Inc. +                 82,600
                                            -------------
                                                  397,616
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 1.3%
    9,090 American Management
             Systems, Inc. +                      180,096
    9,860 Auspex Systems, Inc. +                   69,020
    6,500 Cymer, Inc. +                           167,273
    3,310 Digi International, Inc. +               20,274
    5,110 Exabyte Corporation +                    17,566
    4,800 Gerber Scientific, Inc.                  41,100
    9,095 Insight Enterprises, Inc. +             163,141
    7,300 International FiberCom, Inc. +           36,044
   20,310 SONICblue, Inc. +                        83,779
    3,530 Standard Microsystems
             Corporation +                         71,482
    3,320 Volt Information Sciences, Inc. +        68,890
    6,580 Xircom, Inc. +                          101,990
                                            -------------
                                                1,020,655
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 5.9%
    5,020 Analysts International
             Corporation                           19,139
    6,500 Aspen Technology, Inc. +                216,125
    8,400 Avant! Corporation +                    153,825
    5,570 Avid Technology, Inc. +                 101,740
    6,700 AVT Corporation +                        33,291
    4,620 BARRA, Inc. +                           217,717
    3,400 Bell Microproducts, Inc. +               53,975
    4,120 Black Box Corporation +                 199,047
    2,500 CACI, Inc., Class A +                    57,539
    7,550 Cerner Corporation +                    349,187
   13,050 Ciber, Inc. +                            63,619
    4,550 Computer Task Group, Inc.                17,916
    3,590 Concord Communications, Inc. +           31,413
    3,540 Cyrk, Inc. +                             10,620
    5,200 ePresence, Inc. +                        22,588
    7,260 Factset Research Systems, Inc.          269,128
    7,600 Filenet Corporation +                   207,100
    4,400 Great Plains Software, Inc. +           207,075
   12,700 Harmonic, Inc. +                         72,231
    7,080 HNC Software, Inc.                      210,187
    5,500 Hutchinson Technology, Inc. +            75,625
    7,240 Hyperion Solutions
             Corporation +                        111,768
    5,420 Insituform Technologies, Inc. +         216,122
    5,840 Inter-Tel, Inc.                          44,895
    4,700 Mercury Computer Systems,
             Inc. +                               218,256
    3,850 MICROS Systems, Inc. +                   70,263
    5,500 NYFIX, Inc. +                           133,031
    4,100 PC-Tel, Inc. +                           44,075
    5,800 Phoenix Technologies Ltd. +              78,209
    7,780 Progress Software Corporation +         112,324
    4,800 Project Software & Development,
             Inc. +                                51,525
    6,100 Radiant Systems, Inc. +                 125,050
    3,800 RadiSys Corporation +                    98,325
    5,600 Rainbow Technologies, Inc. +             88,550
   13,600 Read Rite Corporation +                  54,825
    6,500 SAGA SYSTEMS, Inc. +                     74,344
    3,300 SCM Microsystems, Inc. +                108,900
    2,200 SPSS, Inc. +                             48,538
    7,200 Systems & Computer Technology
             Corporation +                         88,650
    7,270 Verity, Inc. +                          174,934
    6,800 Visual Networks, Inc. +                  22,100
    3,620 ZixIt Corporation +                      31,675
                                            -------------
                                                4,585,446
                                            -------------

     CONGLOMERATES -- 0.2%
    4,930 Triarc Companies, Inc. +                119,552
                                            -------------

     CONSTRUCTION AND MINING EQUIPMENT-- 0.4%
    4,170 CDI Corporation +                        60,986
    4,860 Kaman Corporation                        82,013
    3,120 Material Sciences Corporation +          23,985
    4,650 Regal Beloit Corporation                 79,329
    5,080 Valmont Industries, Inc.                 93,345
                                            -------------
                                                  339,658
                                            -------------

                        See Notes to Financial Statements

              Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                 (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CONTRACT SALES AND RESEARCH
     ORGANIZATIONS -- 0.4%
    5,500 Pharmaceutical Product
             Development, Inc. +            $     273,281
                                            -------------

     DIVERSIFIED INDUSTRIAL -- 0.9%
    3,800 Esterline Technologies
             Corporation +                         99,750
   10,701 Friede Goldman Halter, Inc. +            38,122
    6,520 Griffon Corporation +                    51,345
    9,280 JLG Industries, Inc.                     98,600
    6,720 Roper Industries, Inc.                  222,180
    2,830 SPS Technologies, Inc. +                155,120
                                            -------------
                                                  665,117
                                            -------------

     DRUGS AND HEALTH CARE -- 9.5%
    3,700 Accredo Health, Inc. +                  185,694
   10,650 Alliance Pharmaceutical
             Corporation +                         91,856
    8,840 Alpharma, Inc.                          387,855
    4,900 ArthroCare Corp. +                       95,550
   12,020 Bio Technology General
             Corporation +                         84,891
    9,140 Cephalon, Inc. +                        578,676
    2,230 Chemed Corporation                       74,984
    3,180 Cooper Companies, Inc.                  126,803
   13,080 Coventry Health Care, Inc. +            349,072
    4,050 CryoLife, Inc. +                        122,513
    5,970 Cygnus, Inc. +                           29,104
    5,600 Enzo Biochem, Inc. +                    139,300
    7,290 Idexx Laboratories, Inc.                160,380
    6,600 Immune Response Corporation +            17,325
    3,400 IMPATH, Inc. +                          226,100
    6,650 Invacare Corporation                    227,762
    6,640 Medicis Pharmaceutical
             Corporation +                        392,590
    5,080 Mentor Corporation                       99,060
    3,600 MGI Pharma, Inc. +                       59,400
    3,610 Natures Sunshine Products, Inc.          24,593
   15,100 NBTY, Inc. +                             71,725
    4,870 Noven Pharmaceuticals, Inc. +           182,016
    7,630 Organogenesis, Inc. +                    68,594
   10,740 Orthodontic Centers America,
             Inc. +                               335,625
    3,090 Osteotech, Inc. +                        14,678
    7,320 Owens & Minor, Inc.                     129,930
    5,410 PAREXEL International
             Corporation +                         58,496
   14,820 Patterson Dental Company +              502,027
    3,530 Pediatrix Medical Group, Inc. +          84,941
    9,880 Prime Hospitality Corporation +         114,855
    6,800 Province Healthcare Company +           267,750
    8,060 Regeneron Pharmaceuticals,
             Inc. +                               284,241
   10,190 Renal Care Group, Inc. +                279,429
    6,530 Respironics, Inc. +                     186,105
    5,980 Sierra Health Services, Inc. +           22,724
    2,090 Spacelabs, Inc. +                        27,170
    7,700 Sybron Dental Specialties, Inc. +       129,938
    5,300 Syncor International
             Corporation +                        192,787
    4,670 Ultratech Stepper, Inc. +               120,836
    6,570 Universal Health Services, Inc. +       734,197
    2,720 Vital Signs, Inc.                        87,380
                                            -------------
                                                7,368,952
                                            -------------

     ELECTRIC UTILITIES -- 1.5%
   10,400 Avista Corporation                      213,200
    1,640 Bangor Hydro Electric Company            42,128
    2,570 Central Vermont Public Service           31,322
    3,680 CH Energy Group, Inc.                   164,680
    1,270 Green Mountain Power
             Corporation                           15,875
    5,040 NorthWestern Corporation                116,550
    7,600 RGS Energy Group, Inc.                  246,525
    3,190 UIL Holdings Corporation                158,702
    7,100 UniSource Energy Corporation            133,569
                                            -------------
                                                1,122,551
                                            -------------

     ELECTRICAL EQUIPMENT-- 4.1%
    6,900 Advanced Energy Industries,
             Inc. +                               155,250
    8,250 Anixter International, Inc. +           178,406
    2,600 AstroPower, Inc. +                       81,575
    5,000 Aware, Inc.                              88,750
   21,200 Axcelis Technologies, Inc. +            188,150
    7,360 Baldor Electric Company                 155,480
    4,090 Barnes Group, Inc.                       81,289
    2,300 Bel Fuse, Inc.                           78,200
    5,380 Belden, Inc.                            136,518
    4,260 Benchmark Electronics, Inc. +            96,116
    5,780 C&D Technologies, Inc.                  249,624
   10,910 C-Cube Microsystems, Inc. +             134,329
    9,595 Cable Design Technologies
             Corporation +                        161,316
    5,970 Coherent, Inc. +                        194,025
    9,000 Foster Wheeler Corporation               47,250
    4,910 Helix Technology Corporation            116,229


                        See Notes to Financial Statements

            Munder Institutional S&P SmallCap Index Equity Fund
               Portfolio of Investments, December 31, 2000
                           (Continued)
            --------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRICAL EQUIPMENT -- (CONTINUED)
    3,392 Intermagnetics General
             Corporation                    $      56,816
    6,330 Kent Electrical Corporation +           104,445
    4,900 MagneTek, Inc.                           63,700
    3,495 Park Electrochemical
             Corporation                          107,253
    2,700 Supertex, Inc. +                         53,367
    5,165 Symmetricom, Inc. +                      50,359
    7,320 Technitrol, Inc.                        301,035
    3,340 Thomas Industries, Inc.                  77,655
    7,000 Varian Semiconductor Equipment
             Associates, Inc.                     166,250
    5,860 Watsco, Inc.                             67,507
                                            -------------
                                                3,190,894
                                            -------------

     ELECTRONICS -- 7.0%
    5,300 Actel Corporation +                     128,194
   12,650 Aeroflex, Inc. +                        364,676
    9,100 Alliance Semiconductor
             Corporation +                        102,944
    9,430 Alpha Industries, Inc. +                348,910
    2,840 Analogic Corporation                    126,557
    8,570 APW Ltd.                                289,237
    8,410 Artesyn Technologies, Inc. +            133,509
    5,000 Audiovox Corporation +                   45,000
    4,800 AXT, Inc. +                             158,700
    6,000 BMC Industries, Inc.                     29,250
    7,320 C Cor Electronics, Inc. +                71,141
    6,620 Checkpoint Systems, Inc. +               49,236
    4,500 Cohu, Inc.                               62,719
    6,110 CTS Corporation                         222,633
    4,810 Dionex Corporation +                    165,945
    3,800 DuPont Photomasks, Inc. +               200,806
    5,900 Electro Scientific Industries,
             Inc. +                               165,200
    4,600 Electroglas, Inc. +                      70,437
    9,700 ESS Technology, Inc. +                   49,713
    8,280 General Semiconductor, Inc. +            51,750
   11,230 Input/Output, Inc. +                    114,406
    3,410 Itron, Inc. +                            12,361
    3,500 Keithley Instruments, Inc.              150,719
   13,900 Kopin Corporation +                     153,769
   10,700 Kulicke & Soffa Industries,
             Inc. +                               120,375
    3,600 Meade Instruments Corporation +          23,625
    7,830 Methode Electrics, Inc.                 179,601
    4,760 Network Equipment
             Technologies +                        30,643
   17,690 P-COM, Inc. +                            54,176
    5,500 Pericom Semiconductor
             Corporation +                        101,750
    2,600 Photon Dynamics, Inc. +                  58,500
    6,470 Photronic, Inc. +                       151,641
    6,090 Pioneer-Standard Electronics,
             Inc.                                  66,990
    7,700 Robotic Vision Systems, Inc. +           21,175
    3,300 Rogers Corporation +                    135,506
    7,430 Silicon Valley Group, Inc. +            213,612
    7,640 SLI, Inc.                                49,183
    4,000 TelCom Semiconductor, Inc. +             45,500
    4,709 Three-Five Systems, Inc. +               84,762
    4,540 Titan International, Inc.                19,295
    5,120 Trimble Navigation Ltd. +               122,880
    8,920 Valence Technology, Inc. +               83,067
    9,270 Vicor Corporation +                     281,576
    6,960 Zebra Technologies
             Corporation +                        283,946
                                            -------------
                                                5,395,615
                                            -------------

     ENTERTAINMENT -- 0.4%
    2,700 4Kids Entertainment, Inc. +              24,131
    3,120 Anchor Gaming +                         121,680
    8,330 Midway Games, Inc. +                     59,143
    5,850 Pinnacle Entertainment, Inc. +           78,975
                                            -------------
                                                  283,929
                                            -------------

     FOOD AND BEVERAGE -- 2.6%
    2,130 Agribrands International, Inc. +        113,955
    4,200 American Italian Pasta
             Company +                            112,613
    1,960 Coca-Cola Bottling Company               74,235
    4,030 Constellation Brands, Inc. +            236,763
    7,700 Corn Products International, Inc.       223,781
    9,320 Earthgrains Company                     172,420
    7,300 Hain Celestial Group, Inc. +            237,250
    4,100 International Multifoods
             Corporation                           83,281
    3,550 Ionics, Inc. +                          100,731
    1,870 J&J Snack Foods Corporation +            31,439
    2,800 Morrison Management
             Specialists, Inc.                     97,748
    2,490 Nash Finch Company                       29,102
    6,530 Ralcorp Holdings, Inc. +                106,929
   11,990 Smithfield Foods, Inc. +                364,496
                                            -------------
                                                1,984,743
                                            -------------


                        See Notes to Financial Statements

             Munder Institutional S&P SmallCap Index Equity Fund
                 Portfolio of Investments, December 31, 2000
                             (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FOOD DISTRIBUTION -- 0.5%
    4,020 Michael Foods, Inc.               $     121,103
    3,070 Performance Food Group
             Company +                            157,385
    4,040 United Natural Foods, Inc. +             71,205
                                            -------------
                                                  349,693
                                            -------------
     FOREST PRODUCTS -- 0.1%
    2,600 Deltic Timber Corporation                62,075
                                            -------------

     HEALTH MANAGEMENT SYSTEMS -- 0.6%
   10,800 Mid Atlantic Medical
             Services, Inc. +                     213,975
    7,260 National Data Corporation               265,897
                                            -------------
                                                  479,872
                                            -------------

     HOMEBUILDERS -- 0.8%
   10,350 Champion Enterprises, Inc. +             28,463
    4,610 M.D.C. Holdings, Inc.                   151,899
    2,910 Ryland Group, Inc.                      118,583
    7,980 Toll Brothers, Inc. +                   326,182
                                            -------------
                                                  625,127
                                            -------------

     HOTELS AND RESTAURANTS -- 2.5%
    5,550 Applebee's International, Inc.          174,478
    8,700 Aztar Corporation +                     112,556
    5,990 CEC Entertainment, Inc. +               204,409
    6,830 Cheesecake Factory +                    262,101
    6,437 Consolidated Products, Inc.              44,254
    4,410 IHOP Corporation +                       95,642
    8,440 Jack in the Box, Inc. +                 248,453
    4,730 Landry's Seafood Restaurants,
             Inc.                                  47,004
    4,910 Luby's Cafeterias, Inc.                  29,460
    6,400 Marcus Corporation                       88,800
    2,300 P. F. Chang's China Bistro, Inc. +       72,306
    2,920 Panera Bread Company +                   66,613
    4,400 Rare Hospitality International,
             Inc. +                                98,175
   13,580 Ruby Tuesday, Inc.                      207,095
    6,990 Ryans Family Steak Houses,
             Inc. +                                65,968
    5,790 Sonic Corporation +                     134,980
                                            -------------
                                                1,952,294
                                            -------------

     HOUSEHOLD APPLIANCES AND HOME
     FURNISHINGS -- 1.7%
    5,100 Applica, Inc. +                          24,863
    2,630 Bassett Furniture Industries, Inc.       29,587
    8,650 Ethan Allen Interiors, Inc.             289,775
    7,350 Fedders USA, Inc.                        33,994
    7,040 Harman International
             Industries, Inc.                     256,960
   11,240 Interface, Inc.                          97,647
   13,200 La-Z-Boy, Inc.                          207,900
    3,360 Libbey, Inc.                            102,060
    1,540 National Presto Industries, Inc.         47,259
    3,140 Royal Appliance Manufacturing
             Company +                             12,560
    2,700 Salton, Inc. +                           55,856
    3,900 Springs Industries, Inc.                126,506
                                            -------------
                                                1,284,967
                                            -------------

     INDUSTRIAL MACHINERY -- 2.0%
    5,140 A.O. Smith Corporation                   87,701
    9,550 Cognex Corporation +                    211,294
    3,290 Flow International Corporation +         36,190
    3,410 Gardner Denver, Inc. +                   72,633
    4,420 Graco, Inc.                             182,877
    6,590 IDEX Corporation +                      218,294
    5,450 Manitowoc, Inc.                         158,050
    7,400 Milacron, Inc.                          118,862
    3,700 Oshkosh Truck Corporation               162,800
    2,380 Robbins & Myers, Inc.                    57,418
    6,580 SpeedFam-IPEC, Inc. +                    39,891
    2,740 Standex International
             Corporation                           56,513
    5,770 Watts Industries, Inc.                   80,059
    4,660 X-Rite, Inc.                             36,406
                                            -------------
                                                1,518,988
                                            -------------

     INSURANCE -- 2.9%
    4,438 Delphi Financial Group, Inc.            170,863
    2,850 E.W. Blanch Holdings, Inc.               49,697
   15,030 Fidelity National Financial, Inc.       555,171
   14,030 First American Financial
             Corporation                          461,236
   15,420 Fremont General Corporation              43,369
    2,950 Hilb, Rogal and Hamilton
             Company                              117,631
    3,000 LandAmerica Financial
             Group, Inc.                          121,312
    9,050 Mutual Risk Management Ltd.             137,447
    2,200 RLI Corporation                          98,312
    2,100 SCPIE Holdings, Inc.                     49,613
    5,520 Selective Insurance Group, Inc.         133,860
    8,100 Trenwick Group Ltd.                     200,981
    3,800 Zenith National Insurance
             Corporation                          111,625
                                            -------------
                                                2,251,117
                                            -------------



                        See Notes to Financial Statements

             Munder Institutional S&P SmallCap Index Equity Fund
                 Portfolio of Investments, December 31, 2000
                             (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     INVESTMENT COMPANIES -- 1.3%
   15,480 Eaton Vance Corporation           $     499,230
   10,110 Raymond James Financial, Inc.           352,586
    5,300 Tucker Anthony Sutro
             Corporation                          130,181
                                            -------------
                                                  981,997
                                            -------------

     LEISURE TIME -- 0.5%
    3,590 Action Performance
             Companies, Inc. +                      8,526
    3,970 K2, Inc. +                               31,760
    3,750 SCP Pool Corporation +                  112,734
    4,450 THQ, Inc. +                             108,469
    6,900 WMS Industries, Inc. +                  138,863
                                            -------------
                                                  400,352
                                            -------------

     MACHINERY -- 0.2%
    4,360 Applied Industrial Technologies,
             Inc.                                  89,652
    4,270 Astec Industries, Inc. +                 56,311
                                            -------------
                                                  145,963
                                            -------------

     MACHINERY -- TOOLS -- 0.1%
    2,840 Toro Company                            104,192
                                            -------------

     MEDICAL INSTRUMENTS AND SUPPLIES -- 3.0%
    7,760 Bindley Western Industries, Inc.        322,525
    3,400 CONMED Corporation +                     58,225
    3,220 Datascope Corporation                   110,285
    3,070 Diagnostic Products Corporation         167,699
    3,420 Hologic, Inc. +                          18,169
    2,900 PolyMedica Corporation +                 96,787
    9,980 Priority Healthcare Corporation +       407,308
    6,800 ResMed, Inc. +                          271,150
    5,200 Sola International, Inc. +               21,450
    9,100 Techne Corporation +                    328,169
    6,490 Theragenics Corporation +                32,450
    6,930 Varian Medical Systems, Inc. +          470,807
                                            -------------
                                                2,305,024
                                            -------------

     MEDICAL SERVICES -- 1.1%
    6,530 Advance Paradigm, Inc. +                297,115
   14,110 Advanced Tissue Sciences, Inc.           42,771
    1,710 Curative Health Services, Inc. +          9,512
    8,760 Dendrite International, Inc. +          196,005
   14,520 Hooper Holmes, Inc.                     160,591
   20,140 US Oncology, Inc. +                     127,134
                                            -------------
                                                  833,128
                                            -------------


     MINING -- 0.9%
    3,660 Brush Wellman, Inc.                      73,886
    2,300 Cleveland-Cliffs, Inc.                   49,594
   16,600 Massey Energy Company                   211,650
    8,520 Stillwater Mining Company +             335,262
                                            -------------
                                                  670,392
                                            -------------

     MOBILE HOMES -- 0.4%
    3,380 Coachmen Industries, Inc.                35,490
    4,160 Monaco Coach Corporation +               73,580
    1,870 Skyline Corporation                      35,413
    2,620 Thor Industries, Inc.                    51,745
    4,700 Winnebago Industries, Inc.               82,544
                                            -------------
                                                  278,772
                                            -------------

     NON-FERROUS METALS -- 0.2%
    2,900 Commercial Metals Company                64,525
    3,370 Imco Recycling, Inc.                     17,903
    4,540 RTI International Metals, Inc. +         64,979
    2,660 Wolverine Tube, Inc. +                   31,893
                                            -------------
                                                  179,300
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES-- 0.5%
    3,770 A.T. Cross Company                       16,729
    1,290 Nashua Corporation                        5,728
    2,890 New England Business
             Service, Inc.                         52,742
    7,500 United Stationers, Inc. +               180,000
    5,020 W.H. Brady Company                      169,739
                                            -------------
                                                  424,938
                                            -------------

     OIL AND GAS -- 8.5%
    8,350 Atmos Energy Corporation                203,531
    7,310 Barrett Resources Corporation +         415,299
    6,400 Cabot Oil & Gas Corporation             199,600
    2,450 Cascade Natural Gas Corporation          46,091
   15,540 Cross Timbers Oil Company               431,235
    6,600 Energen Corporation                     212,437
    3,960 HS Resources, Inc. +                    167,805
    4,200 Laclede Gas Company                      98,175
    9,500 Louis Dreyfus Natural Gas
             Corporation +                        435,219
    3,920 New Jersey Resources
             Corporation                          169,540
    9,370 Newfield Exploration
             Company +                            444,489
    5,510 Northwest Natural Gas Company           146,015
    3,900 Nuevo Energy Company +                   67,519



                        See Notes to Financial Statements

              Munder Institutional S&P SmallCap Index Equity Fund
                  Portfolio of Investments, December 31, 2000
                              (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- (CONTINUED)
    2,900 NUI Corporation                   $      93,344
    5,010 Oceaneering International, Inc. +        97,382
    4,500 Patina Oil & Gas Corporation            108,000
   11,712 Philadelphia Suburban
             Corporation                          286,944
    6,950 Piedmont Natural Gas, Inc.              265,403
    3,890 Plains Resources, Inc. +                 82,176
    8,920 Pogo Producing Company                  277,635
   14,760 Pride International, Inc. +             363,465
    4,760 Remington Oil & Gas
             Corporation +                         61,880
    5,390 Seitel, Inc. +                           99,378
   11,185 Southern Union Company                  296,402
    6,940 Southwest Gas Corporation               151,813
    5,500 Southwestern Energy Company              57,063
    4,920 St. Mary Land & Exploration
             Company                              163,898
    4,040 Stone Energy Corporation +              260,782
    4,700 Swift Energy Company +                  176,838
    8,300 Tom Brown, Inc. +                       272,862
    6,000 UGI Corporation                         151,875
   13,810 Vintage Petroleum, Inc.                 296,915
                                            -------------
                                                6,601,010
                                            -------------

     OIL EQUIPMENT AND SERVICES-- 1.1%
    3,000 Atwood Oceanics, Inc. +                 131,430
    7,100 Cal Dive International, Inc. +          189,037
    3,800 Dril-Quip, Inc. +                       129,913
    3,715 SEACOR SMIT, Inc. +                     195,502
    6,650 Veritas DGC Inc. +                      214,795
                                            -------------
                                                  860,677
                                            -------------

     PAPER -- 0.4%
    7,630 Buckeye Technologies, Inc. +            107,297
    5,810 Caraustar Industries, Inc.               54,469
    3,300 Chesapeake Corporation                   67,856
    3,440 Lydall, Inc. +                           29,885
    3,010 Pope & Talbot, Inc.                      50,605
                                            -------------
                                                  310,112
                                            -------------

     PHOTOGRAPHY -- 0.1%
    1,710 CPI Corporation                          34,200
    3,300 Innovex, Inc.                            22,275
    9,900 Polaroid Corporation                     57,544
                                            -------------
                                                  114,019
                                            -------------
     PLASTICS -- 0.2%
    8,400 Tredegar Industries, Inc.               146,475
                                            -------------
     POLLUTION CONTROL -- 0.1%
    2,960 Tetra Technologies, Inc. +               45,880
                                            -------------

     PUBLISHING -- 0.1%
    2,840 Consolidated Graphics, Inc. +            33,903
    3,190 Nelson Thomas, Inc.                      22,330
                                            -------------
                                                   56,233
                                            -------------
     RECREATION -- 0.5%
    5,240 Arctic Cat, Inc.                         60,915
    2,220 Huffy Corporation                        14,430
    5,210 Polaris Industries, Inc.                207,097
    4,340 Russ Berrie & Company, Inc.              91,683
                                            -------------
                                                  374,125
                                            -------------
     RETAIL -- 4.5%
    7,566 99 Cents Only Stores +                  207,119
    6,360 AnnTaylor Stores Corporation +          158,603
    3,940 Brown Shoe Company, Inc.                 51,220
    9,700 Burlington Coat Factory
             Warehouse Corporation                183,694
    5,630 Cash America International, Inc.         24,631
    5,470 Cato Corporation                         75,213
    3,800 Chico's FAS, Inc. +                      79,325
    4,630 Cost Plus, Inc. +                       136,006
    1,290 Damark International, Inc. +              7,659
    2,900 Department 56, Inc. +                    33,350
    2,970 Enesco Group, Inc.                       13,922
    2,800 Factory 2-U Stores, Inc. +               92,750
    4,270 Footstar, Inc. +                        211,365
    6,690 Fossil, Inc. +                           96,900
    4,700 Genesco, Inc. +                         114,856
    7,140 Goody's Family Clothing, Inc. +          32,130
    2,730 Gottschalks, Inc. +                      11,261
    3,780 Hancock Fabrics, Inc.                    12,994
    3,080 J. Baker, Inc.                           13,860
    3,940 Jo-Ann Stores, Inc. +                    25,856
    1,880 Lillian Vernon Corporation               13,160
    8,790 Linens 'N Things, Inc. +                242,824
    4,290 Mayor's Jewelers, Inc. +                 12,334
    7,960 Michaels Stores, Inc. +                 210,940
    7,040 Pacific Sunwear of California +         180,400
   21,190 Pier 1 Imports, Inc.                    218,522
    8,960 Regis Corporation                       129,920
    3,800 School Specialty, Inc. +                 76,238
    6,300 Shopko Stores, Inc. +                    31,500
    9,300 Stein Mart, Inc. +                      108,113
    3,910 The Dress Barn +                        113,390
    9,190 The Men's Wearhouse, Inc. +             250,427
    3,070 The Wet Seal, Inc. +                     63,127
    2,400 Ultimate Electronics, Inc. +             52,650
    7,670 Zale Corporation +                      222,909
                                            -------------
                                                3,509,168
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
             -------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RETAIL GROCERY -- 0.9%
   10,920 Casey's General Stores, Inc.      $     163,118
    8,660 Fleming Companies, Inc.                 102,296
    8,400 Great Atlantic & Pacific Tea
             Company, Inc.                         58,800
    5,760 Whole Foods Market, Inc. +              352,080
                                            -------------
                                                  676,294
                                            -------------
     SAVINGS AND LOAN -- 1.3%
    8,650 Centura Banks, Inc.                     417,362
   11,940 Commercial Federal Corporation          232,084
    6,230 Downey Financial Corporation            342,650
                                            -------------
                                                  992,096
                                            -------------

     STEEL -- 1.5%
    1,870 Amcast Industrial Corporation            18,583
    3,080 Castle A M Company                       30,800
    5,620 Intermet Corporation                     20,372
    7,340 Mueller Industries, Inc. +              196,804
    2,990 Quanex Corporation                       60,174
    5,520 Reliance Steel & Aluminum
          Company                                 136,620
    8,900 Shaw Group, Inc. +                      445,000
   10,000 Steel Dynamics, Inc. +                  110,000
    2,360 Steel Technologies, Inc.                 12,980
    4,650 Texas Industries, Inc.                  139,500
                                            -------------
                                                1,170,833
                                            -------------
     TELECOMMUNICATIONS -- 0.1%
    6,110 Allen Group, Inc. +                     109,598
                                            -------------
     TIRE AND RUBBER -- 0.1%
    4,725 Myers Industries, Inc.                   68,513
                                            -------------
     TOBACCO -- 0.2%
    9,790 Dimon, Inc.                              53,845
    3,340 Schweitzer-Mauduit
             International, Inc.                   63,961
                                            -------------
                                                  117,806
                                            -------------
     TOYS -- 0.0% #
    4,000 JAKKS Pacific, Inc. +                    36,500
                                            -------------

     TRUCKING AND FREIGHT FORWARDING-- 2.0%
    4,400 Arkansas Best Corporation                80,575
    5,400 Arnold Industries, Inc.                  97,200
    4,700 Forward Air Corporation +               175,369
    8,070 Fritz Companies, Inc. +                  48,924
    5,610 Heartland Express, Inc. +               127,978
    5,290 Kirby Corporation +                     111,090
    1,810 Landstar Systems, Inc. +                100,342
    2,420 M.S. Carriers, Inc. +                    79,255
    4,660 Offshore Logistics, Inc. +              100,408
    4,200 Roadway Express, Inc.                    88,988
   12,710 Rollins Truck Leasing
             Corporation                          101,680
    5,670 US Freightways Corporation              170,543
   10,310 Werner Enterprises, Inc.                175,270
    5,200 Yellow Corporation +                    105,869
                                            -------------
                                                1,563,491
                                            -------------

     UTILITIES -- WATER -- 0.1%
    2,170 American States Water Company            80,019
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $75,910,046)                         77,119,427
                                            -------------

PRINCIPAL
AMOUNT
-----------------------------
REPURCHASE AGREEMENT-- 0.3%
   (Cost  $246,000)
 $246,000 Agreement with State Street Bank
          and Trust Company, 5.950% dated
          12/29/2000, to be repurchased at
          $246,162 on 01/02/2001,
          collateralized by $245,000
          U.S. Treasury Note, 5.875%,
          maturing 11/15/2004
          (value $252,656)                        246,000
                                            -------------


OTHER INVESTMENTS**
   (Cost $16,911,098)               21.8%      16,911,098
                                 -------    -------------

TOTAL INVESTMENTS
   (Cost  $93,067,144*)            121.7%      94,276,525
OTHER ASSETS AND
LIABILITIES (NET)                  (21.7)     (16,832,549)
                                 -------    -------------

NET ASSETS                         100.0%   $  77,443,976
                                 =======    =============

----------------
   * Aggregate cost for Federal tax purposes is $95,187,212.
  ** As of December 31, 2000, the market value of the securities on loan is $15,920,951. Collateral received for securities loaned includes $14,660 invested in U.S. government securities and the remaining $16,896,438 invested in State Street Navigator Securities Lending Trust-Prime Portfolio
   + Non-income producing security.
   # Amount represents less than 0.1% of net assets.


                        See Notes to Financial Statements

           Munder Institutional Funds
             Statements of Assets and Liabilities, December 31, 2000

          ----------------------------------------------------------------------

                                                                        --------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        --------------------------------------------------
ASSETS:
Investments, at value See accompanying schedule:
       Securities.................................................      $ 103,883,573   $   11,668,844  $    94,030,525
       Repurchase Agreements......................................          2,412,000          401,000          246,000
                                                                        -------------    -------------   --------------
Total Investments.................................................        106,295,573       12,069,844       94,276,525
Cash..............................................................                850               74               12
Receivable for Fund shares sold...................................            848,154           33,000          441,188
Dividends receivable..............................................             88,840            6,784           49,757
Receivable from investment advisor................................             34,731           25,446           98,495
Unamortized organization costs....................................             12,876            2,323                -
Prepaid expenses and other assets.................................              4,572              554            1,398
Interest receivable...............................................              1,196              199              122
Receivable for investment securities sold.........................                  -                -           22,551
                                                                        -------------    -------------   --------------
    Total Assets..................................................        107,286,792       12,138,224       94,890,048
                                                                        -------------    -------------   --------------

LIABILITIES:
Payable for investment securities purchased.......................            194,959                -          396,650
Payable for Fund shares redeemed..................................            133,006           35,000           81,047
Variation margin..................................................             36,400           10,050                -
Transfer agent fee payable........................................             10,534            2,143           13,057
Shareholder servicing fees payable................................              5,864                -           20,952
Custodian fees payable............................................              4,463           10,439            9,128
Administration fee payable........................................              1,347              116              387
Payable upon return of securities loaned..........................                  -          920,846       16,911,098
Accrued expenses and other payables...............................             23,613            3,982           13,753
                                                                        -------------    -------------   --------------
    Total Liabilities.............................................            410,186          982,576       17,446,072
                                                                        -------------    -------------   --------------
NET ASSETS........................................................      $ 106,876,606   $   11,155,648  $    77,443,976
                                                                        =============   ==============  ===============
Investments, at cost..............................................      $ 115,621,483   $   12,205,427  $    93,067,144
                                                                        =============   ==============  ===============


                        See Notes to Financial Statements

           Munder Institutional Funds
             Statements of Assets and Liabilities, December 31, 2000
                           (Continued)
          ----------------------------------------------------------------------

                                                                        -------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        -------------------------------------------------
NET ASSETS consist of:
Undistributed net investment income/(loss)........................      $           -   $            -  $         3,648
Accumulated net realized gain/(loss) on
    investments sold and futures contracts .......................           (527,332)        (157,787)       1,189,193
Net unrealized appreciation/(depreciation) of
    investments and future contracts..............................         (9,374,132)        (151,003)       1,209,381
Par value.........................................................             10,249            1,190            7,065
Paid-in capital in excess of par value............................        116,767,821       11,463,248       75,034,689
                                                                        -------------    -------------   --------------
Total Net Assets..................................................      $ 106,876,606   $   11,155,648  $    77,443,976
                                                                        =============   ==============  ===============

NET ASSETS:
Class K Shares....................................................      $  16,481,918   $    3,014,803  $    68,262,736
                                                                        =============   ==============  ===============
Class Y Shares....................................................      $  90,394,688   $    8,140,845  $     9,181,240
                                                                        =============   ==============  ===============

SHARES OUTSTANDING:
Class K Shares....................................................          2,053,811          354,495        6,225,837
                                                                        =============    =============   ==============
Class Y Shares....................................................          8,194,768          835,578          839,019
                                                                        =============    =============   ==============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share...............................................      $        8.03   $         8.50  $         10.96
                                                                        =============   ==============  ===============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share...............................................      $       11.03   $         9.74  $         10.94
                                                                        =============   ==============  ===============


                        See Notes to Financial Statements

                    Munder Institutional Funds
                      Statements of Operations, Year Ended December 31, 2000

                 ---------------------------------------------------------------


                                                                        --------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        --------------------------------------------------
INVESTMENT INCOME:
Interest..........................................................      $     157,850   $       66,997  $        50,899
Dividends (a).....................................................          1,432,891          133,427          437,848
Securities lending................................................                  -            4,268           16,552
                                                                        -------------    -------------   --------------
    Total investment income.......................................          1,590,741          204,692          505,299
                                                                        -------------    -------------   --------------

EXPENSES:
Custodian fees....................................................            103,273           67,013          190,726
Investment advisory fee...........................................             89,198           19,903           94,314
Transfer agent fee................................................             45,991            5,637           28,536
Shareholder servicing fees:
    Class K Shares................................................             36,369            8,781          134,211
Administration fee................................................             20,627            2,083            9,809
Legal and audit fees..............................................             20,581            7,201            9,608
Registration and filing fees......................................             16,011            1,861           13,132
Amortization of organization costs................................              6,988            1,069                -
Directors' fees and expenses......................................              3,210              311            1,565
Other.............................................................             33,268            4,752           11,068
                                                                        -------------    -------------   --------------
    Total Expenses................................................            375,516          118,611          492,969
Fees waived and/or expenses reimbursed by
       investment advisor ........................................           (221,208)         (85,847)        (245,613)
                                                                        -------------    -------------   --------------
    Net Expenses..................................................            154,308           32,764          247,356
                                                                        -------------    -------------   --------------
NET INVESTMENT INCOME.............................................          1,436,433          171,928          257,943
                                                                        -------------    -------------   --------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions.........................................         21,187,482        2,238,112        9,248,360
    Future contracts..............................................           (274,150)         158,336                -
Net change in unrealized appreciation/(depreciation) of:
    Securities....................................................        (36,034,278)        (488,678)      (2,591,070)
    Futures contracts.............................................           (103,302)         (81,185)               -
                                                                        -------------    -------------   --------------
Net realized and unrealized gain/(loss) on investments............        (15,224,248)       1,826,585        6,657,290
                                                                        -------------    -------------   --------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS.........................................      $ (13,787,815)  $    1,998,513  $     6,915,233
                                                                        =============   ==============  ===============

--------------------------------
(a) Net of foreign withholding tax of $6,902 and $205 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.


                        See Notes to Financial Statements

      Munder Institutional Funds
        Statements of Changes in Net Assets, Year Ended December 31, 2000

     ---------------------------------------------------------------------------

                                                                        --------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND
                                                                        --------------------------------------------------
Net investment income.............................................      $   1,436,433   $      171,928  $       257,943
Net realized gain on investments sold.............................         20,913,332        2,396,448        9,248,360
Net change in unrealized depreciation of investments..............        (36,137,580)        (569,863)      (2,591,070)
                                                                        -------------    -------------   --------------
Net increase/(decrease) in net assets resulting from operations...        (13,787,815)       1,998,513        6,915,233

Dividends to shareholders from net investment income:
       Class K Shares.............................................           (140,146)         (41,673)        (193,057)
       Class Y Shares.............................................         (1,035,229)        (122,625)         (39,063)
Distributions to shareholders from net realized gains:
       Class K Shares.............................................         (2,999,116)        (651,333)      (6,061,579)
       Class Y Shares.............................................        (13,640,892)      (1,466,065)        (782,260)
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares.............................................         17,089,207        2,014,497       38,684,325
       Class Y Shares.............................................         (1,582,384)      (1,071,490)     (14,734,298)
                                                                        -------------    -------------   --------------
Net increase/(decrease) in net assets.............................        (16,096,375)         659,824       23,789,301

NET ASSETS:
Beginning of period...............................................        122,972,981       10,495,824       53,654,675
                                                                        -------------    -------------   --------------

End of period.....................................................      $ 106,876,606   $   11,155,648  $    77,443,976
                                                                        =============   ==============  ===============

Undistributed net investment income ..............................      $           -   $            -  $         3,648
                                                                        =============   ==============  ===============




                        See Notes to Financial Statements

       Munder Institutional Funds
              Statements of Changes in Net Assets, Year Ended December 31, 1999

       -------------------------------------------------------------------------

                                                                        ------------------------------------------------
                                                                        MUNDER           MUNDER          MUNDER
                                                                        INSTITUTIONAL    INSTITUTIONAL   INSTITUTIONAL
                                                                        S&P 500          S&P MIDCAP      S&P SMALLCAP
                                                                        INDEX EQUITY     INDEX EQUITY    INDEX EQUITY
                                                                        FUND             FUND            FUND(A)
                                                                      --------------------------------------------------
Net investment income .............................................   $     974,652    $     139,070    $      47,750
Net realized gain on investments sold .............................       2,336,428        1,123,541          (34,252)
Net change in unrealized appreciation of investments ..............      12,570,687           92,553        3,800,451
                                                                      -------------    -------------    -------------
Net increase in net assets resulting from operations ..............      15,881,767        1,355,164        3,813,949

Distributions to shareholders from net investment income:
       Class K Shares .............................................          (4,021)          (1,098)         (25,870)
       Class Y Shares .............................................        (980,304)        (137,971)         (21,880)
Distributions to shareholders in excess of net investment income:
       Class K Shares .............................................         (15,549)          (7,176)            (841)
       Class Y Shares .............................................         (59,564)         (35,795)          (6,347)
Distributions to shareholders from net realized gains:
       Class K Shares .............................................         (80,870)        (172,408)               -
       Class Y Shares .............................................      (2,562,302)      (1,500,344)               -
Distributions to shareholders from capital:
       Class K Shares .............................................            (772)               -         (226,027)
       Class Y Shares .............................................        (156,379)               -         (268,861)
Net increase/(decrease) in net assets from Fund share transactions:
       Class K Shares .............................................       4,162,676        1,353,567       28,868,682
       Class Y Shares .............................................      37,756,470       (1,211,178)      21,491,870
                                                                      -------------    -------------    -------------
Net increase in net assets ........................................      53,941,152         (357,239)      53,654,675

NET ASSETS:
Beginning of year .................................................      69,031,829       10,853,063                -
                                                                      -------------    -------------    -------------

End of year .......................................................   $ 122,972,981    $  10,495,824    $  53,654,675
                                                                      =============    =============    =============


--------------------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.


                        See Notes to Financial Statements

        Munder Institutional S&P 500 Index Equity Fund (a)
           Financial Highlights, For a Share Outstanding Throughout Each Period

        ------------------------------------------------------------------------


                                                                                                 K SHARES
                                                                                -----------------------------------------------
                                                                                        YEAR              PERIOD
                                                                                        ENDED             ENDED
                                                                                        12/31/00          12/31/99(D)
                                                                                -----------------------------------------------

Net asset value, beginning of period............................................        $   10.54         $   10.00
                                                                                        ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................................................             0.09              0.02
Net realized and unrealized gain on investments.................................            (1.08)             0.81
                                                                                        ---------         ---------
Total from investment operations................................................            (0.99)             0.83
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income........................................            (0.10)            (0.05)
Distributions from net realized gains...........................................            (1.42)            (0.23)
Distributions from capital......................................................                -             (0.01)
                                                                                        ---------          ---------
Total distributions.............................................................            (1.52)            (0.29)
                                                                                        ---------         ---------
Net asset value, end of period..................................................        $    8.03         $   10.54
                                                                                        =========         =========
TOTAL RETURN (B)................................................................            (9.43)%            8.36%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................................        $  16,482         $   4,212
Ratio of operating expenses to average net assets...............................             0.34%             0.34%(c)
Ratio of net investment income to average net assets............................             0.90%             1.01%(c)
Portfolio turnover..............................................................               65%               10%
Ratio of operating expenses to average net assets
    without expenses reimbursed.................................................             0.52%             1.35%(c)

----------------------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.


                        See Notes to Financial Statements

       Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

      --------------------------------------------------------------------------


                                                                                                 K SHARES
                                                                                -----------------------------------------------
                                                                                        YEAR              PERIOD
                                                                                        ENDED             ENDED
                                                                                        12/31/00          12/31/99(d)
                                                                                -----------------------------------------------

Net asset value, beginning of period............................................        $    9.00         $   10.00
                                                                                        ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................................................             0.11              0.02
Net realized and unrealized gain on investments.................................             1.36              0.82
                                                                                        ---------         ---------
Total from investment operations................................................             1.47              0.84
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income........................................            (0.12)            (0.06)
Distributions in excess of net investment income................................                -             (0.02)
Distributions from net realized gains...........................................            (1.85)            (1.76)
                                                                                        ---------         ---------
Total distributions.............................................................            (1.97)            (1.84)
                                                                                        ---------         ---------
Net asset value, end of period..................................................        $    8.50         $    9.00
                                                                                        =========         =========
TOTAL RETURN (B)................................................................            17.35%             9.77%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................................       $    3,015         $   1,232
Ratio of operating expenses to average net assets...............................             0.43%             0.43%(c)
Ratio of net investment income to average net assets............................             1.11%             1.21%(c)
Portfolio turnover..............................................................               86%               36%
Ratio of operating expenses to average net assets
    without expenses reimbursed.................................................             1.08%             1.29%(c)

----------------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.

                        See Notes to Financial Statements

       Munder Institutional S&P MidCap Index Equity Fund (a)
           Financial Highlights, For a Share Outstanding Throughout Each Period

       -------------------------------------------------------------------------

                                                                                                 K SHARES
                                                                                -----------------------------------------------
                                                                                        YEAR              PERIOD
                                                                                        ENDED             ENDED
                                                                                        12/31/00          12/31/99(D)
                                                                                -----------------------------------------------

Net asset value, beginning of period............................................        $   10.90         $   10.00
                                                                                        ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................................................             0.04              0.02
Net realized and unrealized gain on investments.................................             1.05              1.00
                                                                                        ---------         ---------
Total from investment operations................................................             1.09              1.02
                                                                                        ---------         ---------
LESS DISTRIBUTIONS:
Distributions from net investment income........................................            (0.04)            (0.01)
Distributions from net realized gains...........................................            (0.99)                -
Distributions from capital......................................................                -             (0.11)
                                                                                        ---------         ----------
Total distributions.............................................................            (1.03)            (0.12)
                                                                                        ---------         ----------
Net asset value, end of period..................................................        $   10.96         $   10.90
                                                                                        =========         =========
TOTAL RETURN (B)................................................................            10.55%            10.31%
                                                                                        =========         =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................................        $  68,263         $  30,820
Ratio of operating expenses to average net assets...............................             0.43%             0.43%(c)
Ratio of net investment income to average net assets............................             0.37%             0.89%(c)
Portfolio turnover..............................................................              101%                3%
Ratio of operating expenses to average net assets
    without expenses reimbursed.................................................             0.82%             0.76%(c)

----------------------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund Class K Shares commenced operations on November 4, 1999.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.


                        See Notes to Financial Statements

                The Munder Institutional Funds
                        Notes To Financial Statements, December 31, 2000

                ---------------------------------------------------------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. At December 31, 2000 the Class K Shares of the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund had not yet commenced operations. The Financial Highlights of Class Y Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time.

     Futures Contracts: Each of the Funds may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a Fund seeks to assert its rights. World Asset Management (the "Advisor"), a wholly owned

               The Munder Institutional Funds
                    Notes To Financial Statements, December 31, 2000
                              (Continued)
               -----------------------------------------------------------------



subsidiary of Munder Capital Management, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund. Operating expenses of each Fund are prorated between the share classes based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 2000, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income Recognition: In November 2000, the American Institute of Certified Public Accountants "(AICPA)" issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.


2.   INVESTMENT ADVISOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive fees from the Funds computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional S&P 500 Index Equity Fund....................................              0.07%
     Munder Institutional S&P MidCap Index Equity Fund.................................              0.15%
     Munder Institutional S&P SmallCap Index Equity Fund...............................              0.15%

          The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)
          ----------------------------------------------------------------------


     The Advisor voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the year ended December 31, 2000, as follows:

                                                                              FEES WAIVED         EXPENSES REIMBURSED
                                                                              -----------         -------------------
     Munder Institutional S&P 500 Index Equity Fund..................            $ 89,101                   $ 132,107
     Munder Institutional S&P MidCap Index Equity Fund...............              19,903                      65,944
     Munder Institutional S&P SmallCap Index Equity Fund.............              94,313                     151,300

     Comerica Inc. ("Comerica"), through its wholly owned subsidiary Comerica Bank, owns approximately 95% of Munder Capital Management. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $20,077 for its shareholder services to the Funds for the year ended December 31, 2000.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive an annual retainer of $4,000 plus a fee of $1,500 for each meeting of the committee attended. No officer, director or employee of the Advisor or Comerica received any compensation from the Company.

3.   DISTRIBUTION AND SERVICE PLANS

     The Funds have adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of each Fund. Under the Class K Plans, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the year ended December 31, 2000, the contractual rate under the Class K Plans was 0.25% based on the average daily net assets of the respective Funds.

     Comerica Securities, a wholly owned subsidiary of Comerica, may receive trail commissions for providing shareholder services. For the year ended December 31, 2000, the Distributor did not pay any fees to Comerica Securities.

     Comerica is among the Service Organizations who receive shareholder service fees from the Funds under the Class K Plans. For the year ended December 31, 2000, the Distributor paid $171,315 to Comerica for shareholder services provided to the funds.

4.   SECURITIES TRANSACTIONS

     For the year ended December 31, 2000, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund..................               $ 79,925,907         $ 81,606,039
     Munder Institutional S&P MidCap Index Equity Fund...............                 10,059,979           10,690,574
     Munder Institutional S&P SmallCap Index Equity Fund.............                 79,369,625           62,234,863

          The Munder Institutional Funds
                   Notes To Financial Statements, December 31, 2000
                                  (Continued)
          ----------------------------------------------------------------------


     At December 31, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                                                                       TAX BASIS           TAX BASIS
                                                                                      UNREALIZED          UNREALIZED
                                                                                    APPRECIATION        DEPRECIATION
                                                                                    ------------        ------------
     Munder Institutional S&P 500 Index Equity Fund..................                $ 9,993,414        $ 20,503,851
     Munder Institutional S&P MidCap Index Equity Fund...............                  1,243,312           1,643,633
     Munder Institutional S&P SmallCap Index Equity Fund.............                 10,115,667          10,970,666


5.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

6.   COMMON STOCK

     At December 31, 2000, twenty-five million shares of $0.001 par value common stock were authorized for each share class of the Funds. Changes in common stock were as follows:

                                                        CLASS K SHARES                        CLASS K SHARES
                                                          YEAR ENDED                           PERIOD ENDED
                                                           12/31/00                            12/31/99 (a)
                                                -------------------------------     ----------------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:
                                                        SHARES        AMOUNT            SHARES        AMOUNT
                                                        ------        ------            ------        ------
Sold ....................................            2,314,089    $ 23,084,551         414,736    $  4,322,102
Issued as reinvestment of dividends......                1,403          11,030               -               -
Redeemed ................................             (661,148)     (6,006,374)        (15,269)       (159,426)
                                                  ------------    ------------    ------------    ------------
Net increase ............................            1,654,344    $ 17,089,207         399,467    $  4,162,676
                                                  ============    ============    ============    ============

(a) The Munder Institutional S&P 500 Index Equity Fund Class K commenced operations on November 4, 1999.

                                                        CLASS K SHARES                        CLASS K SHARES
                                                          YEAR ENDED                           PERIOD ENDED
                                                           12/31/00                             12/31/99
                                                -------------------------------     ----------------------------------

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND:

                                                        SHARES        AMOUNT            SHARES        AMOUNT
                                                        ------        ------            ------        ------
Sold ....................................             6,503,748    $ 88,529,484       3,085,258    $ 43,488,605
Issued as reinvestment of dividends......                   412           6,137          70,004         977,253
Redeemed ................................            (6,495,709)    (90,118,005)       (496,466)     (6,709,388)
                                                   ------------    ------------    ------------    ------------
Net increase/(decrease) .................                 8,451    $ (1,582,384)      2,658,796    $ 37,756,470
                                                   ============    ============    ============    ============

          The Munder Institutional Funds
                   Notes To Financial Statements, December 31, 2000
                                  (Continued)
          ----------------------------------------------------------------------

                                                        CLASS K SHARES                        CLASS K SHARES
                                                          YEAR ENDED                           PERIOD ENDED
                                                           12/31/00                            12/31/99 (a)
                                                -------------------------------     ----------------------------------

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY
FUND:                                                   SHARES      AMOUNT                SHARES        AMOUNT
                                                        ------      ------                ------        ------
Sold .................................                 417,084   $ 3,973,913             136,923     $ 1,353,567
Issued as reinvestment of dividends...                      --            --                  --              --
Redeemed .............................                (199,512)   (1,959,416)                 --              --
                                                   -----------   -----------         -----------     -----------
Net increase .........................                 217,572   $ 2,014,497             136,923     $ 1,353,567
                                                   ===========   ===========         ===========     ===========

---------------


(a) The Munder Institutional S&P MidCap Index Equity Fund Class K commenced operations on November 4, 1999.

                                                        CLASS K SHARES                        CLASS K SHARES
                                                          YEAR ENDED                           PERIOD ENDED
                                                           12/31/00                            12/31/99
                                                -------------------------------     ----------------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX
EQUITY FUND:                                            SHARES      AMOUNT                SHARES        AMOUNT
                                                        ------      ------                ------        ------


Sold ..................................                216,898    $ 2,151,950             182,028    $ 1,789,092
Issued as reinvestment of dividends ...                   --             --                  --             --
Redeemed ..............................               (281,490)    (3,223,440)           (261,425)    (3,000,270)
                                                   -----------    -----------         -----------    -----------
Net increase/(decrease) ...............                (64,592)   $(1,071,490)            (79,397)   $(1,211,178)
                                                   ===========    ===========         ===========    ===========

                                                        CLASS K SHARES                        CLASS K SHARES
                                                          YEAR ENDED                           PERIOD ENDED
                                                           12/31/00                             12/31/99
                                                -------------------------------     ----------------------------------

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                      SHARES      AMOUNT                    SHARES        AMOUNT
                                                  ------      ------                    ------        ------
Sold ....................................      4,021,640    $ 45,788,598             2,867,857    $ 29,292,074
Issued as reinvestment of dividends .....          1,706          11,146                  --              --
Redeemed ................................       (623,945)     (7,115,419)              (40,791)       (423,392)
                                            ------------    ------------          ------------    ------------
Net increase ............................      3,398,771    $ 38,684,325             2,827,066    $ 28,868,682
                                            ============    ============          ============    ============

--------------

(a) The Munder Institutional S&P SmallCap Index Equity Fund Class K commenced operations on October 28, 1999.


                                                        CLASS K SHARES                        CLASS K SHARES
                                                          YEAR ENDED                           PERIOD ENDED
                                                           12/31/00                              12/31/99
                                                -------------------------------     ----------------------------------
CLASS Y SHARES
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                      SHARES        AMOUNT                 SHARES         AMOUNT
                                                  ------        ------                 ------         ------

Sold .................................            877,095    $  9,883,438             2,067,432     $ 21,231,621
Issued as reinvestment of dividends...               --              --                  25,715          260,249
Redeemed .............................         (2,131,223)    (24,617,736)                 --
                                             ------------    ------------          ------------     ------------
Net increase .........................         (1,254,128)   $(14,734,298)            2,093,147     $ 21,491,870
                                             ============    ============          ============     ============

---------------

(a) The Munder Institutional S&P SmallCap Index Equity Fund Class Y commenced operations on August 7, 1997. The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

          The Munder Institutional Funds
                   Notes To Financial Statements, December 31, 2000
                                  (Continued)
          ----------------------------------------------------------------------



7.   REVOLVING LINE OF CREDIT

     Effective December 20, 2000, the Munder Funds established a revolving line of credit with State Street Bank and Trust Company in which each of the Funds participates. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.09% per annum on the daily amount of the unused commitment. During the period ended December 31, 2000, the Funds did not utilize the revolving line of credit and no commitment fees were paid.

                Report of Ernst & Young LLP, Independent Auditors



To the Board of Directors/Trustees and Shareholders of St. Clair Funds, Inc, and
Shareholders of
Munder Institutional S&P 500 Index Equity Fund
Munder Institutional S&P MidCap Index Equity Fund
Munder Institutional S&P SmallCap Index Equity Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund (the "Funds") (three of the portfolios constituting St. Clair Funds, Inc.), as of December 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund of St. Clair Funds, Inc., at December 31, 2000, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated therein, in conformity accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP

Boston, Massachusetts
February 15, 2001

            The Munder Institutional Funds
                 Tax Information, December 31, 2000 (Unaudited)

            --------------------------------------------------------------------


     Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders:

                Munder Institutional S&P 500 Index Equity Fund.............................    75.2%
                Munder Institutional S&P MidCap Index Equity Fund..........................    11.6%
                Munder Institutional S&P SmallCap Index Equity Fund........................     4.5%

     The following amounts have been designated as capital gains dividends for the purpose of the dividends paid deduction:

                Munder Institutional S&P 500 Index Equity Fund.............................  $ 20,978,339
                Munder Institutional S&P MidCap Index Equity Fund..........................     1,726,211
                Munder Institutional S&P SmallCap Index Equity Fund........................       220,179

                                                        THE MUNDER FUNDS

BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            Thomas B. Bender
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan

OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Libby E. Wilson, Treasurer
            Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009

TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110

DISTRIBUTOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109

LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006

INDEPENDENT AUDITORS
            Ernst & Young, LLP
            200 Clarendon Street
            Boston, MA 02116

ANNINSTIK1200

INVESTMENT ADVISOR: Munder Capital Management

DISTRIBUTED BY: Funds Distributor, Inc.                             [UNION LOGO]

                                                                   Annual Report
                                                                  CLASS Y SHARES

                                                               December 31, 2000

                                                  THE MUNDER INSTITUTIONAL FUNDS

                                              Institutional S&P 500 Index Equity
                                           Institutional S&P MidCap Index Equity
                                         Institutional S&P SmallCap Index Equity
                                               Institutional Short Term Treasury
                                                      Institutional Money Market


                                                                    "Because of the institutional focus of
                                                                    these Funds, we are able to offer a
                                                                    significantly lower expense ratio than
                                                                    would apply to a retail-oriented fund."

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

       On the following pages, you will find the most recent financial information for The Munder Institutional Funds. These Funds were created with the needs of the large institutional investor in mind. Because of the institutional focus of these Funds, we are able to offer a significantly lower expense ratio than would apply to a retail-oriented fund. We are pleased that you have chosen The Munder Funds to help you meet your investment needs and objectives.

       Our current offering of Class Y Institutional funds includes three equity offerings and two fixed income funds. The three equity funds are indexed to the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index. Together, they provide representation in three of the major size segments of the stock market. The fixed income offerings include a money market fund and a defensive short-term fund which is intended to provide higher yield than a money market fund with minimal additional risk and price volatility.

       If you have any questions about these Funds, please contact your financial advisor. You can also contact the Funds at 1-800-4MUNDER. Thank you for your confidence in the investment advisor, Munder Capital Management, and in The Munder Funds. We value the opportunity to work with you towards meeting your investment objectives.

       Very truly yours,

       /s/ James C. Robinson
       James C. Robinson, Chairman and CEO
       Munder Capital Management

           Table of
                   Contents

           ---------------------------------------------------------------------

                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                                ii          Munder Institutional S&P 500 Index Equity Fund
                                iii         Munder Institutional S&P MidCap Index Equity Fund
                                iii         Munder Institutional S&P SmallCap Index Equity Fund
                                iv          Munder Institutional Short Term Treasury Fund

                 HYPOTHETICALS AND TOTAL RETURNS

                 PORTFOLIO OF INVESTMENTS --
                                1           Munder Institutional S&P 500 Index Equity Fund
                                9           Munder Institutional S&P MidCap Index Equity Fund
                                16          Munder Institutional S&P SmallCap Index Equity Fund
                                25          Munder Institutional Short Term Treasury Fund
                                26          Munder Institutional Money Market Fund
                                28          FINANCIAL STATEMENTS
                                33          FINANCIAL HIGHLIGHTS
                                38          NOTES TO FINANCIAL STATEMENTS
                                            REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

           ---------------------------------------------------------------------
           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE
           NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY
           OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           Management's Discussion of
                   Fund Performance

           ---------------------------------------------------------------------

THE INVESTMENT ENVIRONMENT
     A slowing in the pace of economic growth occurred during the last half of 2000. In August, the National Association of Purchasing Management's (NAPM) Index slipped below 50 with a reading of 49.5 and remained below 50 for the remainder of the year. By December, the Index had fallen to 43.7, the lowest reading since April 1991. The large decline in this measure of industrial activity contributed to the dramatic downward shift in analysts' expectations regarding economic growth that occurred during the fourth quarter.

THE STOCK MARKET
     The broad stock market turned in a negative performance for the last half of the year, with the S&P 500 Index down by 8.72%. Most of the decline occurred in the fourth quarter, with the S&P 500 showing a return of -7.83% compared with its -0.97% return for the third quarter. The six-month period was even more difficult for the technology-heavy NASDAQ Index which fell by 37.71%.

     It is important to note that the weakness in the stock market was not as broad-based as the popular stock market averages would suggest. The market decline was largely caused by technology-related stocks which drove the S&P universe up in 1998 and 1999 and down in 2000. For example, the price-only return (without dividends) for the S&P 500 Index was 19.5% in 1999. Without the close to 75% return from the technology sector, that return would have been 4%. In 2000, the price only return was -10.1%. Without technology, the return would have been -0.6%.

     Despite the negative impact that the brutal decline in the technology sector had on overall market psychology, most sectors of the S&P 500 managed to generate strong positive returns for the last half of the year. In fact, eight of the eleven sectors of the S&P 500 earned positive returns during this six-month time period. The two most heavily weighted sectors of the S&P 500 universe, with the exception of technology, were financials with a 26.3% return and healthcare which earned a 9.6% return. However, the technology sector, with a return close to -42% and a weighting of over 21% in the S&P 500 universe, subtracted close to nine percentage points from the Index's return during the last half of the year. The negative impact from the technology sector, combined with negative returns from the communication services and consumer cyclicals sectors, was enough to push the S&P 500 Index into negative territory for the July through December period.

     The following paragraphs detail the performance of The Munder Institutional Funds. Each Fund offers its shares to investors in two classes. These classes have different expenses, which affect performance. Performance figures in the following narrative discussion represent the performance of Class Y shares, net of Fund expenses.

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of -9.32% for the year ended December 31, 2000, relative to the -9.11% return for the S&P 500 Index.

           ---------------------------------------------------------------------

     During the last half of the year, the S&P 500 Index exhibited a -8.72% return. Only three of the eleven sectors of the S&P 500 earned a negative return during this six-month period. However, the technology sector, with a -41.7% return and a close to 22% weighting in the Index, subtracted almost nine percentage points from the Index's return. Communication services and consumer cyclicals were the other sectors that ended up in negative territory for the last half of 2000.

     The top performing sector in the S&P 500 universe during the second half of 2000 was the utilities sector, with a return of 37.3%. Other strong sectors included financials (26.2%), transportation (24.2%) and basic materials (15.5%). However, the transportation and basic materials sector have low weights in the Index and therefore had only a small impact on the S&P 500's return.

     Overall in 2000, the Fund again met its goal of tracking the total return of the S&P 500 Index. Each of the 500 stocks held in the Fund is carefully monitored to ensure that its weight is in line with the stock's weighting in the S&P 500 Index. Cash flows are invested promptly to minimize their impact on returns.

MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND DARIN MCBRIDE
     The Fund earned a return of 17.74% for the year ended December 31, 2000, relative to the 17.51% return for the S&P MidCap 400 Index.

     The return for the S&P MidCap 400 Index was significantly ahead of the 11.80% return for the S&P SmallCap 600 Index and the -9.11% return for the large capitalization S&P 500 Index. While technology was the largest detractor from returns in the mid-cap sector of the market, its negative impact was less in the mid-cap segment of the market than in the large-cap and small-cap segments. Communication services, transportation and capital goods round out the sectors that had negative returns during the second half of 2000.

     The financials sector, with a 44% return, was the strongest performing sector of the S&P MidCap 400 universe during the last six months of 2000. With a 16% weighting in the universe, it also added the most to the Index's return. Other top performing sectors included utilities (+26%) and healthcare (+22%).

     The Fund continued to achieve its goal of tracking the total return of the S&P MidCap 600 Index. The weight of each of the 400 holdings in the Fund is monitored to ensure that it is in line with the security's weight in the Index. Cash flows are invested promptly to minimize their impact on returns.

MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: KEN A. SCHLUCHTER AND BRIAN KOZELISKI
     The Fund earned a return of 10.58% for the year ended December 31, 2000, relative to the 11.80% return for the S&P 600 Index. This was behind the 17.51% return for the S&P MidCap 400 Index but significantly ahead of the -9.11% return for the large capitalization S&P 500 Index.

           ---------------------------------------------------------------------

     During the last half of the year, only four of the eleven sectors of the S&P SmallCap 600 Index earned negative returns. These included the basic materials, capital goods, communication services and technology sectors. However, the technology return of -37.0% and its weighting of over 16% in the S&P SmallCap 600 universe was enough to subtract almost six percentage points from the Index's return.

     Among the strongest sectors in the S&P SmallCap 600 universe during the last half of 2000 were the financials (+41%), transportation (+34%), utilities (34%), energy (+26%) and health (+12%) sectors. Given their strong returns and their combined weighting in the universe, these sectors helped to propel the Index into positive territory during the last six months of 2000.

     The Fund again achieved its goal of tracking the total return of the S&P SmallCap 600 Index. The weight of each of the 600 holdings in the Fund is carefully monitored to ensure that it is in line with the security's weight in the Index. Cash flows are invested promptly to minimize their impact on returns.

BOND MARKET
     During the last six months of 2000, the strong performance of the bond market provided a sharp contrast to the negative returns generated by the stock market. The Lehman Brothers Aggregate Bond Index earned a 7.36% return during the second half of the year, compared to the -8.72% return for the S&P 500 Index.

     The third quarter of the year was the first since the first quarter of 1999 that the Federal Reserve did not push interest rates higher. The combination of a benign inflation outlook and a more negative tone to the stock market were sufficient reasons for the Federal Reserve to keep monetary policy on hold. The major rally in the bond market, however, took place during the fourth quarter, with the yield on long-term Treasury bonds falling by 50 basis points (0.5 percentage points) while the yields on intermediate- term bonds fell by 80 to 90 basis points. This really was due in part to expectations that the Federal Reserve, which shifted from an inflation-fighting to a neutral bias in December, would reduce interest rates significantly in 2001. In fact, on January 3, 2001, the Federal Reserve announced a reduction in the Federal Funds rates of 50 basis points.

     Our fixed income discipline focuses on high quality securities and avoids strategies based on interest rate forecasts. Both of these characteristics served our shareholders well during the last half of 2000.

MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND

FUND MANAGERS: SHARON FAYOLLE AND GREGORY OVIATT

     The Fund, which began operations in February, 2000, earned a return of 7.13% for the period inception to December 31, 2000, relative to the 7.38% return for the Merrill Lynch 0-3 Year Treasury Index.

           ---------------------------------------------------------------------

     The Federal Reserve remained on the sidelines during the last half of 2000, holding monetary policy steady. During the third quarter, yields on securities with maturities of six months or less rose dramatically while yields on securities in the two-year to three-year maturity range fell sharply. In the fourth quarter, there were growing signs of economic weakness and indications by the Federal Reserve that there might be a lowering of rates given the slowing economy. Interest rates began to fall sharply as investors scrambled to lock in current yields as a hedge against Federal Reserve rate cuts. Yields on securities with maturities of six months and shorter fell by 36 to 70 basis points (0.3 to 0.7 percentage point). Yields on securities in the one-year to three-year maturity range fell by 90 to 110 basis points. While shorter-term rates remained higher than longer-term rates for maturities extending out to three years, a slowing economy and an accommodative Federal Reserve should cause short-term rates to fall while longer-term rates remain stable or rise. Such a scenario would bode well for the performance of shorter-term Treasury funds.

     The Fund is designed to be defensive in nature, with the goal of providing higher returns than money market funds while maintaining minimal price volatility. The relatively short average maturity of the Fund is a result of its defensive structure.

           Hypotheticals and Total Returns

           ---------------------------------------------------------------------
The following graphs represent the performance of the Munder Institutional Funds since inception. The chart following each line graph sets forth performance information and the growth of a hypothetical $10,000 investment for the class of the Fund shown in the line graphs.

INSTITUTIONAL S&P 500 INDEX EQUITY
                                CLASS Y SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                          CLASS Y                         S&P 500 INDEX
                                                                          -------                         -------------
10/14/97                                                                  10000.00                           10000.00
                                                                           9870.00                           10103.00
12/31/97                                                                  10039.00                           10271.00
                                                                          10149.00                           10384.00
                                                                          10882.00                           11133.00
                                                                          11434.00                           11703.00
                                                                          11545.00                           11821.00
                                                                          11344.00                           11618.00
                                                                          11796.00                           12090.00
                                                                          11664.00                           11961.00
                                                                           9976.00                           10232.00
                                                                          10623.00                           10887.00
                                                                          11486.00                           11773.00
                                                                          12186.00                           12486.00
12/31/98                                                                  12872.00                           13206.00
                                                                          13397.00                           13758.00
                                                                          12985.00                           13330.00
                                                                          13486.00                           13864.00
                                                                          14034.00                           14400.00
                                                                          13703.00                           14060.00
                                                                          14457.00                           14841.00
                                                                          14000.00                           14377.00
                                                                          13928.00                           14306.00
                                                                          13536.00                           13914.00
                                                                          14379.00                           14795.00
                                                                          14670.00                           15095.00
12/31/99                                                                  15518.00                           15985.00
                                                                          14737.00                           15181.00
                                                                          14448.00                           14894.00
                                                                          15863.00                           16351.00
                                                                          15391.00                           15859.00
                                                                          15069.00                           15534.00
                                                                          15437.00                           15917.00
                                                                          15200.00                           15668.00
                                                                          16136.00                           16641.00
                                                                          15272.00                           15763.00
                                                                          15207.00                           15696.00
                                                                          13999.00                           14458.00
12/31/00                                                                  14072.00                           14529.00

            GROWTH OF A $10,000 INVESTMENT                         AVERAGE ANNUAL TOTAL RETURNS
           --------------------------------                  ----------------------------------------
            INSTITUTIONAL S&P 500
                     INDEX EQUITY   S&P 500                      ONE YEAR   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------
CLASS Y                  $ 14,072   $ 14,529                       -9.32%            11.21%

INSTITUTIONAL S&P MIDCAP INDEX EQUITY
                                CLASS Y SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                          CLASS Y                      S&P MIDCAP 400 INDEX
                                                                          -------                      --------------------
2/13/98                                                                   10000.00                           10000.00
                                                                          10730.00                           11317.00
                                                                          10920.00                           11523.00
                                                                          10430.00                           11005.00
                                                                          10486.00                           11074.00
                                                                          10075.00                           10645.00
                                                                           8219.00                            8663.00
                                                                           8971.00                            9472.00
                                                                           9777.00                           10319.00
                                                                          10260.00                           10833.00
12/31/98                                                                  11504.00                           12142.00
                                                                          11068.00                           11670.00
                                                                          10497.00                           11059.00
                                                                          10779.00                           11368.00
                                                                          11644.00                           12264.00
                                                                          11717.00                           12317.00
                                                                          12318.00                           12977.00
                                                                          12067.00                           12701.00
                                                                          11669.00                           12266.00
                                                                          11292.00                           11887.00
                                                                          11859.00                           12493.00
                                                                          12479.00                           13149.00
12/31/99                                                                  13193.00                           13930.00
                                                                          12834.00                           13538.00
                                                                          13770.00                           14485.00
                                                                          14972.00                           15698.00
                                                                          14393.00                           15149.00
                                                                          14200.00                           14960.00
                                                                          14363.00                           15180.00
                                                                          14582.00                           15420.00
                                                                          16221.00                           17142.00
                                                                          16085.00                           17024.00
                                                                          15529.00                           16447.00
                                                                          14390.00                           15205.00
12/31/00                                                                  15534.00                           16369.00

               GROWTH OF A $10,000 INVESTMENT                             AVERAGE ANNUAL TOTAL RETURNS
           ---------------------------------------                  ----------------------------------------
            INSTITUTIONAL MIDCAP
                    INDEX EQUITY    S&P MIDCAP 400                      ONE YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
CLASS Y                 $ 15,534          $ 16,369                        17.74%            16.49%

           ---------------------------------------------------------------------

All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Figures for the S&P 500 Index and the S&P MidCap 600 Index, unmanaged index of common stock prices, include reinvestment of dividends.

           ---------------------------------------------------------------------

INSTITUTIONAL S&P SMALLCAP INDEX EQUITY
                                CLASS Y SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                          CLASS Y                     S&P SMALLCAP 600 INDEX
                                                                          -------                     ----------------------
10/31/99                                                                  10000.00                            9975.00
                                                                          10220.00                           10392.00
12/31/99                                                                  11050.00                           11246.00
                                                                          10705.00                           10898.00
                                                                          12103.00                           12357.00
                                                                          11648.00                           11900.00
                                                                          11425.00                           11696.00
                                                                          11090.00                           11350.00
                                                                          11703.00                           12021.00
                                                                          11419.00                           11726.00
                                                                          12414.00                           12765.00
                                                                          12086.00                           12417.00
                                                                          12147.00                           12495.00
                                                                          10885.00                           11194.00
12/31/00                                                                  12218.00                           12573.00

                GROWTH OF A $10,000 INVESTMENT                              AVERAGE ANNUAL TOTAL RETURNS
           -----------------------------------------                  ----------------------------------------
                INSTITUTIONAL S&P
            SMALLCAP INDEX EQUITY   S&P SMALLCAP 600                      ONE YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
CLASS Y                  $ 12,218            $ 12,573                       10.58%            18.50%

INSTITUTIONAL SHORT TERM TREASURY
                                CLASS Y SHARE HYPOTHETICAL
           ---------------------------------------------------------------------
           A HYPOTHETICAL ILLUSTRATION OF A $10,000 INITIAL INVESTMENT
[GRAPHIC IMAGE]

                                                                                                 MERRILL LYNCH 0-3 YEAR TREASURY
                                                                          CLASS Y                             INDEX
                                                                          -------                -------------------------------
2/1/00                                                                    10000.00                           10000.00
                                                                          10055.00                           10059.60
                                                                          10110.30                           10117.30
                                                                          10135.60                           10151.00
                                                                          10178.10                           10195.00
                                                                          10262.60                           10286.10
                                                                          10323.20                           10347.10
                                                                          10402.70                           10416.80
                                                                          10459.90                           10485.60
                                                                          10510.10                           10540.70
                                                                          10593.10                           10627.70
12/31/00                                                                  10712.80                           10738.30

                     GROWTH OF A $10,000 INVESTMENT                                    AVERAGE ANNUAL TOTAL RETURNS
           ---------------------------------------------------                  ------------------------------------------
                       INSTITUTIONAL             MERRILL LYNCH
            SHORT TERM TREASURY FUND   0-3 YEAR TREASURY INDEX                        ONE YEAR   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------
CLASS Y                     $ 10,713                  $ 10,738                             N/A             7.13%

           ---------------------------------------------------------------------

All figures cited here represent past performance and do not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, upon redemption, may be worth more or less than original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

Figures for the S&P SmallCap 600 Index, an unmanaged index of common stock prices, includes reinvestment of dividends.

The Merrill Lynch 0-3 Year Treasury Index is a weighted composite of the Merrill Lynch 0-12 Month Treasury Index, which is made up of all Treasury notes and bonds with maturities of less than one year, and the Merrill Lynch 1-3 Year Treasury Index, which consists of all Treasury securities with maturities of one to three years.

                      [This Page Intentionally Left Blank]

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

SHARES                                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.9%
     ADVERTISING -- 0.2%
    2,600 Interpublic Group of
             Companies, Inc.                $     110,663
    1,600 Omnicom Group, Inc.                     132,600
                                            -------------
                                                  243,263
                                            -------------

     AEROSPACE -- 1.5%
    7,900 Boeing Company                          521,400
    1,900 General Dynamics Corporation            148,200
    6,862 Honeywell International, Inc.           324,659
    3,700 Lockheed Martin Corporation             125,615
      600 Northrop Grumman Corporation             49,800
    2,900 Raytheon Company, Class B                90,081
    4,023 United Technologies Corporation         316,308
                                            -------------
                                                1,576,063
                                            -------------

     AIRLINES -- 0.3%
    1,400 AMR Corporation                          54,862
    1,200 Delta Air Lines, Inc.                    60,225
    4,287 Southwest Airlines Company              143,743
      700 US Airways Group, Inc. +                 28,394
                                            -------------
                                                  287,224
                                            -------------

     APPAREL -- 0.2%
      500 Liz Claiborne, Inc.                      20,812
    2,300 NIKE, Inc., Class B                     128,369
      500 Reebok International Ltd. +              13,670
    1,100 V.F. Corporation                         39,864
                                            -------------
                                                  202,715
                                            -------------

     AUTOMOBILES -- 0.7%
   16,233 Ford Motor Company                      380,461
    5,000 General Motors Corporation              254,687
    2,600 Harley Davidson, Inc.                   103,350
      600 Navistar International
             Corporation +                         15,713
                                            -------------
                                                  754,211
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT -- 0.3%
    1,300 AutoZone, Inc. +                         37,050
      400 Cummins Engine, Inc.                     15,175
    1,257 Dana Corporation                         19,248
    1,300 Danaher Corporation                      88,887
    4,875 Delphi Automotive Systems
             Corporation                           54,844
    1,700 Genuine Parts Company                    44,519
      800 Johnson Controls, Inc.                   41,600
      500 Snap-On, Inc.                            13,938
    1,100 TRW, Inc.                                42,625
    1,105 Visteon Corporation                      12,707
                                            -------------
                                                  370,593
                                            -------------

     BANKS -- 6.9%
    3,300 AmSouth Bancorporation                   50,325
   10,330 Banc One Corporation                    378,336
   14,249 Bank of America Corporation             653,673
    6,400 Bank of New York, Inc.                  353,200
    3,500 BB&T Corporation                        130,594
    1,810 Charter One Financial, Inc.              52,264
   11,650 Chase Manhattan Corporation             529,347
    1,450 Comerica, Inc.                           86,094
    3,975 Fifth Third Bancorporation              237,506
    8,768 First Union Corporation                 243,860
    8,481 Firstar Corporation                     197,183
    7,868 FleetBoston Financial
             Corporation                          295,542
    2,390 Huntington Bancshares, Inc.              38,688
    3,700 KeyCorp                                 103,600
    7,350 MBNA Corporation                        271,491
    4,200 Mellon Financial Corporation            206,587
    1,300 Morgan (J.P.) & Company, Inc.           215,150
   10,000 Morgan Stanley, Dean Witter,
             Discover and Company                 792,500
    5,200 National City Corporation               149,500
    2,100 Northern Trust Corporation              171,281
    1,260 Old Kent Financial Corporation           55,125
    2,500 PNC Bank Corporation                    182,656
    1,600 Southtrust Corporation                   65,100
    1,500 State Street Corporation                186,315
    1,600 Summit Bancorp                           61,100
    2,600 SunTrust Banks, Inc.                    163,800
    2,500 Synovus Financial Corporation            67,344
    6,500 U.S. Bancorp                            189,719
    1,900 Wachovia Corporation                    110,438
    4,644 Washington Mutual, Inc.                 246,422
   15,000 Wells Fargo & Company                   835,312
                                            -------------
                                                7,320,052
                                            -------------

     BIOTECHNOLOGY -- 0.2%
    1,800 Applera Corporation--
             Applied Biosystems Group             169,313
    1,600 Chiron Corporation +                     71,200
                                            -------------
                                                  240,513
                                            -------------

     BROADCASTING -- 0.2%
    4,996 Clear Channel
             Communications +                     241,994
      500 Meredith Corporation                     16,094
                                            -------------
                                                  258,088
                                            -------------

     BUILDING MATERIALS -- 1.1%
      600 Centex Corporation                       22,537
      600 Crane Company                            17,063
   20,350 Home Depot, Inc.                        929,741




                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)

     BUILDING MATERIALS -- (CONTINUED)
      400 Kaufman & Broad Home
             Corporation                    $      13,475
    4,000 Masco Corporation                       102,750
      400 Pulte Corporation                        16,875
      900 Vulcan Materials Company                 43,087
                                            -------------
                                                1,145,528
                                            -------------

     BUSINESS EQUIPMENT AND SUPPLIES -- 1.4%
    1,000 Avery Dennison Corporation               54,875
   15,400 International Business
             Machines Corporation               1,309,000
    2,200 Pitney Bowes, Inc.                       72,875
    5,800 Xerox Corporation                        26,825
                                            -------------
                                                1,463,575
                                            -------------

     BUSINESS SERVICES -- 1.4%
   20,500 America Online, Inc. +                  713,400
    6,362 Cendant Corporation +                    61,234
    1,400 Convergys Corporation +                  63,437
      700 Deluxe Corporation                       17,689
    2,480 FedEx Corporation +                      99,101
      700 Fluor Corporation +                      23,144
      900 NCR Corporation +                        44,213
    3,225 Paychex, Inc.                           156,816
    2,430 PeopleSoft, Inc. +                       90,366
    1,600 Robert Half International, Inc. +        42,400
    1,156 Sabre Holdings Corporation               49,852
    4,800 Yahoo!, Inc. +                          144,300
                                            -------------
                                                1,505,952
                                            -------------

     CHEMICALS AND PLASTICS -- 2.2%
    2,000 Air Products & Chemicals, Inc.           82,000
    5,900 Dow Chemical Company                    216,087
    9,276 dupont (E.I.) de Nemours &
             Company                              448,147
      700 Eastman Chemical Company                 34,125
    1,200 Ecolab, Inc.                             51,825
    1,200 Engelhard Corporation                    24,450
      300 FMC Corporation +                        21,506
      500 Great Lakes Chemical
             Corporation                           18,594
    1,000 Hercules, Inc.                           19,063
      932 Kerr-McGee Corporation                   62,386
    3,400 Minnesota Mining & Manufacturing
             Company                              409,700
   11,526 Pharmacia Corporation                   703,086
    1,500 Praxair, Inc.                            66,562
    1,800 Rockwell International
             Corporation                           85,725
    1,895 Rohm & Haas Company                      68,812
      600 Sigma-Aldrich Corporation                23,588
    1,200 Union Carbide Corporation                64,575
                                            -------------
                                                2,400,231
                                            -------------

     COAL -- 0.0% #
    1,900 CSX Corporation                          49,281
                                            -------------

     COMMUNICATION EQUIPMENT -- 0.6%
    1,700 Cabletron Systems, Inc. +                25,606
   19,186 Motorola, Inc.                          388,517
    1,600 National Semiconductor
             Corporation +                         32,200
    1,500 Scientific-Atlanta, Inc.                 48,844
    3,500 Tellabs, Inc. +                         197,750
                                            -------------
                                                  692,917
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 9.6%
    1,000 Adaptec, Inc. +                          10,250
    2,200 Adobe Systems, Inc.                     128,013
    2,800 Advanced Micro Devices, Inc. +           38,675
    2,800 Apple Computer, Inc. +                   41,650
      600 Autodesk, Inc.                           16,163
    5,400 Automatic Data Processing, Inc.         341,887
    2,300 BMC Software, Inc. +                     32,200
    2,400 BroadVision, Inc. +                      28,350
    1,300 Ceridian Corporation +                   25,919
   63,300 Cisco Systems, Inc. +                 2,421,225
    1,700 Citrix Systems, Inc. +                   38,250
   15,145 Compaq Computer Corporation             227,932
    5,150 Computer Associates
             International, Inc.                  100,425
    1,600 Computer Sciences
             Corporation +                         96,200
    3,200 Compuware Corporation +                  20,000
   22,700 Dell Computer Corporation +             395,831
    4,000 Electronic Data Systems
             Corporation                          231,000
    2,800 Gateway 2000, Inc. +                     50,372
   17,400 Hewlett Packard Company                 549,187
    1,900 Intuit, Inc.                             74,931
      800 Mercury Interactive
             Corporation +                         72,200
   46,900 Microsoft Corporation +               2,034,287
    2,700 Network Appliance, Inc. +               173,306
    2,800 Novell, Inc. +                           14,613
   49,200 Oracle Corporation +                  1,429,875
    2,400 Parametric Technology
             Corporation +                         32,250



                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- (CONTINUED)
    1,000 Sapient Corporation +             $      11,938
    3,600 Siebel Systems, Inc. +                  243,450
    5,700 Solectron Corporation +                 193,230
   28,200 Sun Microsystems, Inc. +                786,075
    1,300 Symbol Technologies, Inc.                46,800
    2,700 Unisys Corporation +                     39,488
    3,500 VERITAS Software
             Corporation +                        306,250
                                            -------------
                                               10,252,222
                                            -------------

     COMPUTER -- SEMICONDUCTORS -- 3.4%
    3,500 Altera Corporation +                     92,094
    7,200 Applied Materials, Inc. +               274,950
   19,200 EMC Corporation +                     1,276,800
   59,200 Intel Corporation                     1,779,700
    2,700 LSI Logic Corporation +                  46,143
    4,900 Micron Technology, Inc.                 173,950
                                            -------------
                                                3,643,637
                                            -------------

     CONSUMER NON-DURABLES -- 4.5%
    8,198 Corning, Inc.                           432,957
   87,100 General Electric Company              4,175,356
      900 Grainger (W.W.), Inc.                    32,850
    3,300 Lowe's Companies, Inc.                  146,850
                                            -------------
                                                4,788,013
                                            -------------

     CONTAINERS -- 0.1%
      300 Ball Corporation                         13,819
    1,300 Pactiv Corporation +                     16,087
      806 Sealed Air Corporation +                 24,583
                                            -------------
                                                   54,489
                                            -------------

     COSMETICS -- TOILETRY -- 0.1%
      500 Alberto-Culver Company,
             Class B                               21,406
    2,000 Avon Products, Inc.                      95,750
                                            -------------
                                                  117,156
                                            -------------

     DIVERSIFIED -- 1.3%
    1,500 Fortune Brands, Inc.                     45,000
    1,000 Loews Corporation                       103,562
    1,400 Textron, Inc.                            65,100
    1,700 Thermo Electron Corporation +            50,575
   15,374 Tyco International Ltd.                 853,257
    4,928 Unilever NV                             310,156
                                            -------------
                                                1,427,650
                                            -------------


     ELECTRICAL EQUIPMENT -- 1.0%
    1,800 American Power Conversion
             Corporation +                         22,275
      900 Cooper Industries, Inc.                  41,344
    1,800 Molex, Inc.                              63,900
    4,891 Palm, Inc. +                            138,476
      600 Power-One, Inc. +                        23,587
      800 Tektronix, Inc.                          26,950
   15,400 Texas Instruments, Inc.                 729,575
      500 Thomas & Betts Corporation                8,094
                                            -------------
                                                1,054,201
                                            -------------

     ELECTRONICS -- 2.2%
    3,871 Agilent Technologies, Inc. +            211,937
    3,100 Analog Devices, Inc. +                  158,681
    2,600 Applied Micro Circuits
             Corporation +                        194,960
    2,100 Broadcom Corporation,
             Class A +                            176,400
    2,000 Conexant Systems, Inc. +                 30,750
      700 Eaton Corporation                        52,631
    3,700 Emerson Electric Company                291,606
    8,400 JDS Uniphase Corporation +              350,175
    1,700 KLA-Tencor Corporation +                 57,269
    1,200 Lexmark International
             Group, Inc. +                         53,175
    2,700 Linear Technology Corporation           124,875
    2,400 Maxim Integrated
             Products, Inc. +                     114,750
    1,200 Novellus Systems, Inc. +                 43,125
      800 QLogic Corporation +                     61,600
    1,500 Sanmina Corporation +                   114,938
    1,600 Teradyne, Inc. +                         59,600
    1,700 Vitesse Semiconductor
             Corporation +                         94,031
    2,800 Xilinx, Inc. +                          129,150
                                            -------------
                                                2,319,653
                                            -------------

     ENERGY AND RESOURCES -- 0.2%
    2,005 Burlington Resources, Inc.              101,252
    2,300 TXU Corporation                         101,919
                                            -------------
                                                  203,171
                                            -------------

     ENTERTAINMENT -- 1.2%
      900 Brunswick Corporation                    14,794
   18,300 Disney (Walt) Company                   529,556
      700 Harcourt General Corporation             40,040
    1,600 Hasbro, Inc.                             17,000
    3,700 Mattel, Inc.                             53,428
   11,800 Time Warner, Inc.                       616,432
                                            -------------
                                                1,271,250
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FINANCIAL SERVICES -- 6.1%
   11,900 American Express Company          $     653,756
    2,200 American General Corporation            179,300
    1,082 Bear Stearns Companies, Inc.             54,844
      800 Block (H & R), Inc.                      33,100
    1,800 Capital One Financial
             Corporation                          118,463
   12,100 Charles Schwab Corporation              343,338
    2,200 CIT Group, Inc.                          44,275
   44,323 Citigroup, Inc.                       2,263,243
    1,100 Countrywide Credit Industries            55,275
      800 Dow Jones & Company, Inc.                45,300
    1,300 Equifax, Inc.                            37,294
    9,000 Fannie Mae                              780,750
    6,000 Federal Home Loan Mortgage
             Corporation                          413,250
    3,500 First Data Corporation                  184,406
    2,300 Franklin Resources, Inc.                 87,630
    4,126 Household International, Inc.           226,930
    2,200 Lehman Brothers Holdings, Inc.          148,775
    7,000 Merrill Lynch & Company, Inc.           477,312
    1,500 Moody's Corporation                      38,531
    1,900 Regions Financial Corporation            51,894
    1,900 Stilwell Financial, Inc.                 74,931
    1,100 T. Rowe Price Group, Inc. +              46,492
      500 Temple-Inland, Inc.                      26,813
    1,300 Union Planters Corporation               46,475
    1,500 USA Education, Inc.                     102,000
                                            -------------
                                                6,534,377
                                            -------------

     FOOD AND BEVERAGES -- 4.2%
    3,697 Albertson's, Inc.                        97,971
    7,800 Anheuser-Busch Companies, Inc.          354,900
    3,600 Campbell Soup Company                   124,650
   21,800 Coca-Cola Company                     1,328,437
    3,600 Coca-Cola Enterprises, Inc.              68,400
    4,600 ConAgra, Inc.                           119,600
      300 Coors (Adolph) Company,
             Class B                               24,094
    3,000 Heinz (H.J.) Company                    142,312
    1,300 Hershey Foods Corporation                83,688
    3,500 Kellogg Company                          91,875
   12,900 PepsiCo, Inc.                           639,356
   19,800 Philip Morris Companies, Inc.           871,200
    1,200 Quaker Oats Company                     116,850
    2,700 Ralston-Purina Company                   70,538
    7,400 Sara Lee Corporation                    181,762
    1,600 UST, Inc.                                44,900
    1,100 Wrigley (Wm) Jr. Company                105,394
                                            -------------
                                                4,465,927
                                            -------------


     FOOD DISTRIBUTION -- 0.6%
    5,488 Archer-Daniels-Midland
             Company                               82,320
    2,500 General Mills, Inc.                     111,406
    7,300 Kroger Company +                        197,556
    1,300 Supervalu, Inc.                          18,038
    5,800 Sysco Corporation                       174,000
    1,400 Winn Dixie Stores, Inc.                  27,125
                                            -------------
                                                  610,445
                                            -------------

     GAS AND PIPELINE UTILITIES -- 0.4%
    2,700 Dynegy, Inc., Class A                   151,369
    2,000 El Paso Energy Corporation              143,250
    1,100 Kinder Morgan, Inc.                      57,406
    1,747 NiSource, Inc.                           53,720
                                            -------------
                                                  405,745
                                            -------------

     GLASS PRODUCTS -- 0.1%
    1,600 PPG Industries, Inc.                     74,100
                                            -------------

     HEALTH CARE FACILITIES -- 0.4%
    4,800 HCA-The Healthcare
             Corporation                          211,248
    1,600 Humana, Inc. +                           24,400
    1,000 Manor Care, Inc. +                       20,625
    2,700 Tenet Healthcare Corporation            119,981
      600 Wellpoint Health Networks, Inc.,
             Class A +                             69,150
                                            -------------
                                                  445,404
                                            -------------

     HEALTH CARE PRODUCTS -- 5.5%
   13,800 Abbott Laboratories                     668,437
    1,200 Allergan, Inc.                          116,175
      500 Bausch & Lomb, Inc.                      20,219
    2,200 Becton, Dickinson & Company              76,175
    1,400 Biogen, Inc. +                           84,088
    2,484 McKesson HBOC, Inc.                      89,151
    1,800 MedImmune, Inc. +                        85,838
   20,300 Merck & Company, Inc.                 1,900,587
   55,500 Pfizer, Inc.                          2,553,000
    1,100 Quintiles TransNational
             Corporation +                         23,031
    2,900 UnitedHealth Group, Inc. +              177,987
      900 Watson Pharmaceuticals, Inc. +           46,069
                                            -------------
                                                5,840,757
                                            -------------

     HOLDING COMPANIES -- 0.2%
    2,700 Providian, LLC                          155,250
    2,000 Public Service Enterprise                97,250
                                            -------------
                                                  252,500
                                            -------------

                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     HOME APPLIANCES -- 0.1%
      800 Black & Decker Corporation        $      31,400
      800 Maytag Corporation                       25,850
      700 Whirlpool Corporation                    33,381
                                            -------------
                                                   90,631
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.8%
   11,700 American Home Products
             Corporation                          743,535
    1,800 Leggett & Platt, Inc.                    34,087
    2,288 Newell Rubbermaid, Inc.                  52,052
      500 Tupperware Corporation                   10,219
                                            -------------
                                                  839,893
                                            -------------

     HOTELS AND RESTAURANTS -- 0.7%
    1,200 Darden Restaurants, Inc.                 27,450
    1,200 Harrah's Entertainment
             Corporation +                         31,650
    3,200 Hilton Hotels Corporation                33,600
    2,000 Marriott International, Inc.             84,500
   11,700 McDonald's Corporation                  397,800
    1,700 Starbucks Corporation +                  75,225
    1,700 Starwood Hotels & Resorts
             Worldwide, Inc.                       59,925
    1,400 Tricon Global Restaurants, Inc. +        46,200
    1,100 Wendy's International, Inc.              28,875
                                            -------------
                                                  785,225
                                            -------------

     INDUSTRIAL MACHINERY -- 0.2%
    4,000 AES Corporation                         221,500
                                            -------------

     INSURANCE -- 4.0%
    2,500 Aflac, Inc.                             180,469
    6,300 Allstate Corporation                    274,444
      900 Ambac Financial Group, Inc.              52,481
   20,132 American International
             Group, Inc.                        1,984,260
    2,400 AON Corporation                          82,200
    1,623 Chubb Corporation                       140,389
    1,300 CIGNA Corporation                       171,990
    1,500 Cincinnati Financial Corporation         59,344
    2,808 Conseco, Inc.                            37,031
    2,100 Hartford Financial Services
             Group, Inc.                          148,312
    1,000 Jefferson-Pilot Corporation              74,750
    1,800 Lincoln National Corporation             85,162
    2,300 Marsh & McLennan
             Companies, Inc.                      269,100
      900 MBIA, Inc.                               66,713
    6,600 MetLife, Inc.                           231,000
    1,000 MGIC Investment Corporation              67,438
      700 Progressive Corporation                  72,537
    1,200 SAFECO Corporation                       39,450
    1,806 St. Paul Companies, Inc.                 98,088
    1,200 Torchmark, Inc.                          46,125
    2,257 UnumProvident Corporation                60,657
                                            -------------
                                                4,241,940
                                            -------------

     MACHINERY AND HEAVY EQUIPMENT -- 0.4%
    3,000 Caterpillar, Inc.                       141,937
    2,200 Deere & Company                         100,787
    1,900 Dover Corporation                        77,069
    1,500 Ingersoll-Rand Company                   62,813
    1,000 Parker-Hannifin Corporation              44,125
      800 Stanley Works                            24,950
                                            -------------
                                                  451,681
                                            -------------

     MANUFACTURING -- 0.3%
    2,900 Alcan Aluminum Ltd.                      99,144
    3,500 Boston Scientific Corporation +          47,906
      200 Briggs & Stratton Corporation             8,875
      600 Brown-Forman Corporation,
             Class B                               39,900
      700 PACCAR, Inc.                             34,475
    1,200 Pall Corporation                         25,575
    1,500 Sherwin-Williams Company                 39,469
                                            -------------
                                                  295,344
                                            -------------

     MEDICAL INSTRUMENTS, SERVICES, AND
     SUPPLIES -- 2.8%
    1,300 Aetna, Inc. +                            53,381
      500 Bard (C.R.), Inc.                        23,281
    2,500 Baxter International, Inc.              220,781
    1,500 Biomet, Inc.                             59,531
    2,348 Cardinal Health, Inc.                   233,920
    2,700 Guidant Corporation +                   145,631
    3,300 HEALTHSOUTH Corporation +                53,831
    2,600 IMS Health, Inc.                         70,200
   12,400 Johnson & Johnson Company             1,302,775
   10,700 Medtronic, Inc.                         646,013
      800 St. Jude Medical, Inc. +                 49,150
    1,800 Stryker Corporation                      91,062
                                            -------------
                                                2,949,556
                                            -------------

     METAL FABRICATING -- 0.1%
    2,623 Illinois Tool Works, Inc.               156,232
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     METALS AND MINING -- 0.4%
    7,684 Alcoa, Inc.                       $     257,414
    3,400 Barrick Gold Corporation                 55,692
    1,200 Freeport McMoRan Copper &
             Gold, Class B +                       10,275
    2,300 Homestake Mining Company                  9,631
    1,500 Inco Ltd. +                              25,140
    1,600 Newmont Mining Corporation               27,300
      745 Phelps Dodge Corporation                 41,581
    2,800 Placer Dome, Inc.                        26,950
                                            -------------
                                                  453,983
                                            -------------

     NATURAL GAS -- 0.6%
    6,500 Enron Corporation                       540,312
      400 NICOR, Inc.                              17,275
      300 ONOEK, Inc.                              14,438
    1,752 Sempra Energy                            40,734
                                            -------------
                                                  612,759
                                            -------------

     NEWS AND PUBLISHING -- 0.3%
    2,300 Gannett Company, Inc.                   145,044
      700 Knight-Ridder, Inc.                      39,812
    1,600 New York Times Company,
             Class A                               64,100
    2,700 Tribune Company                         114,075
                                            -------------
                                                  363,031
                                            -------------

     OIL -- 5.6%
      800 Amerada Hess Corporation                 58,450
    1,150 Apache Corporation                       80,572
      700 Ashland, Inc.                            25,123
    2,880 Baker Hughes, Inc.                      119,700
    5,500 Chevron Corporation                     464,406
    2,000 Coastal Corporation                     176,625
    5,419 Conoco, Inc., Class B                   156,812
    1,043 Devon Energy Corporation                 63,592
    1,000 EOG Resources, Inc.                      54,688
   30,536 Exxon Mobil Corporation               2,654,723
    3,900 Halliburton Company                     141,375
    1,000 Louisiana Land & Exploration
             Company                               10,125
      600 McDermott International, Inc.             6,450
    3,200 Occidental Petroleum
             Corporation                           77,600
    2,400 Phillips Petroleum Company              136,500
   19,100 Royal Dutch Petroleum
             Company                            1,156,744
      800 Sunoco, Inc.                             26,950
    4,800 Texaco, Inc.                            298,200
    1,300 Tosco Corporation                        44,119
    2,100 Union Pacific Corporation               106,575
    2,300 Unocal Corporation                       88,981
    2,700 USX-Marathon Group                       74,925
                                            -------------
                                                6,023,235
                                            -------------


     OIL EQUIPMENT AND SERVICES -- 0.5%
    1,300 Nabors Industries, Inc. +                76,895
    4,954 Schlumberger Ltd.                       396,010
    1,955 Transocean Sedco Forex, Inc.             89,930
                                            -------------
                                                  562,835
                                            -------------

     PAPER AND FOREST PRODUCTS -- 0.7%
      500 Bemis Company, Inc.                      16,781
      500 Boise Cascade Corporation                16,813
    2,128 Georgia-Pacific Corporation              66,234
    4,191 International Paper Company             171,045
    4,542 Kimberly-Clark Corporation              321,074
    1,000 Mead Corporation                         31,375
      300 Potlatch Corporation                     10,069
    1,900 Weyerhaeuser Company                     96,425
    1,000 Willamette Industries, Inc.              46,937
                                            -------------
                                                  776,753
                                            -------------

     PERSONAL ITEMS -- 1.5%
    4,900 Colgate-Palmolive Company               316,295
    9,400 Gillette Company                        339,575
    1,000 International Flavors &
             Fragrances, Inc.                      20,312
   11,600 Procter & Gamble Company                909,875
                                            -------------
                                                1,586,057
                                            -------------

     PETROLEUM REFINING -- 0.3%
    2,146 Anadarko Petroleum Corporation          152,538
      900 Rowan Companies +                        24,300
    3,800 Williams Companies, Inc.                151,762
                                            -------------
                                                  328,600
                                            -------------

     PHARMACEUTICALS -- 3.0%
    1,960 ALZA Corporation +                       83,300
   17,200 Bristol-Myers Squibb Company          1,271,725
      800 Forest Laboratories, Inc. +             106,300
    1,400 King Pharmaceuticals, Inc. +             72,363
   10,100 Lilly (Eli) & Company                   939,931
   12,800 Schering-Plough Corporation             726,400
                                            -------------
                                                3,200,019
                                            -------------

     PHOTOGRAPHIC EQUIPMENT AND
     SUPPLIES -- 0.1%
    2,700 Eastman Kodak Company                   106,313
                                            -------------

     PRINTING AND PUBLISHING -- 0.2%
      600 American Greetings Corporation,
             Class A                                5,662
    1,200 Donnelley (R.R.) & Sons
             Company                               32,400
    1,800 McGraw-Hill, Inc.                       105,525
      900 Westvaco Corporation                     26,269
                                            -------------
                                                  169,856
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RAILROADS -- 0.0% #
    3,300 Norfolk Southern Corporation      $      43,931
                                            -------------

     RECREATION -- 0.1%
    5,000 Carnival Corporation, Class A           154,063
                                            -------------

     RESEARCH AND DEVELOPMENT -- 0.6%
    9,200 Amgen, Inc. +                           588,225
                                            -------------

     RETAIL -- STORE -- 4.3%
    2,400 Bed Bath & Beyond, Inc. +                53,700
    1,900 Best Buy Company, Inc. +                 56,169
    1,900 Circuit City Stores--
             Circuit City Group                    21,850
    1,000 Consolidated Stores
             Corporation +                         10,625
    3,900 Costco Wholesale Corporation +          155,756
    3,400 CVS Corporation                         203,787
      700 Dillard's, Inc.                           8,269
    2,800 Dollar General Corporation               52,850
    1,700 Federated Department Stores +            59,500
    7,537 Gap, Inc.                               192,193
    4,200 K-mart Corporation +                     22,313
    2,900 Kohls Corporation +                     176,900
    3,700 Limited, Inc.                            63,131
      400 Long's Drug Stores Company                9,650
    2,600 May Department Stores
             Company                               85,150
    1,300 Nordstrom, Inc.                          23,644
    2,600 Office Depot, Inc. +                     18,525
    2,300 Penney (J.C.) Company, Inc.              25,013
    1,800 RadioShack Corporation                   77,062
    4,300 Safeway, Inc. +                         268,750
    3,000 Sears, Roebuck & Company                104,250
    3,900 Staples, Inc. +                          46,069
    8,000 Target Corporation                      258,000
    1,400 Tiffany & Company                        44,275
    2,500 TJX Companies, Inc.                      69,375
    1,800 Toys R Us, Inc. +                        30,038
   39,300 Wal-Mart Stores, Inc.                 2,087,812
    9,000 Walgreen Company                        376,312
                                            -------------
                                                4,600,968
                                            -------------

     SAVINGS AND LOAN -- 0.1%
    1,500 Golden West Financial
             Corporation                          101,250
                                            -------------

     SOAPS AND DETERGENTS -- 0.1%
    2,208 Clorox Company                           78,384
                                            -------------


     STEEL -- 0.1%
      750 Allegheny Technologies, Inc.             11,906
      800 Nucor Corporation                        31,750
      600 Timken Company                            9,075
      800 USX-U.S.Steel Group, Inc.                14,400
      800 Worthington Industries, Inc.              6,450
                                            -------------
                                                   73,581
                                            -------------

     TECHNOLOGY -- 0.1%
      800 ITT Industries                           31,000
      400 Millipore Corporation                    25,200
      400 PerkinElmer, Inc.                        42,000
                                            -------------
                                                   98,200
                                            -------------

     TELECOMMUNICATIONS -- 8.1%
    6,700 ADC Telecommunications,
             Inc. +                               121,438
    2,766 ALLTEL Corporation                      172,702
      700 Andrew Corporation +                     15,225
   32,935 AT & T Corporation                      570,187
    2,409 Avaya, Inc. +                            24,843
   16,400 BellSouth Corporation                   671,375
    1,300 CenturyTel, Inc.                         46,475
    7,800 Comcast Corporation Special,
             Class A +                            325,650
    1,400 Comverse Technology, Inc. +             152,075
    7,655 Global Crossing Ltd.                    109,562
   29,310 Lucent Technologies, Inc.               395,685
    6,600 Nextel Communications, Inc. +           163,350
   27,180 Nortel Networks Corporation             871,459
    6,400 Qualcomm, Inc. +                        526,000
   14,752 Qwest Communications
             International, Inc. +                604,832
   29,712 SBC Communications                    1,418,748
    7,700 Sprint Corporation                      156,406
    8,100 Sprint PCS +                            165,544
   23,690 Verizon Communications                1,187,461
   13,498 Viacom, Inc., Class B +                 631,031
   25,305 WorldCom, Inc.                          355,852
                                            -------------
                                                8,685,900
                                            -------------

     TIRE AND RUBBER -- 0.1%
      700 Cooper Tire & Rubber Company              7,438
    1,000 Goodrich (B.F.) Company                  36,375
    1,500 Goodyear Tire & Rubber
             Company                               34,485
                                            -------------
                                                   78,298
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P 500 Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     TRANSPORTATION -- 0.1%
    3,500 Burlington Northern Santa Fe      $      99,094
      600 Ryder System, Inc.                        9,975
                                            -------------
                                                  109,069
                                            -------------

     UTILITIES -- 2.1%
    1,000 Allegheny Energy, Inc.                   48,188
    1,300 Ameren Corporation                       60,206
    2,800 American Electric Power
             Company, Inc.                        130,200
    2,500 Calpine Corporation +                   112,656
    1,500 Cinergy Corporation                      52,687
    1,200 CMS Energy Corporation                   38,025
    1,800 Consolidated Edison Company              69,300
    1,400 Constellation Energy Group               63,087
    2,089 Dominion Resources, Inc.                139,963
    1,300 DTE Energy Company                       50,619
    3,200 Duke Energy Company                     272,800
    2,800 Edison International                     43,750
    1,900 Entergy Corporation                      80,394
    2,712 Exelon Corporation                      190,410
    1,872 FirstEnergy Corporation                  59,085
    1,700 FPL Group, Inc.                         121,975
    1,100 GPU, Inc.                                40,494
    1,300 KeySpan Corporation                      55,087
      400 National Service Industries, Inc.        10,275
    1,400 Niagara Mohawk Power
             Corporation +                         23,363
      300 People's Energy Corporation              13,425
    3,300 PG & E Corporation                       66,000
      800 Pinnacle West Capital
             Corporation                           38,100
    1,300 PPL Corporation                          58,744
      900 Progress Energy, Inc.                       405
      700 Progress Energy, Inc.                    34,431
    2,500 Reliant Energy, Inc.                    108,281
    6,100 Southern Company                        202,825
    2,905 Xcel Energy, Inc.                        84,427
                                            -------------
                                                2,269,202
                                            -------------


     WASTE MANAGEMENT -- 0.2%
    1,800 Allied Waste Industries, Inc. +          26,213
    5,347 Waste Management, Inc.                  148,379
                                            -------------
                                                  174,592
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $112,867,919)                       103,542,009
                                            -------------

PRINCIPAL
AMOUNT
-----------------
U.S. TREASURY BILLS -- 0.3%
   (Cost  $341,564)
$350,000 5.98% ++, due 05/31/2001**               341,564
                                            -------------

REPURCHASE AGREEMENT -- 2.3%
   (Cost  $2,412,000)
2,412,000    Agreement with State Street Bank
             and Trust Company, 5.950% dated
             12/29/2000, to be repurchased at
             $2,413,594 on 01/02/2001,
             collateralized by $1,860,000
             U.S. Treasury Note, 8.125%,
             maturing 08/15/2019
             (value $2,466,825)                 2,412,000
                                            -------------

TOTAL INVESTMENTS
   (Cost  $115,621,483*)            99.5%     106,295,573
OTHER ASSETS AND
LIABILITIES (NET)                    0.5          581,033
                                 -------    -------------

NET ASSETS                         100.0%    $106,876,606
                                 =======    =============


---------------
   * Aggregate cost for Federal tax purposes is $116,806,010.
  ** Securities pledged as collateral for futures contracts.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

NUMBER OF                                   UNREALIZED
CONTRACTS                                   DEPRECIATION
---------                                   ------------
FUTURES CONTRACTS-LONG POSITION
     8     S&P 500 Index, March 2001        $     48,222
                                            ============


                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.6%
     AEROSPACE -- 0.4%
      600 Litton Industries, Inc. +         $      47,212
                                            -------------

     AGRICULTURAL MACHINERY -- 0.1%
      800 Agco Corporation                          9,700
                                            -------------

     AIR TRAVEL -- 0.1%
      400 Alaska Air Group, Inc. +                 11,900
                                            -------------

     ALUMINUM -- 0.0% #
      100 Maxxam, Inc. +                            1,519
                                            -------------

     APPAREL AND TEXTILES -- 2.0%
      414 Albany International Corporation          5,563
      600 American Eagle Outfitters, Inc. +        25,350
    1,549 Cintas Corporation                       82,387
    1,100 Jones Apparel Group, Inc. +              35,406
      700 Mohawk Industries, Inc. +                19,163
      400 Rayonier, Inc.                           15,925
    1,600 Shaw Industries, Inc.                    30,300
      800 Unifi, Inc. +                             7,150
      700 Westpoint Stevens, Inc.                   5,243
                                            -------------
                                                  226,487
                                            -------------

     AUTOMOBILES -- 0.1%
      600 Federal Signal Corporation               11,775
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT-- 0.8%
      925 ArvinMeritor, Inc.                       10,522
      400 Borg Warner Automotive, Inc.             16,000
      900 Lear Corporation +                       22,331
      400 Modine Manufacturing Company              8,300
    1,028 Pennzoil-Quaker State Company            13,236
      400 Superior Industries
             International, Inc.                   12,625
                                            -------------
                                                   83,014
                                            -------------

     BANKS -- 5.7%
    1,300 Banknorth Group, Inc.                    25,919
      700 City National Corporation                27,169
    1,100 Compass Bancshares, Inc.                 26,262
    1,200 First Tennessee National
             Corporation                           34,725
      600 First Virginia Banks, Inc.               28,800
    1,500 Hibernia Corporation                     19,125
    1,200 M&T Bank Corporation                     81,600
    1,300 Marshall & Ilsley Corporation            66,079
      600 Mercantile Bankshares
             Corporation                           25,913
    2,480 National Commerce
             Bancorporation                        61,380
    1,550 North Fork Bancorporation, Inc.          38,072
      700 Pacific Century Financial
             Corporation                           12,381
      900 Roslyn Bancorp, Inc.                     24,581
      700 Silicon Valley Bancshares +              24,194
      700 Webster Financial Corporation            19,819
      500 Westamerica Bancorporation               21,500
      500 Wilmington Trust Corporation             31,031
    1,100 Zions Bancorp                            68,681
                                            -------------
                                                  637,231
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 1.8%
    1,000 AmeriCredit Corporation +                27,250
    1,100 FirstMerit Corporation                   29,408
      600 Greater Bay Bancorp                      24,600
      900 GreenPoint Financial
             Corporation                           36,844
      400 Investors Financial Services
             Corporation                           34,400
      600 Neuberger Berman, Inc.                   48,637
                                            -------------
                                                  201,139
                                            -------------

     BIOTECHNOLOGY -- 2.2%
      600 Gilead Sciences, Inc. +                  49,762
      900 Incyte Genomics, Inc. +                  22,388
    1,980 Millennium Pharmaceuticals,
             Inc. +                               122,512
      600 Protein Design Labs, Inc. +              52,125
                                            -------------
                                                  246,787
                                            -------------

     BROADCASTING -- 1.8%
    1,500 Belo (A.H.) Corporation                  24,000
      527 Chris Craft Industries, Inc.             35,045
      600 Emmis Communications
             Corporation, Class A +                17,213
    1,000 Hispanic Broadcasting
             Corporation +                         25,500
    1,900 Univision Communications, Inc.,
             Class A +                             77,781
    1,000 Westwood One, Inc. +                     19,313
                                            -------------
                                                  198,852
                                            -------------

     BUILDING CONSTRUCTION -- 0.6%
      600 Dycom Industries, Inc. +                 21,562
      600 Harsco Corporation                       14,813
      800 Lennar Corporation                       29,000
                                            -------------
                                                   65,375
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BUSINESS SERVICES -- 7.9%
      800 AC Nielsen Corporation +          $      29,000
    1,100 Acxiom Corporation +                     42,831
    1,000 Apollo Group, Inc. +                     49,187
      627 Avocent Corporation +                    16,929
      400 Banta Corporation                        10,168
      800 Catalina Marketing
             Corporation +                         31,150
      900 CheckFree Corporation +                  38,250
      500 ChoicePoint, Inc. +                      32,781
    1,400 Comdisco, Inc.                           16,013
      700 CSG Systems International,
             Inc. +                                32,856
      900 DeVry, Inc. +                            33,975
    1,000 Dun & Bradstreet Corporation +           25,875
    1,125 Fiserv, Inc. +                           53,367
    1,100 Galileo International, Inc.              22,000
    1,100 Gartner Group, Inc., Class B +            6,974
      500 Gtech Holdings Corporation +             10,281
      400 Jacobs Engineering Group, Inc. +         18,475
      500 Kelly Services, Inc.                     11,813
      500 Korn/Ferry International +               10,625
    1,000 Manpower, Inc.                           38,000
    1,200 Modis Professional Services,
             Inc. +                                 4,950
      400 NCO Group, Inc. +                        12,150
      600 NOVA Corporation +                       11,963
      700 Ogden Corporation                        10,763
    1,000 Polycom, Inc. +                          32,187
      500 Quanta Services, Inc. +                  16,094
      800 Sothebys Holdings, Inc.                  18,550
    1,200 Sun Guard Data Systems +                 56,550
      500 Sylvan Learning Systems, Inc. +           7,406
      700 The BISYS Group, Inc. +                  36,487
      771 Titan Corporation +                      12,529
      600 United Rentals, Inc. +                    8,063
      800 Viad Corporation                         18,400
    1,200 Waters Corporation +                    100,200
                                            -------------
                                                  876,842
                                            -------------

     CHEMICALS AND PLASTICS -- 2.0%
      600 Albemarle Corporation                    14,850
      800 Cabot Corporation +                      21,100
      380 Cabot Microelectronics
             Corporation                           19,736
    1,054 Crompton Corporation                     11,067
      600 Cytec Industries, Inc. +                 23,963
      500 Ferro Corporation                        11,500
      200 Fuller (H.B.) Company                     7,891
    1,100 IMC Global, Inc.                         17,119
      700 Lubrizol Corporation                     18,025
      300 Minerals Technologies, Inc.              10,256
      100 NCH Corporation                           3,800
      600 Olin Corporation                         13,275
      900 R.P.M., Inc.                              7,706
      400 Schulman (A.), Inc.                       4,600
    1,300 Solutia, Inc.                            15,600
      600 Valspar Corporation                      19,308
                                            -------------
                                                  219,796
                                            -------------

     COMMUNICATION EQUIPMENT -- 1.3%
      900 Harris Corporation                       27,563
      600 Plantronics, Inc. +                      28,200
      800 Powerwave Technologies, Inc. +           46,800
    1,500 RF Micro Devices, Inc. +                 41,156
                                            -------------
                                                  143,719
                                            -------------

     COMMUNICATION SERVICES -- 0.3%
      700 True North Communications,
             Inc.                                  29,750
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 1.0%
    1,000 Diebold, Inc.                            33,375
    1,400 Quantum Corporation --
             DLT & Storage Systems +               18,637
      900 Storage Technology
             Corporation +                          8,100
    1,100 Sybase, Inc. +                           21,794
      700 Tech Data Corporation +                  18,933
      500 Transaction Systems Architects,
             Inc., Class A +                        5,781
                                            -------------
                                                  106,620
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 6.6%
    3,200 3Com Corporation                         27,200
      700 Affiliated Computer Services,
             Inc., Class A +                       42,481
    2,300 Cadence Design Systems, Inc. +           63,250
    1,100 DST Systems, Inc. +                      73,700
    1,200 Electronic Arts +                        51,150
      500 Imation Corporation +                     7,750
      500 InFocus Corporation +                     7,375
    2,600 Informix Corporation +                    7,719
      500 Jack Henry & Associates, Inc.            31,062
      900 Keane, Inc. +                             8,775
    1,100 Legato Systems, Inc. +                    8,181





                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- (CONTINUED)
      700 Macromedia, Inc. +                $      42,525
      600 Macrovision Corporation +                44,409
      700 MasTec, Inc. +                           14,000
      900 Mentor Graphics Corporation +            24,694
      600 National Instruments
             Corporation +                         29,138
    1,250 Networks Assocs, Inc. +                   5,234
      900 NVIDIA Corporation +                     29,489
    1,700 Rational Software Corporation +          66,194
      700 Retek, Inc. +                            17,063
      800 SanDisk Corporation +                    22,200
      500 Structural Dynamics Research
             Corporation +                          5,000
      600 Sykes Enterprises, Inc. +                 2,663
    1,000 Symantec Corporation +                   33,375
      800 Synopsys, Inc. +                         37,950
    1,000 Wind River Systems, Inc. +               34,125
                                            -------------
                                                  736,702
                                            -------------

     CONSTRUCTION MATERIALS -- 0.7%
      500 Fastenal Company                         27,437
      400 Granite Construction, Inc.               11,575
      600 Martin Marietta Materials, Inc.          25,380
      600 USG Corporation                          13,500
                                            -------------
                                                   77,892
                                            -------------

     DIVERSIFIED -- 0.4%
      900 American Standard
             Companies, Inc. +                     44,381
                                            -------------

     DOMESTIC OIL -- 1.2%
      600 Murphy Oil Corporation                   36,262
      800 Noble Affiliates, Inc. +                 36,800
    1,100 Ultramar Diamond Shamrock                33,963
      800 Valero Energy Corporation                29,750
                                            -------------
                                                  136,775
                                            -------------

     DRUGS AND HEALTH CARE -- 8.9%
      700 AmeriSource Health Corporation,
             Class A +                             35,350
      700 Apria Healthcare Group, Inc. +           20,825
      400 Barr Laboratories, Inc. +                29,175
    1,200 Bergen Brunswig Corporation              18,996
      600 Carter Wallace, Inc.                     20,025
      700 COR Therapeutics, Inc. +                 24,631
      800 Covance, Inc. +                           8,600
      500 Express Scripts, Inc., Class A +         51,125
    1,100 Genzyme Surgical Products +              98,931
    2,249 Health Management Associates +           46,667
    1,100 Health Net, Inc.                         28,806
      700 ICN Pharmaceuticals, Inc.                21,481
      600 IDEC Pharmaceuticals
             Corporation +                        113,738
    1,500 Ivax Corporation +                       57,450
      700 Lincare Holdings, Inc. +                 39,944
      900 MiniMed, Inc. +                          37,828
    1,100 Mylan Labs, Inc.                         27,706
      800 Omnicare, Inc.                           17,300
    1,100 Oxford Health Plans, Inc. +              43,450
      500 PacifiCare Health Systems, Inc. +         7,500
      900 Perrigo Company +                         7,453
      600 Quest Diagnostics, Inc. +                85,200
    1,000 Quorum Health Group, Inc. +              15,750
      900 Sepracor, Inc. +                         72,113
       67 Sybron Dental Specialties, Inc. +         1,131
      800 Vertex Pharmaceuticals, Inc. +           57,200
                                            -------------
                                                  988,375
                                            -------------

     ELECTRIC UTILITIES -- 1.3%
      900 ALLETE                                   22,331
      300 Cleco Corporation                        16,425
    1,200 DPL, Inc.                                39,825
      700 DQE, Inc.                                22,925
    1,036 Sierra Pacific Resources                 16,641
      900 Western Resources, Inc.                  22,331
                                            -------------
                                                  140,478
                                            -------------

     ELECTRICAL EQUIPMENT -- 1.8%
      500 AMETEK, Inc.                             12,969
    1,200 Arrow Electronics, Inc. +                34,350
    4,300 Atmel Corporation +                      49,987
      750 Credence Systems Corporation +           17,250
      700 Dentsply International, Inc.             27,388
    1,200 Energizer Holdings, Inc. +               25,650
      800 Hubbell, Inc.                            21,200
      600 Ucar International, Inc. +                5,850
                                            -------------
                                                  194,644
                                            -------------

     ELECTRONICS -- 5.6%
      500 ADTRAN, Inc. +                           10,625
      500 ANTEC Corporation +                       3,953
      800 Avnet, Inc.                              17,200
    1,000 Cirrus Logic, Inc. +                     18,750
    1,500 Cypress Semiconductor
             Corporation +                         29,531



                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRONICS -- (CONTINUED)
      700 Dallas Semiconductor
             Corporation                    $      17,938
      400 DSP Group, Inc. +                         8,419
    1,300 Integrated Device Technology,
             Inc. +                                43,062
      800 International Rectifier
             Corporation +                         24,000
    1,700 Jabil Circuit, Inc. +                    43,137
    1,100 KEMET Corporation +                      16,638
      500 L-3 Communications
             Holding, Inc. +                       38,500
    1,100 Lam Research Corporation +               15,950
    1,300 Lattice Semiconductor
             Corporation +                         23,888
    1,100 Micrel, Inc. +                           37,056
    1,124 Microchip Technology, Inc. +             24,658
      500 MIPS Technologies, Inc.,
             Class B +                             12,742
      500 Plexus Corporation +                     15,195
      600 Sawtek, Inc. +                           27,712
    1,300 SCI Systems, Inc. +                      34,287
      800 Semtech Corporation +                    17,650
    1,000 Sensormatic Electronics
             Corporation +                         20,063
      100 Sequa Corporation +                       3,638
      500 Teleflex, Inc.                           22,094
    1,000 TranSwitch Corporation +                 39,125
    1,000 TriQuint Semiconductor, Inc. +           43,687
    1,277 Vishay Intertechnology, Inc. +           19,315
                                            -------------
                                                  628,813
                                            -------------

     FINANCIAL SERVICES -- 3.6%
      800 American Financial Group, Inc.           21,250
      827 Associated Banc Corporation              25,120
    2,000 Concord EFS, Inc. +                      87,875
    2,900 E*TRADE Group, Inc. +                    21,388
    1,000 Edwards (A.G.), Inc. +                   47,437
      400 Investment Technology
             Group, Inc. +                         16,700
      800 Legg Mason, Inc.                         43,600
      700 Provident Financial Group, Inc.          26,250
      700 SEI Investments Company                  78,400
    1,000 Waddell & Reed Financial, Inc.,
             Class A                               37,625
                                            -------------
                                                  405,645
                                            -------------


     FOOD AND BEVERAGE -- 2.4%
      500 Bob Evans Farms, Inc.                    10,656
      500 Dean Foods Company                       15,344
      800 Dole Food, Inc.                          13,100
      400 Dreyers Grand Ice Cream, Inc.            12,900
      900 Flowers Industries, Inc.                 14,175
    1,300 Hormel Foods Corporation                 24,212
    1,300 IBP, Inc.                                34,775
      900 Interstate Bakeries Corporation          12,656
      400 Lance, Inc.                               5,063
      900 Mccormick & Company, Inc.                32,456
      700 Sensient Technologies
             Corporation +                         15,925
      300 Smucker (J.M.) Company                    8,385
      400 Suiza Foods Corporation +                19,200
    2,100 Tyson Foods, Inc.                        26,775
    1,450 Whitman Corporation                      23,744
                                            -------------
                                                  269,366
                                            -------------

     FOREST PRODUCTS -- 0.2%
      700 Georgia Pacific Corporation              20,956
                                            -------------

     GAS AND PIPELINE UTILITIES -- 1.9%
      700 AGL Resources, Inc.                      15,444
    1,200 American Water Works, Inc.               35,250
    1,100 MCN Corporation Holding
             Company                               30,456
      600 National Fuel Gas Company                37,762
    1,000 Questar Corporation                      30,063
    1,300 SCANA Corporation                        38,431
      600 WGL Holdings, Inc.                       18,263
                                            -------------
                                                  205,669
                                            -------------

     HOME FURNISHINGS AND HOUSEWARES -- 0.1%
      700 Furniture Brands
             International, Inc. +                 14,744
                                            -------------

     HOTELS AND RESTAURANTS -- 1.0%
      900 Brinker International, Inc. +            38,025
      800 CBRL Group, Inc.                         14,550
      400 Lone Star Steakhouse & Saloon             3,850
    1,000 Mandalay Resort Group +                  21,938
      950 Outback Steakhouse, Inc. +               24,581
      300 Papa John's International, Inc. +         6,675
                                            -------------
                                                  109,619
                                            -------------

     HOUSEHOLD PRODUCTS -- 0.6%
      500 Church & Dwight, Inc.                    11,125
    1,200 Dial Corporation                         13,200
      900 Hillenbrand Industries, Inc.             46,350
                                            -------------
                                                   70,675
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     INDUSTRIAL MACHINERY -- 1.7%
      800 Airgas, Inc. +                    $       5,450
      600 Donaldson Company, Inc.                  16,688
      975 Grant Prideco, Inc. +                    21,389
      400 Kaydon Corporation                        9,950
      400 Kennametal, Inc.                         11,650
      500 Nordson Corporation                      12,750
      500 SPX Corporation +                        54,094
      400 Stewart & Stevenson
             Services, Inc.                         9,081
      300 Tecumseh Products Company,
             Class A                               12,581
    1,140 Varco International, Inc. +              24,795
      500 York International Corporation           15,344
                                            -------------
                                                  193,772
                                            -------------

     INSURANCE -- 3.4%
      700 Allmerica Financial Corporation          50,750
        1 American International
             Group, Inc.                               12
      500 Arthur J. Gallagher & Company            31,813
      600 Everest Re Group, Ltd.                   42,975
      600 Horace Mann Educators
             Corporation                           12,825
      700 Leucadia National Corporation            24,806
      800 Ohio Casualty Corporation                 8,000
    1,050 Old Republic International
             Corporation                           33,600
      650 PMI Group, Inc.                          43,997
      900 Protective Life Corporation              29,025
      500 Radian Group, Inc.                       37,531
      600 The MONY Group, Inc.                     29,663
      900 Unitrin, Inc.                            36,562
                                            -------------
                                                  381,559
                                            -------------

     LEISURE TIME -- 1.3%
    1,000 Callaway Golf Company                    18,625
      933 International Game
             Technology +                          44,784
      700 International Speedway
             Corporation, Class A                  26,600
    2,700 Park Place Entertainment
             Corporation +                         32,231
    1,000 Six Flags, Inc. +                        17,188
                                            -------------
                                                  139,428
                                            -------------

     MEDICAL INSTRUMENTS -- 0.8%
    1,300 Apogent Technologies, Inc. +             26,650
      800 Beckman Coulter, Inc.                    33,550
      800 Edwards Lifesciences
             Corporation                           14,200
      900 STERIS Corporation +                     14,512
                                            -------------
                                                   88,912
                                            -------------


     MEDICAL SERVICES -- 0.7%
      700 First Health Group Corporation +         32,594
      500 Trigon Healthcare, Inc. +                38,906
      800 VISX, Inc. +                              8,350
                                            -------------
                                                   79,850
                                            -------------

     METALS -- 0.0% #
      342 Ryerson Tull, Inc.                        2,822
                                            -------------

     MISCELLANEOUS -- 0.2%
      700 Blyth, Inc.                              16,888
      400 Rollins, Inc.                             8,025
                                            -------------
                                                   24,913
                                            -------------

     MOBILE HOMES -- 0.1%
    1,299 Clayton Homes, Inc.                      14,939
                                            -------------

     NEWSPAPERS -- 0.8%
      600 Lee Enterprises, Inc.                    17,888
      300 Media General, Inc.                      10,920
      100 Washington Post Company                  61,687
                                            -------------
                                                   90,495
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.7%
      800 Hon Industries, Inc.                     20,400
    1,000 Miller Herman, Inc.                      28,750
    1,000 Reynolds & Reynolds Company              20,250
      600 Wallace Computer Series, Inc.            10,200
                                            -------------
                                                   79,600
                                            -------------

     OIL AND GAS -- 4.8%
    1,100 BJ Services Company +                    75,762
      700 Cooper Cameron Corporation +             46,244
    1,300 ENSCO International, Inc.                44,281
      500 Flowserve Corporation                    10,688
    1,600 Global Marine, Inc. +                    45,400
      800 Hanover Compressor Company +             35,650
      700 Helmerich & Payne, Inc.                  30,712
    1,100 Lyondell Petrochemical
             Company                               16,844
    1,000 National-Oilwell, Inc.                   38,687
    1,200 Noble Drilling Corporation               52,125
    1,588 Ocean Energy, Inc. +                     27,591
      900 Pioneer Natural Resources
             Company +                             17,719
      700 Smith International, Inc. +              52,194
      975 Weatherford International, Inc.          46,069
                                            -------------
                                                  539,966
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     PAPER -- 0.9%
      700 Bowater, Inc.                     $      39,462
      600 Glatfelter (P.H.) Company                 7,470
      700 Longview Fibre Company                    9,450
      700 Pentair, Inc.                            16,931
      900 Sonoco Products Company                  19,463
      700 Wausau Mosinee Paper
             Corporation                            7,088
                                            -------------
                                                   99,864
                                            -------------

     PUBLISHING -- 1.0%
      900 Harte-Hanks, Inc.                        21,319
      400 Houghton Mifflin Company                 18,550
      900 Readers Digest Association, Inc.,
             Class A (non-voting)                  35,212
      200 Scholastic Corporation +                 17,725
      700 Valassis Communications, Inc. +          22,094
                                            -------------
                                                  114,900
                                            -------------

     RAILROADS AND EQUIPMENT -- 0.5%
      700 GATX Corporation                         34,912
      500 Trinity Industries, Inc.                 12,500
      700 Wisconsin Central Transportation
             Corporation +                         10,544
                                            -------------
                                                   57,956
                                            -------------

     RETAIL -- 2.7%
      900 Abercrombie & Fitch Company +            18,000
      900 Barnes & Noble, Inc. +                   23,850
      900 BJs Wholesale Club, Inc. +               34,537
    1,000 Borders Group, Inc. +                    11,688
    1,100 CDW Computer Centers, Inc. +             30,662
      700 Claire S Stores, Inc.                    12,556
      999 Dollar Tree Stores, Inc. +               24,475
    1,600 Family Dollar Stores, Inc.               34,300
      400 Lands End, Inc. +                        10,048
      700 Neiman Marcus Group, Inc.,
             Class A +                             24,894
      300 Payless Shoesource, Inc. +               21,225
    1,100 Ross Stores, Inc.                        18,563
      600 Ruddick Corporation                       6,863
    1,292 Saks, Inc. +                             12,920
      800 Williams-Sonoma, Inc. +                  16,000
                                            -------------
                                                  300,581
                                            -------------

     SAVINGS AND LOAN -- 1.2%
      700 Astoria Financial Corporation            38,019
    1,000 Dime Bancorp, Inc. +                     29,562
    2,100 Sovereign Bancorp, Inc.                  17,063
    1,000 TCF Financial Corporation                44,562
                                            -------------
                                                  129,206
                                            -------------


     SHIPBUILDING -- 0.2%
      400 Newport News Shipbuilding, Inc.          20,800
                                            -------------

     STEEL -- 0.4%
    1,000 AK Steel Holding Corporation              8,750
      300 Carpenter Technology
             Corporation                           10,500
      600 Precision Castparts Corporation          25,237
                                            -------------
                                                   44,487
                                            -------------

     TELECOMMUNICATIONS -- 1.4%
    1,000 Advanced Fibre
             Communications, Inc. +                18,062
    2,000 Broadwing, Inc.                          45,625
      700 CommScope, Inc. +                        11,594
      800 Price Communications
             Corporation                           13,450
      800 Telephone & Data Systems, Inc.           72,000
                                            -------------
                                                  160,731
                                            -------------

     TIRE AND RUBBER -- 0.4%
      300 Bandag, Inc.                             12,169
      400 Carlisle Companies, Inc.                 17,175
      500 Lancaster Colony Corporation             14,031
                                            -------------
                                                   43,375
                                            -------------

     TOBACCO -- 0.5%
      900 R.J. Reynolds Tobacco
             Holdings, Inc.                        43,875
      400 Universal Corporation                    14,000
                                            -------------
                                                   57,875
                                            -------------

     TRUCKING AND FREIGHT FORWARDING -- 2.1%
      700 Airborne, Inc. +                          6,825
      600 Alexander & Baldwin, Inc.                15,750
      500 Atlas Air, Inc. +                        16,312
    1,100 C.H. Robinson Worldwide, Inc.            34,581
      700 CNF Transportation, Inc.                 23,669
      600 EGL, Inc. +                              14,363
      700 Expeditors International of
             Washington, Inc.                      37,581
      500 Hunt (J.B.) Transport Services,
             Inc.                                   8,406
      500 Overseas Shipholding Group,
             Inc.                                  11,469
      696 Pittston Brinks Group                    13,833
      900 Swift Transportation Co., Inc. +         17,831
      800 Tidewater, Inc.                          35,500
                                            -------------
                                                  236,120
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional MidCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     UTILITIES -- 4.4%
    1,000 Alliant Energy Corporation        $      31,875
      350 Black Hills Corporation                  15,663
    1,075 Conectiv, Inc.                           21,567
    1,100 Energy East Corporation                  21,656
      500 Hawaiian Electric Industries, Inc.       18,594
      500 Idacorp, Inc.                            24,531
    1,100 IPALCO Enterprises                       26,606
      800 Kansas City Power & Light
             Company                               21,950
    1,300 Montana Power Company                    26,975
    1,300 Northeast Utilities                      31,525
      700 NSTAR                                    30,012
    1,000 OGE Energy Corporation                   24,437
    1,000 Potomac Electric Power
             Company                               24,710
      600 Public Service Company Nm                16,088
    1,100 Puget Sound Energy, Inc. +               30,594
    1,200 Teco Energy, Inc.                        38,850
    1,150 Utilicorp United, Inc.                   35,650
      866 Vectren Corporation                      22,191
    1,100 Wisconsin Energy Corporation             24,819
                                            -------------
                                                  488,293
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $10,688,479)                         10,552,896
                                            -------------

PRINCIPAL
AMOUNT
--------------
U.S. TREASURY BILLS -- 1.7%
   (Cost  $195,102)
$ 200,000 5.98% ++, due 05/31/2001 **             195,102
                                            -------------

PRINCIPAL
AMOUNT                                              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.6%
   (Cost  $401,000)
 $401,000 Agreement with State Street Bank
          and Trust Company, 5.950% dated
          12/29/2000, to be repurchased at
          $401,265 on 01/02/2001,
          collateralized by $345,000
          U.S. Treasury Note, 6.875%,
          maturing 01/31/2003
          (value $412,706)                  $     401,000
                                            -------------

OTHER INVESTMENTS***
   (Cost $920,846)                   8.3%         920,846
                                 -------    -------------

TOTAL INVESTMENTS
   (Cost  $12,205,427*)            108.2%      12,069,844
OTHER ASSETS AND
LIABILITIES (NET)                   (8.2)        (914,196)
                                 -------    -------------

NET ASSETS                         100.0%     $11,155,648
                                 =======    =============


---------------
   * Aggregate cost for Federal tax purposes is $12,470,165.
  ** Securities pledged as collateral for futures contracts.
 *** As of December 31, 2000, the market value of the securities on loan is $877,287. Collateral received for securities loaned of $920,846 is invested in State Street Navigatior Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
  ++ Rate represents annualized yield at date of purchase.
   # Amount represents less than 0.1% of net assets.

NUMBER OF                                  UNREALIZED
CONTRACTS                                  DEPRECIATION
---------                                  ------------
FUTURES CONTRACTS-LONG POSITION
     2     S&P Mid Cap 400 Index,
               March 2001                   $     15,420
                                            ============




                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.6%
     ADVERTISING -- 0.5%
    4,460 ADVO, Inc. +                      $     197,912
   14,600 HA-LO Industries, Inc. +                 32,850
    7,000 Penton Media, Inc.                      188,125
                                            -------------
                                                  418,887
                                            -------------

     AEROSPACE AND DEFENSE -- 1.0%
    5,910 AAR Corporation                          74,614
    3,030 Alliant Techsystems, Inc.               202,252
    5,590 BE Aerospace, Inc. +                     89,440
    9,290 Gencorp, Inc.                            89,416
    8,210 Orbital Sciences Corporation +           33,866
    3,740 Scott Technologies, Inc. +               83,683
    6,950 Teledyne Technologies, Inc. +           164,194
                                            -------------
                                                  737,465
                                            -------------

     AGRICULTURAL MACHINERY -- 0.6%
    7,870 AptarGroup, Inc.                        231,181
    8,450 Delta & Pine Land Company               176,922
    2,530 Lindsay Manufacturing
             Company                               57,241
                                            -------------
                                                  465,344
                                            -------------

     AIR TRAVEL -- 0.8%
    4,660 Atlantic Coast Airlines
             Holdings, Inc. +                     190,478
    7,160 Mesa Air Group, Inc. +                   50,120
    3,090 Midwest Express Holdings,
             Inc. +                                45,384
   12,200 SkyWest, Inc.                           350,750
                                            -------------
                                                  636,732
                                            -------------

     APPAREL AND TEXTILES -- 2.2%
    1,860 Angelica Corporation                     17,438
    2,880 Ashworth, Inc. +                         18,720
    5,630 Cone Mills Corporation +                 14,427
    4,530 G & K Services                          127,406
    1,430 Haggar Corporation                       16,445
    6,530 Hartmarx Corporation                     15,509
    2,190 K-Swiss, Inc.                            54,750
    5,220 Kellwood Company                        110,272
    6,940 Nautica Enterprises, Inc. +             105,727
    2,640 Oshkosh B' Gosh, Inc.                    48,840
    1,630 Oxford Industries, Inc.                  24,858
    6,000 Phillips Van Heusen Corporation          78,000
    4,900 Quiksilver, Inc. +                       94,937
    7,000 Russell Corporation                     108,062
    9,170 Stride Rite Corporation                  64,190
    2,570 The Dixie Group, Inc. +                   6,104
    8,720 Timberland Company +                    583,150
    7,000 Wellman, Inc.                            98,875
    9,160 Wolverine World Wide, Inc.              139,690
                                            -------------
                                                1,727,400
                                            -------------


     AUTOMOBILES -- 0.1%
    4,360 Group 1 Automotive, Inc. +               40,875
    2,750 Standard Motor Products, Inc.            20,281
    5,030 Wabash National Corporation              43,384
                                            -------------
                                                  104,540
                                            -------------

     AUTOMOBILE PARTS AND EQUIPMENT-- 1.8%
    5,370 Clarcor, Inc.                           111,092
   11,960 Copart, Inc. +                          257,140
    3,670 Discount Auto Parts, Inc. +              20,185
   16,350 Gentex Corporation +                    304,519
    2,570 Insurance Auto Auctions, Inc. +          30,840
    3,300 Midas, Inc.                              39,394
   11,240 O'Reilly Automotive, Inc. +             300,670
   11,700 Pep Boys-- Manny, Moe &
             Jack                                  42,412
    6,590 Standard Pacific Corporation            154,041
    4,660 TBC Corporation +                        21,261
    7,810 Tenneco Automotive, Inc.                 23,430
    9,880 Tower Automotive, Inc. +                 88,920
                                            -------------
                                                1,393,904
                                            -------------

     BANKING AND FINANCIAL SERVICES -- 7.3%
    5,020 Anchor Bancorp Wisconsin, Inc.           80,320
    9,300 Billing Information Concepts
             Corporation +                         18,600
    5,830 Chittenden Corporation                  176,722
    6,926 Commerce Bancorp, Inc.                  473,565
    9,240 Community First Bankshares,
             Inc.                                 174,405
   11,350 Cullen Frost Bankers, Inc.              474,572
    2,830 Dain Rauscher Corporation               267,966
    5,000 East West Bancorp, Inc.                 124,688
    8,430 Enhance Financial Services
             Group, Inc.                          130,138
    5,770 First BanCorp                           136,316
    9,030 First Midwest Bancorp, Inc.             259,612
    2,500 GBC Bancorp                              95,938
   11,678 Hudson United Bancorp                   244,508
    9,800 Imperial Bancorp                        257,250
    5,370 Jefferies Group, Inc.                   167,812
    5,070 MAF Bancorp, Inc.                       144,178
    6,300 Morgan Keegan, Inc.                     166,950
    6,570 New York Community
             Bancorp, Inc. +                      241,447
    5,771 Provident Bankshares
             Corporation                          120,470
    6,240 Riggs National Corporation               86,970
    9,530 South Financial Group, Inc.             126,273






                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     BANKING AND FINANCIAL SERVICES -- (CONTINUED)
    6,300 Southwest Bancorporation of
             Texas, Inc. +                  $     270,506
    3,450 Southwest Securities Group, Inc.         89,269
    7,800 Staten Island Bancorp, Inc.             166,725
    5,700 Sterling Bancshares, Inc.               112,575
    8,590 Susquehanna Bancshares, Inc.            141,735
   13,545 TrustCo Bank Corporation NY             165,080
    9,140 United Bankshares, Inc.                 194,225
   11,400 Washington Federal, Inc.                324,187
    5,030 Whitney Holding Corporation             182,652
                                            -------------
                                                5,615,654
                                            -------------

     BROADCASTING -- 0.1%
   11,530 General Communication, Inc. +            80,710
                                            -------------

     BUILDING CONSTRUCTION -- 1.1%
    6,120 Apogee Enterprises, Inc.                 32,895
   14,823 D.R. Horton, Inc.                       362,237
    5,150 Hughes Supply, Inc.                      92,391
    1,900 NVR, Inc. +                             234,840
    5,880 Sturm Ruger & Company, Inc.              55,493
   11,520 Washington Group
             International, Inc. +                 94,320
                                            -------------
                                                  872,176
                                            -------------

     BUILDING MATERIALS -- 1.1%
    5,000 ABM Industries, Inc.                    153,125
    2,830 Building Materials Holdings
             Corporation +                         24,055
    1,430 Butler Manufacturing Company             36,197
    3,650 Commonwealth Industries, Inc.            16,425
    4,290 Elcor Chemical Corporation               72,394
    7,200 Fleetwood Enterprises                    75,600
    4,070 Florida Rock Industries, Inc.           159,239
    2,130 Lawson Products, Inc.                    57,909
   12,222 Lennox International, Inc.               94,720
    2,610 Simpson Manufacturing
             Company, Inc. +                      133,110
    4,440 Universal Forest Products, Inc. +        58,830
                                            -------------
                                                  881,604
                                            -------------

     BUSINESS SERVICES -- 4.2%
    4,360 Aaron Rents, Inc.                        61,313
    6,000 Administaff, Inc. +                     163,200
    7,290 Bowne & Company, Inc.                    77,001
    8,080 Central Parking Corporation             161,600
    3,600 CUNO, Inc. +                             96,525
    2,800 Davox Corporation +                      27,300
    6,280 Edgewater Technology, Inc. +             40,820
   10,990 eLoyalty Corporation                     71,092
    3,180 Fair Issac & Company, Inc.              162,180
    4,530 Franklin Covey Company +                 33,975
    5,390 Gymboree Corporation +                   74,786
    2,900 Hall, Kinion & Associates, Inc. +        58,363
    6,250 Harland (John H.) Company                88,281
    4,300 Heidrick & Struggles
             International, Inc. +                180,869
    4,700 Information Holdings, Inc. +            110,156
    6,330 Information Resources, Inc. +            20,968
    7,190 Intervoice, Inc. +                       52,128
    2,730 Kronos, Inc. +                           84,459
    9,120 Labor Ready, Inc. +                      30,210
    4,650 MAXIMUS, Inc. +                         162,459
    5,100 On Assignment, Inc. +                   145,350
    9,280 Paxar Corporation +                      94,540
    5,400 Pegasus Solutions, Inc. +                37,463
   10,510 Profit Recovery Group
             International, Inc. +                 67,001
    3,260 QRS Corporation +                        41,769
    6,770 Remedy Corporation +                    112,128
    8,670 RSA Security, Inc. +                    458,426
   13,640 Spherion Corporation +                  154,302
    6,000 Standard Register Company                85,500
    8,740 Tetra Tech, Inc. +                      278,587
    3,630 URS Corporation +                        53,316
                                            -------------
                                                3,286,067
                                            -------------

     CHEMICALS -- 1.9%
    4,900 Arch Chemicals, Inc.                     86,975
    5,500 Cambrex Corporation                     248,875
    3,230 Chemfirst, Inc.                          71,262
    6,900 Georgia Gulf Corporation                117,731
    6,810 Macdermid, Inc.                         129,390
    5,750 Mississippi Chemical
             Corporation                           18,112
    5,270 Om Group, Inc.                          287,874
    8,690 Omnova Solutions, Inc.                   52,140
    1,640 Penford Corporation                      23,370
   20,700 PolyOne Corporation                     121,612
    1,970 Quaker Chemical                          37,061
    6,140 Scotts Company +                        226,796
    3,430 WD-40 Company                            66,671
                                            -------------
                                                1,487,869
                                            -------------

     COMMERCIAL SERVICES -- 0.5%
    3,500 F.Y.I., Inc. +                          129,062
    4,900 Kroll-O'Gara Company +                   29,400
    3,400 MemberWorks, Inc. +                      72,250
    4,930 Pre-Paid Legal Services, Inc. +         125,715
    3,100 StarTek, Inc. +                          47,663
                                            -------------
                                                  404,090
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     COMMUNICATION EQUIPMENT -- 0.7%
    2,700 Brooktrout, Inc. +                $      25,566
   16,170 DMC Stratex Networks, Inc. +            242,550
    5,740 Proxim, Inc. +                          246,820
    4,800 ViaSat, Inc. +                           63,000
                                            -------------
                                                  577,936
                                            -------------

     COMMUNICATION SERVICES -- 0.5%
    8,300 Adaptive Broadband
             Corporation +                         50,838
   11,310 Aspect Communications
             Corporation +                         91,010
    3,700 Boston Communications
             Group, Inc. +                        103,137
   12,250 Brightpoint, Inc. +                      42,875
    7,900 Pac-West Telecomm, Inc. +                27,156
   11,200 Pinnacle Systems, Inc. +                 82,600
                                            -------------
                                                  397,616
                                            -------------

     COMPUTERS AND BUSINESS EQUIPMENT -- 1.3%
    9,090 American Management
             Systems, Inc. +                      180,096
    9,860 Auspex Systems, Inc. +                   69,020
    6,500 Cymer, Inc. +                           167,273
    3,310 Digi International, Inc. +               20,274
    5,110 Exabyte Corporation +                    17,566
    4,800 Gerber Scientific, Inc.                  41,100
    9,095 Insight Enterprises, Inc. +             163,141
    7,300 International FiberCom, Inc. +           36,044
   20,310 SONICblue, Inc. +                        83,779
    3,530 Standard Microsystems
             Corporation +                         71,482
    3,320 Volt Information Sciences, Inc. +        68,890
    6,580 Xircom, Inc. +                          101,990
                                            -------------
                                                1,020,655
                                            -------------

     COMPUTER HARDWARE, SOFTWARE OR
     SERVICES -- 5.9%
    5,020 Analysts International
             Corporation                           19,139
    6,500 Aspen Technology, Inc. +                216,125
    8,400 Avant! Corporation +                    153,825
    5,570 Avid Technology, Inc. +                 101,740
    6,700 AVT Corporation +                        33,291
    4,620 BARRA, Inc. +                           217,717
    3,400 Bell Microproducts, Inc. +               53,975
    4,120 Black Box Corporation +                 199,047
    2,500 CACI, Inc., Class A +                    57,539
    7,550 Cerner Corporation +                    349,187
   13,050 Ciber, Inc. +                            63,619
    4,550 Computer Task Group, Inc.                17,916
    3,590 Concord Communications, Inc. +           31,413
    3,540 Cyrk, Inc. +                             10,620
    5,200 ePresence, Inc. +                        22,588
    7,260 Factset Research Systems, Inc.          269,128
    7,600 Filenet Corporation +                   207,100
    4,400 Great Plains Software, Inc. +           207,075
   12,700 Harmonic, Inc. +                         72,231
    7,080 HNC Software, Inc.                      210,187
    5,500 Hutchinson Technology, Inc. +            75,625
    7,240 Hyperion Solutions
             Corporation +                        111,768
    5,420 Insituform Technologies, Inc. +         216,122
    5,840 Inter-Tel, Inc.                          44,895
    4,700 Mercury Computer Systems,
             Inc. +                               218,256
    3,850 MICROS Systems, Inc. +                   70,263
    5,500 NYFIX, Inc. +                           133,031
    4,100 PC-Tel, Inc. +                           44,075
    5,800 Phoenix Technologies Ltd. +              78,209
    7,780 Progress Software Corporation +         112,324
    4,800 Project Software & Development,
             Inc. +                                51,525
    6,100 Radiant Systems, Inc. +                 125,050
    3,800 RadiSys Corporation +                    98,325
    5,600 Rainbow Technologies, Inc. +             88,550
   13,600 Read Rite Corporation +                  54,825
    6,500 SAGA SYSTEMS, Inc. +                     74,344
    3,300 SCM Microsystems, Inc. +                108,900
    2,200 SPSS, Inc. +                             48,538
    7,200 Systems & Computer Technology
             Corporation +                         88,650
    7,270 Verity, Inc. +                          174,934
    6,800 Visual Networks, Inc. +                  22,100
    3,620 ZixIt Corporation +                      31,675
                                            -------------
                                                4,585,446
                                            -------------

     CONGLOMERATES -- 0.2%
    4,930 Triarc Companies, Inc. +                119,552
                                            -------------

     CONSTRUCTION AND MINING EQUIPMENT -- 0.4%
    4,170 CDI Corporation +                        60,986
    4,860 Kaman Corporation                        82,013
    3,120 Material Sciences Corporation +          23,985
    4,650 Regal Beloit Corporation                 79,329
    5,080 Valmont Industries, Inc.                 93,345
                                            -------------
                                                  339,658
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     CONTRACT SALES AND RESEARCH
     ORGANIZATIONS -- 0.4%
    5,500 Pharmaceutical Product
             Development, Inc. +            $     273,281
                                            -------------

     DIVERSIFIED INDUSTRIAL -- 0.9%
    3,800 Esterline Technologies
             Corporation +                         99,750
   10,701 Friede Goldman Halter, Inc. +            38,122
    6,520 Griffon Corporation +                    51,345
    9,280 JLG Industries, Inc.                     98,600
    6,720 Roper Industries, Inc.                  222,180
    2,830 SPS Technologies, Inc. +                155,120
                                            -------------
                                                  665,117
                                            -------------

     DRUGS AND HEALTH CARE -- 9.5%
    3,700 Accredo Health, Inc. +                  185,694
   10,650 Alliance Pharmaceutical
             Corporation +                         91,856
    8,840 Alpharma, Inc.                          387,855
    4,900 ArthroCare Corp. +                       95,550
   12,020 Bio Technology General
             Corporation +                         84,891
    9,140 Cephalon, Inc. +                        578,676
    2,230 Chemed Corporation                       74,984
    3,180 Cooper Companies, Inc.                  126,803
   13,080 Coventry Health Care, Inc. +            349,072
    4,050 CryoLife, Inc. +                        122,513
    5,970 Cygnus, Inc. +                           29,104
    5,600 Enzo Biochem, Inc. +                    139,300
    7,290 Idexx Laboratories, Inc.                160,380
    6,600 Immune Response Corporation +            17,325
    3,400 IMPATH, Inc. +                          226,100
    6,650 Invacare Corporation                    227,762
    6,640 Medicis Pharmaceutical
             Corporation +                        392,590
    5,080 Mentor Corporation                       99,060
    3,600 MGI Pharma, Inc. +                       59,400
    3,610 Natures Sunshine Products, Inc.          24,593
   15,100 NBTY, Inc. +                             71,725
    4,870 Noven Pharmaceuticals, Inc. +           182,016
    7,630 Organogenesis, Inc. +                    68,594
   10,740 Orthodontic Centers America,
             Inc. +                               335,625
    3,090 Osteotech, Inc. +                        14,678
    7,320 Owens & Minor, Inc.                     129,930
    5,410 PAREXEL International
             Corporation +                         58,496
   14,820 Patterson Dental Company +              502,027
    3,530 Pediatrix Medical Group, Inc. +          84,941
    9,880 Prime Hospitality Corporation +         114,855
    6,800 Province Healthcare Company +           267,750
    8,060 Regeneron Pharmaceuticals,
             Inc. +                               284,241
   10,190 Renal Care Group, Inc. +                279,429
    6,530 Respironics, Inc. +                     186,105
    5,980 Sierra Health Services, Inc. +           22,724
    2,090 Spacelabs, Inc. +                        27,170
    7,700 Sybron Dental Specialties, Inc. +       129,938
    5,300 Syncor International
             Corporation +                        192,787
    4,670 Ultratech Stepper, Inc. +               120,836
    6,570 Universal Health Services, Inc. +       734,197
    2,720 Vital Signs, Inc.                        87,380
                                            -------------
                                                7,368,952
                                            -------------

     ELECTRIC UTILITIES -- 1.5%
   10,400 Avista Corporation                      213,200
    1,640 Bangor Hydro Electric Company            42,128
    2,570 Central Vermont Public Service           31,322
    3,680 CH Energy Group, Inc.                   164,680
    1,270 Green Mountain Power
             Corporation                           15,875
    5,040 NorthWestern Corporation                116,550
    7,600 RGS Energy Group, Inc.                  246,525
    3,190 UIL Holdings Corporation                158,702
    7,100 UniSource Energy Corporation            133,569
                                            -------------
                                                1,122,551
                                            -------------

     ELECTRICAL EQUIPMENT -- 4.1%
    6,900 Advanced Energy Industries,
             Inc. +                               155,250
    8,250 Anixter International, Inc. +           178,406
    2,600 AstroPower, Inc. +                       81,575
    5,000 Aware, Inc.                              88,750
   21,200 Axcelis Technologies, Inc. +            188,150
    7,360 Baldor Electric Company                 155,480
    4,090 Barnes Group, Inc.                       81,289
    2,300 Bel Fuse, Inc.                           78,200
    5,380 Belden, Inc.                            136,518
    4,260 Benchmark Electronics, Inc. +            96,116
    5,780 C&D Technologies, Inc.                  249,624
   10,910 C-Cube Microsystems, Inc. +             134,329
    9,595 Cable Design Technologies
             Corporation +                        161,316
    5,970 Coherent, Inc. +                        194,025
    9,000 Foster Wheeler Corporation               47,250
    4,910 Helix Technology Corporation            116,229



                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     ELECTRICAL EQUIPMENT -- (CONTINUED)
    3,392 Intermagnetics General
             Corporation                    $      56,816
    6,330 Kent Electrical Corporation +           104,445
    4,900 MagneTek, Inc.                           63,700
    3,495 Park Electrochemical
             Corporation                          107,253
    2,700 Supertex, Inc. +                         53,367
    5,165 Symmetricom, Inc. +                      50,359
    7,320 Technitrol, Inc.                        301,035
    3,340 Thomas Industries, Inc.                  77,655
    7,000 Varian Semiconductor Equipment
             Associates, Inc.                     166,250
    5,860 Watsco, Inc.                             67,507
                                            -------------
                                                3,190,894
                                            -------------

     ELECTRONICS -- 7.0%
    5,300 Actel Corporation +                     128,194
   12,650 Aeroflex, Inc. +                        364,676
    9,100 Alliance Semiconductor
             Corporation +                        102,944
    9,430 Alpha Industries, Inc. +                348,910
    2,840 Analogic Corporation                    126,557
    8,570 APW Ltd.                                289,237
    8,410 Artesyn Technologies, Inc. +            133,509
    5,000 Audiovox Corporation +                   45,000
    4,800 AXT, Inc. +                             158,700
    6,000 BMC Industries, Inc.                     29,250
    7,320 C Cor Electronics, Inc. +                71,141
    6,620 Checkpoint Systems, Inc. +               49,236
    4,500 Cohu, Inc.                               62,719
    6,110 CTS Corporation                         222,633
    4,810 Dionex Corporation +                    165,945
    3,800 DuPont Photomasks, Inc. +               200,806
    5,900 Electro Scientific Industries,
             Inc. +                               165,200
    4,600 Electroglas, Inc. +                      70,437
    9,700 ESS Technology, Inc. +                   49,713
    8,280 General Semiconductor, Inc. +            51,750
   11,230 Input/Output, Inc. +                    114,406
    3,410 Itron, Inc. +                            12,361
    3,500 Keithley Instruments, Inc.              150,719
   13,900 Kopin Corporation +                     153,769
   10,700 Kulicke & Soffa Industries,
             Inc. +                               120,375
    3,600 Meade Instruments Corporation +          23,625
    7,830 Methode Electrics, Inc.                 179,601
    4,760 Network Equipment
             Technologies +                        30,643
   17,690 P-COM, Inc. +                            54,176
    5,500 Pericom Semiconductor
             Corporation +                        101,750
    2,600 Photon Dynamics, Inc. +                  58,500
    6,470 Photronic, Inc. +                       151,641
    6,090 Pioneer-Standard Electronics,
             Inc.                                  66,990
    7,700 Robotic Vision Systems, Inc. +           21,175
    3,300 Rogers Corporation +                    135,506
    7,430 Silicon Valley Group, Inc. +            213,612
    7,640 SLI, Inc.                                49,183
    4,000 TelCom Semiconductor, Inc. +             45,500
    4,709 Three-Five Systems, Inc. +               84,762
    4,540 Titan International, Inc.                19,295
    5,120 Trimble Navigation Ltd. +               122,880
    8,920 Valence Technology, Inc. +               83,067
    9,270 Vicor Corporation +                     281,576
    6,960 Zebra Technologies
             Corporation +                        283,946
                                            -------------
                                                5,395,615
                                            -------------

     ENTERTAINMENT -- 0.4%
    2,700 4Kids Entertainment, Inc. +              24,131
    3,120 Anchor Gaming +                         121,680
    8,330 Midway Games, Inc. +                     59,143
    5,850 Pinnacle Entertainment, Inc. +           78,975
                                            -------------
                                                  283,929
                                            -------------

     FOOD AND BEVERAGE -- 2.6%
    2,130 Agribrands International, Inc. +        113,955
    4,200 American Italian Pasta
             Company +                            112,613
    1,960 Coca-Cola Bottling Company               74,235
    4,030 Constellation Brands, Inc. +            236,763
    7,700 Corn Products International, Inc.       223,781
    9,320 Earthgrains Company                     172,420
    7,300 Hain Celestial Group, Inc. +            237,250
    4,100 International Multifoods
             Corporation                           83,281
    3,550 Ionics, Inc. +                          100,731
    1,870 J&J Snack Foods Corporation +            31,439
    2,800 Morrison Management
             Specialists, Inc.                     97,748
    2,490 Nash Finch Company                       29,102
    6,530 Ralcorp Holdings, Inc. +                106,929
   11,990 Smithfield Foods, Inc. +                364,496
                                            -------------
                                                1,984,743
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     FOOD DISTRIBUTION -- 0.5%
    4,020 Michael Foods, Inc.               $     121,103
    3,070 Performance Food Group
             Company +                            157,385
    4,040 United Natural Foods, Inc. +             71,205
                                            -------------
                                                  349,693
                                            -------------

     FOREST PRODUCTS -- 0.1%
    2,600 Deltic Timber Corporation                62,075
                                            -------------

     HEALTH MANAGEMENT SYSTEMS -- 0.6%
   10,800 Mid Atlantic Medical
             Services, Inc. +                     213,975
    7,260 National Data Corporation               265,897
                                            -------------
                                                  479,872
                                            -------------

     HOMEBUILDERS -- 0.8%
   10,350 Champion Enterprises, Inc. +             28,463
    4,610 M.D.C. Holdings, Inc.                   151,899
    2,910 Ryland Group, Inc.                      118,583
    7,980 Toll Brothers, Inc. +                   326,182
                                            -------------
                                                  625,127
                                            -------------

     HOTELS AND RESTAURANTS -- 2.5%
    5,550 Applebee's International, Inc.          174,478
    8,700 Aztar Corporation +                     112,556
    5,990 CEC Entertainment, Inc. +               204,409
    6,830 Cheesecake Factory +                    262,101
    6,437 Consolidated Products, Inc.              44,254
    4,410 IHOP Corporation +                       95,642
    8,440 Jack in the Box, Inc. +                 248,453
    4,730 Landry's Seafood Restaurants,
             Inc.                                  47,004
    4,910 Luby's Cafeterias, Inc.                  29,460
    6,400 Marcus Corporation                       88,800
    2,300 P. F. Chang's China Bistro, Inc. +       72,306
    2,920 Panera Bread Company +                   66,613
    4,400 Rare Hospitality International,
             Inc. +                                98,175
   13,580 Ruby Tuesday, Inc.                      207,095
    6,990 Ryans Family Steak Houses,
             Inc. +                                65,968
    5,790 Sonic Corporation +                     134,980
                                            -------------
                                                1,952,294
                                            -------------

     HOUSEHOLD APPLIANCES AND HOME
     FURNISHINGS -- 1.7%
    5,100 Applica, Inc. +                          24,863
    2,630 Bassett Furniture Industries, Inc.       29,587
    8,650 Ethan Allen Interiors, Inc.             289,775
    7,350 Fedders USA, Inc.                        33,994
    7,040 Harman International
             Industries, Inc.                     256,960
   11,240 Interface, Inc.                          97,647
   13,200 La-Z-Boy, Inc.                          207,900
    3,360 Libbey, Inc.                            102,060
    1,540 National Presto Industries, Inc.         47,259
    3,140 Royal Appliance Manufacturing
             Company +                             12,560
    2,700 Salton, Inc. +                           55,856
    3,900 Springs Industries, Inc.                126,506
                                            -------------
                                                1,284,967
                                            -------------

     INDUSTRIAL MACHINERY -- 2.0%
    5,140 A.O. Smith Corporation                   87,701
    9,550 Cognex Corporation +                    211,294
    3,290 Flow International Corporation +         36,190
    3,410 Gardner Denver, Inc. +                   72,633
    4,420 Graco, Inc.                             182,877
    6,590 IDEX Corporation +                      218,294
    5,450 Manitowoc, Inc.                         158,050
    7,400 Milacron, Inc.                          118,862
    3,700 Oshkosh Truck Corporation               162,800
    2,380 Robbins & Myers, Inc.                    57,418
    6,580 SpeedFam-IPEC, Inc. +                    39,891
    2,740 Standex International
             Corporation                           56,513
    5,770 Watts Industries, Inc.                   80,059
    4,660 X-Rite, Inc.                             36,406
                                            -------------
                                                1,518,988
                                            -------------

     INSURANCE -- 2.9%
    4,438 Delphi Financial Group, Inc.            170,863
    2,850 E.W. Blanch Holdings, Inc.               49,697
   15,030 Fidelity National Financial, Inc.       555,171
   14,030 First American Financial
             Corporation                          461,236
   15,420 Fremont General Corporation              43,369
    2,950 Hilb, Rogal and Hamilton
             Company                              117,631
    3,000 LandAmerica Financial
             Group, Inc.                          121,312
    9,050 Mutual Risk Management Ltd.             137,447
    2,200 RLI Corporation                          98,312
    2,100 SCPIE Holdings, Inc.                     49,613
    5,520 Selective Insurance Group, Inc.         133,860
    8,100 Trenwick Group Ltd.                     200,981
    3,800 Zenith National Insurance
             Corporation                          111,625
                                            -------------
                                                2,251,117
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     INVESTMENT COMPANIES -- 1.3%
   15,480 Eaton Vance Corporation           $     499,230
   10,110 Raymond James Financial, Inc.           352,586
    5,300 Tucker Anthony Sutro
             Corporation                          130,181
                                            -------------
                                                  981,997
                                            -------------

     LEISURE TIME -- 0.5%
    3,590 Action Performance
             Companies, Inc. +                      8,526
    3,970 K2, Inc. +                               31,760
    3,750 SCP Pool Corporation +                  112,734
    4,450 THQ, Inc. +                             108,469
    6,900 WMS Industries, Inc. +                  138,863
                                            -------------
                                                  400,352
                                            -------------

     MACHINERY -- 0.2%
    4,360 Applied Industrial Technologies,
             Inc.                                  89,652
    4,270 Astec Industries, Inc. +                 56,311
                                            -------------
                                                  145,963
                                            -------------

     MACHINERY -- TOOLS -- 0.1%
    2,840 Toro Company                            104,192
                                            -------------

     MEDICAL INSTRUMENTS AND SUPPLIES -- 3.0%
    7,760 Bindley Western Industries, Inc.        322,525
    3,400 CONMED Corporation +                     58,225
    3,220 Datascope Corporation                   110,285
    3,070 Diagnostic Products Corporation         167,699
    3,420 Hologic, Inc. +                          18,169
    2,900 PolyMedica Corporation +                 96,787
    9,980 Priority Healthcare Corporation +       407,308
    6,800 ResMed, Inc. +                          271,150
    5,200 Sola International, Inc. +               21,450
    9,100 Techne Corporation +                    328,169
    6,490 Theragenics Corporation +                32,450
    6,930 Varian Medical Systems, Inc. +          470,807
                                            -------------
                                                2,305,024
                                            -------------

     MEDICAL SERVICES -- 1.1%
    6,530 Advance Paradigm, Inc. +                297,115
   14,110 Advanced Tissue Sciences, Inc.           42,771
    1,710 Curative Health Services, Inc. +          9,512
    8,760 Dendrite International, Inc. +          196,005
   14,520 Hooper Holmes, Inc.                     160,591
   20,140 US Oncology, Inc. +                     127,134
                                            -------------
                                                  833,128
                                            -------------
     MINING -- 0.9%
    3,660 Brush Wellman, Inc.                      73,886
    2,300 Cleveland-Cliffs, Inc.                   49,594
   16,600 Massey Energy Company                   211,650
    8,520 Stillwater Mining Company +             335,262
                                            -------------
                                                  670,392
                                            -------------

     MOBILE HOMES -- 0.4%
    3,380 Coachmen Industries, Inc.                35,490
    4,160 Monaco Coach Corporation +               73,580
    1,870 Skyline Corporation                      35,413
    2,620 Thor Industries, Inc.                    51,745
    4,700 Winnebago Industries, Inc.               82,544
                                            -------------
                                                  278,772
                                            -------------

     NON-FERROUS METALS -- 0.2%
    2,900 Commercial Metals Company                64,525
    3,370 Imco Recycling, Inc.                     17,903
    4,540 RTI International Metals, Inc. +         64,979
    2,660 Wolverine Tube, Inc. +                   31,893
                                            -------------
                                                  179,300
                                            -------------

     OFFICE FURNISHINGS AND SUPPLIES -- 0.5%
    3,770 A.T. Cross Company                       16,729
    1,290 Nashua Corporation                        5,728
    2,890 New England Business
             Service, Inc.                         52,742
    7,500 United Stationers, Inc. +               180,000
    5,020 W.H. Brady Company                      169,739
                                            -------------
                                                  424,938
                                            -------------

     OIL AND GAS -- 8.5%
    8,350 Atmos Energy Corporation                203,531
    7,310 Barrett Resources Corporation +         415,299
    6,400 Cabot Oil & Gas Corporation             199,600
    2,450 Cascade Natural Gas Corporation          46,091
   15,540 Cross Timbers Oil Company               431,235
    6,600 Energen Corporation                     212,437
    3,960 HS Resources, Inc. +                    167,805
    4,200 Laclede Gas Company                      98,175
    9,500 Louis Dreyfus Natural Gas
             Corporation +                        435,219
    3,920 New Jersey Resources
             Corporation                          169,540
    9,370 Newfield Exploration
             Company +                            444,489
    5,510 Northwest Natural Gas Company           146,015
    3,900 Nuevo Energy Company +                   67,519




                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     OIL AND GAS -- (CONTINUED)
    2,900 NUI Corporation                   $      93,344
    5,010 Oceaneering International, Inc. +        97,382
    4,500 Patina Oil & Gas Corporation            108,000
   11,712 Philadelphia Suburban
             Corporation                          286,944
    6,950 Piedmont Natural Gas, Inc.              265,403
    3,890 Plains Resources, Inc. +                 82,176
    8,920 Pogo Producing Company                  277,635
   14,760 Pride International, Inc. +             363,465
    4,760 Remington Oil & Gas
             Corporation +                         61,880
    5,390 Seitel, Inc. +                           99,378
   11,185 Southern Union Company                  296,402
    6,940 Southwest Gas Corporation               151,813
    5,500 Southwestern Energy Company              57,063
    4,920 St. Mary Land & Exploration
             Company                              163,898
    4,040 Stone Energy Corporation +              260,782
    4,700 Swift Energy Company +                  176,838
    8,300 Tom Brown, Inc. +                       272,862
    6,000 UGI Corporation                         151,875
   13,810 Vintage Petroleum, Inc.                 296,915
                                            -------------
                                                6,601,010
                                            -------------

     OIL EQUIPMENT AND SERVICES -- 1.1%
    3,000 Atwood Oceanics, Inc. +                 131,430
    7,100 Cal Dive International, Inc. +          189,037
    3,800 Dril-Quip, Inc. +                       129,913
    3,715 SEACOR SMIT, Inc. +                     195,502
    6,650 Veritas DGC Inc. +                      214,795
                                            -------------
                                                  860,677
                                            -------------

     PAPER -- 0.4%
    7,630 Buckeye Technologies, Inc. +            107,297
    5,810 Caraustar Industries, Inc.               54,469
    3,300 Chesapeake Corporation                   67,856
    3,440 Lydall, Inc. +                           29,885
    3,010 Pope & Talbot, Inc.                      50,605
                                            -------------
                                                  310,112
                                            -------------

     PHOTOGRAPHY -- 0.1%
    1,710 CPI Corporation                          34,200
    3,300 Innovex, Inc.                            22,275
    9,900 Polaroid Corporation                     57,544
                                            -------------
                                                  114,019
                                            -------------

     PLASTICS -- 0.2%
    8,400 Tredegar Industries, Inc.               146,475
                                            -------------


     POLLUTION CONTROL -- 0.1%
    2,960 Tetra Technologies, Inc. +               45,880
                                            -------------

     PUBLISHING -- 0.1%
    2,840 Consolidated Graphics, Inc. +            33,903
    3,190 Nelson Thomas, Inc.                      22,330
                                            -------------
                                                   56,233
                                            -------------

     RECREATION -- 0.5%
    5,240 Arctic Cat, Inc.                         60,915
    2,220 Huffy Corporation                        14,430
    5,210 Polaris Industries, Inc.                207,097
    4,340 Russ Berrie & Company, Inc.              91,683
                                            -------------
                                                  374,125
                                            -------------

     RETAIL -- 4.5%
    7,566 99 Cents Only Stores +                  207,119
    6,360 AnnTaylor Stores Corporation +          158,603
    3,940 Brown Shoe Company, Inc.                 51,220
    9,700 Burlington Coat Factory
             Warehouse Corporation                183,694
    5,630 Cash America International, Inc.         24,631
    5,470 Cato Corporation                         75,213
    3,800 Chico's FAS, Inc. +                      79,325
    4,630 Cost Plus, Inc. +                       136,006
    1,290 Damark International, Inc. +              7,659
    2,900 Department 56, Inc. +                    33,350
    2,970 Enesco Group, Inc.                       13,922
    2,800 Factory 2-U Stores, Inc. +               92,750
    4,270 Footstar, Inc. +                        211,365
    6,690 Fossil, Inc. +                           96,900
    4,700 Genesco, Inc. +                         114,856
    7,140 Goody's Family Clothing, Inc. +          32,130
    2,730 Gottschalks, Inc. +                      11,261
    3,780 Hancock Fabrics, Inc.                    12,994
    3,080 J. Baker, Inc.                           13,860
    3,940 Jo-Ann Stores, Inc. +                    25,856
    1,880 Lillian Vernon Corporation               13,160
    8,790 Linens 'N Things, Inc. +                242,824
    4,290 Mayor's Jewelers, Inc. +                 12,334
    7,960 Michaels Stores, Inc. +                 210,940
    7,040 Pacific Sunwear of California +         180,400
   21,190 Pier 1 Imports, Inc.                    218,522
    8,960 Regis Corporation                       129,920
    3,800 School Specialty, Inc. +                 76,238
    6,300 Shopko Stores, Inc. +                    31,500
    9,300 Stein Mart, Inc. +                      108,113
    3,910 The Dress Barn +                        113,390
    9,190 The Men's Wearhouse, Inc. +             250,427
    3,070 The Wet Seal, Inc. +                     63,127
    2,400 Ultimate Electronics, Inc. +             52,650
    7,670 Zale Corporation +                      222,909
                                            -------------
                                                3,509,168
                                            -------------


                        See Notes to Financial Statements

               Munder Institutional S&P SmallCap Index Equity Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
     RETAIL GROCERY -- 0.9%
   10,920 Casey's General Stores, Inc.      $     163,118
    8,660 Fleming Companies, Inc.                 102,296
    8,400 Great Atlantic & Pacific Tea
             Company, Inc.                         58,800
    5,760 Whole Foods Market, Inc. +              352,080
                                            -------------
                                                  676,294
                                            -------------

     SAVINGS AND LOAN -- 1.3%
    8,650 Centura Banks, Inc.                     417,362
   11,940 Commercial Federal Corporation          232,084
    6,230 Downey Financial Corporation            342,650
                                            -------------
                                                  992,096
                                            -------------

     STEEL -- 1.5%
    1,870 Amcast Industrial Corporation            18,583
    3,080 Castle A M Company                       30,800
    5,620 Intermet Corporation                     20,372
    7,340 Mueller Industries, Inc. +              196,804
    2,990 Quanex Corporation                       60,174
    5,520 Reliance Steel & Aluminum
          Company                                 136,620
    8,900 Shaw Group, Inc. +                      445,000
   10,000 Steel Dynamics, Inc. +                  110,000
    2,360 Steel Technologies, Inc.                 12,980
    4,650 Texas Industries, Inc.                  139,500
                                            -------------
                                                1,170,833
                                            -------------

     TELECOMMUNICATIONS -- 0.1%
    6,110 Allen Group, Inc. +                     109,598
                                            -------------

     TIRE AND RUBBER -- 0.1%
    4,725 Myers Industries, Inc.                   68,513
                                            -------------

     TOBACCO -- 0.2%
    9,790 Dimon, Inc.                              53,845
    3,340 Schweitzer-Mauduit
             International, Inc.                   63,961
                                            -------------
                                                  117,806
                                            -------------

     TOYS -- 0.0% #
    4,000 JAKKS Pacific, Inc. +                    36,500
                                            -------------

     TRUCKING AND FREIGHT FORWARDING -- 2.0%
    4,400 Arkansas Best Corporation                80,575
    5,400 Arnold Industries, Inc.                  97,200
    4,700 Forward Air Corporation +               175,369
    8,070 Fritz Companies, Inc. +                  48,924
    5,610 Heartland Express, Inc. +               127,978
    5,290 Kirby Corporation +                     111,090
    1,810 Landstar Systems, Inc. +                100,342
    2,420 M.S. Carriers, Inc. +                    79,255
    4,660 Offshore Logistics, Inc. +              100,408
    4,200 Roadway Express, Inc.                    88,988
   12,710 Rollins Truck Leasing
             Corporation                          101,680
    5,670 US Freightways Corporation              170,543
   10,310 Werner Enterprises, Inc.                175,270
    5,200 Yellow Corporation +                    105,869
                                            -------------
                                                1,563,491
                                            -------------

     UTILITIES -- WATER -- 0.1%
    2,170 American States Water Company            80,019
                                            -------------

TOTAL COMMON STOCKS
   (Cost  $75,910,046)                         77,119,427
                                            -------------

PRINCIPAL
AMOUNT
--------------
REPURCHASE AGREEMENT -- 0.3%
   (Cost  $246,000)
 $246,000 Agreement with State Street Bank
          and Trust Company, 5.950% dated
          12/29/2000, to be repurchased at
          $246,162 on 01/02/2001,
          collateralized by $245,000
          U.S. Treasury Note, 5.875%,
          maturing 11/15/2004
          (value $252,656)                        246,000
                                            -------------

OTHER INVESTMENTS**
   (Cost $16,911,098)               21.8%      16,911,098
                                 -------    -------------

TOTAL INVESTMENTS
   (Cost  $93,067,144*)            121.7%      94,276,525
OTHER ASSETS AND
LIABILITIES (NET)                  (21.7)     (16,832,549)
                                 -------    -------------

NET ASSETS                       100.0%     $  77,443,976
                                 =====      =============

---------------
   * Aggregate cost for Federal tax purposes is $95,187,212.
  ** As of December 31, 2000, the market value of the securities on loan is $15,920,951. Collateral received for securities loaned includes $14,660 invested in U.S. government securities and the remaining $16,896,438 invested in State Street Navigator Securities Lending Trust-Prime Portfolio.
   + Non-income producing security.
   # Amount represents less than 0.1% of net assets.





                        See Notes to Financial Statements

               Munder Institutional Short Term Treasury Fund
                      Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 97.6%
     U.S. TREASURY NOTES -- 97.6%
      $1,500,000     4.500% due 01/31/2001                                                             $      1,498,359
       3,300,000     5.000% due 04/30/2001                                                                    3,291,271
       2,700,000     6.625% due 07/31/2001                                                                    2,714,445
       2,800,000     6.250% due 10/31/2001                                                                    2,814,720
       4,000,000     6.125% due 12/31/2001                                                                    4,024,156
       3,200,000     6.250% due 02/28/2002                                                                    3,229,181
       2,500,000     6.625% due 03/31/2002                                                                    2,536,092
       4,000,000     6.500% due 05/31/2002                                                                    4,060,627
       3,700,000     6.250% due 06/30/2002                                                                    3,749,040
       2,700,000     6.250% due 08/31/2002                                                                    2,741,380
       4,000,000     5.750% due 11/30/2002                                                                    4,039,048
       2,500,000     5.625% due 12/31/2002                                                                    2,521,948
       2,450,000     5.500% due 01/31/2003                                                                    2,467,227
       3,000,000     6.250% due 02/15/2003                                                                    3,064,185
       1,400,000     5.500% due 02/28/2003                                                                    1,409,996
         700,000     5.750% due 04/30/2003                                                                      709,037
                                                                                                       ----------------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $44,293,837)                                                                                        44,870,712
                                                                                                       ----------------


REPURCHASE AGREEMENT -- 0.5%
   (Cost $232,597)
         232,597     Agreement with Lehman Brothers Holdings, Inc., 5.800%
                     dated 12/29/2000, to be repurchased at $232,747 on 01/02/2001, collateralized by $215,000 U.S. Treasury Bond, 6.250%
                     maturing 05/15/2030 (value $242,031)                                                       232,597
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $44,526,434*)                                                 98.1%                  45,103,309
OTHER ASSETS AND LIABILITIES (NET)                                                     1.9                      864,949
                                                                                    ------             ----------------

NET ASSETS                                                                           100.0%            $     45,968,258
                                                                                    ======             ================


---------------------
   * Aggregate cost for Federal tax purposes.













                        See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, December 31, 2000

              ------------------------------------------------------------------

     PRINCIPAL                                                            RATING (UNAUDITED)
                                                                      -------------------------
      AMOUNT                                                          S&P               MOODY'S           VALUE
-------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 12.9%
      $5,000,000     Bayerische Hypo-Und Vereinsbank AG
                        6.710% due 02/13/2001+                         A1/A+            P1/Aa3         $      4,999,776
       5,000,000     Canadian Imperial Commerce Bank
                        7.030% due 06/21/2001                          A1+/AA-          P1/Aa3                5,000,000
       5,000,000     Deutsche Bank AG
                        6.710% due 03/19/2001+                         A1+/AA           P1/Aa3                4,999,600
       5,000,000     UBS AG
                        6.890% due 08/20/2001                          A-1+/AA+         P1/Aa1                4,999,101
                                                                                                       ----------------

TOTAL CERTIFICATE OF DEPOSIT
   (Cost $19,998,477)                                                                                        19,998,477
                                                                                                       ----------------

COMMERCIAL PAPER -- 57.7%
       5,000,000     Asset Securitization Cooperative Corporation
                        6.530% due 01/11/2001                          A-1+/NR          P1/NR                 4,990,931
       5,000,000     Centric Capital Corporation
                        6.650% due 01/04/2001                          A1+/NR           P1/NR                 4,997,229
       5,000,000     Corporate Receivables Corporation
                        6.530% due 01/12/2001                          A-1+/NR          P1/NR                 4,990,024
       5,000,000     CXC, Inc.
                        6.550% due 01/05/2001                          A-1+/NR          P1/NR                 4,996,361
       5,000,000     Enterprise Funding Corporation
                        6.580% due 01/26/2001                          A1+/NR           P1/NR                 4,977,153
       5,000,000     Falcon Asset Securitization Corporation
                        6.580% due 01/10/2001                          A-1/NR           P1/NR                 4,991,775
       5,000,000     Gannett, Inc.
                        6.500% due 02/09/2001                          A-1/A            P1/A1                 4,964,792
       5,000,000     Golden Funding Corporation
                        6.460% due 04/05/2001                          A1/NR            P1/NR                 4,915,661
       5,000,000     Lexington Parker Capital Corporation
                        6.400% due 03/02/2001++                        A1/NR            NR/NR                 4,946,667
       5,000,000     Liberty Street Funding Corporation
                        6.630% due 01/04/2001                          A1/NR            P1/NR                 4,997,237
       5,000,000     Moat Funding LLC
                        6.510% due 02/27/2001                          A-1+/NR          P1/NR                 4,948,462
       5,000,000     National Rural Utilities Cooperative Finance
                        6.500% due 01/19/2001                          A-1+/AA-         P1/A1                 4,983,750
       5,000,000     New Center Asset Trust
                        6.630% due 01/02/2001                          A1+/P1           NR/NR                 4,999,079
       5,000,000     Park Avenue Receivables Corporation
                        6.600% due 01/10/2001                          A-1/NR           P1/NR                 4,991,750
       5,000,000     Receivables Capital Corporation
                        6.520% due 02/09/2001                          A-1+/NR          P1/NR                 4,964,683
       5,000,000     Sheffield Receivables Corporation
                        6.630% due 01/22/2001                          A1+/NR           P1/NR                 4,980,663
       5,000,000     Sigma Finance, Inc.
                        6.530% due 01/24/2001                          A-1+/AAA         P1/Aaa                4,979,140
       5,000,000     Transamerica Finance Corporation
                        6.560% due 01/17/2001                                                                 4,985,422
                                                                                                       ----------------

TOTAL COMMERCIAL PAPER
   (Cost $89,600,779)                                                                                        89,600,779
                                                                                                       ----------------


                        See Notes to Financial Statements

               Munder Institutional Money Market Fund
                      Portfolio of Investments, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

     PRINCIPAL                                                            RATING (UNAUDITED)
                                                                      -------------------------
      AMOUNT                                                          S&P               MOODY'S           VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE NOTES -- 22.6%
     $ 5,000,000     American Express Centurion Bank
                        6.684% due 11/13/2001                          A1/A+            P1/Aa3         $      5,000,000
       5,000,000     Associates Corporation of North America
                        6.599% due 06/16/2001                          A1+/A+           P1/Aa3                4,998,936
       5,000,000     AT&T Corporation
                        6.701% due 06/14/2001                          A1+/AA           P1/A1                 5,000,000
       5,000,000     Beta Finance, Inc.
                        6.794% due 03/02/2001                          A1+/AAA          P1/NR                 5,000,000
       5,000,000     First Union National Bank
                        6.700% due 09/19/2001                          A1/A             P1/A1                 5,000,000
       5,000,000     Morgan Stanley Dean Witter & Company
                        6.680% due 04/17/2001                          A-1+/AA-         P1/Aa3                5,000,000
       5,000,000     Philip Morris Companies, Inc.
                        6.965% due 12/04/2001                          A1/A             P1/A2                 5,000,000
                                                                                                       ----------------

TOTAL CORPORATE NOTES
   (Cost $34,998,936)                                                                                        34,998,936
                                                                                                       ----------------

REPURCHASE AGREEMENTS -- 6.5%
          79,510     Agreement with Lehman Brothers, 5.800%
                     dated 12/29/2000, to be repurchased at
                     $79,561 on 01/02/2001, collateralized by
                     $70,000 U.S. Treasury Bond, 7.250%,
                     maturing 05/16/2016 (value $83,107)                                                         79,510
      10,000,000     Agreement with Salomon Brothers, 6.500%
                     dated 12/29/2000, to be repurchased at
                     $10,007,222 on 01/02/2001, collateralized by
                     $10,298,000 TECO Financial CP, 6.222%
                     maturing 02/21/2001 (value $10,200,110)                                                 10,000,000
                                                                                                       ----------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $10,079,510)                                                                                        10,079,510
                                                                                                       ----------------

TOTAL INVESTMENTS (Cost $154,677,702*)                                                99.7%                 154,677,702
OTHER ASSETS AND LIABILITIES (NET)                                                     0.3                      513,566
                                                                                    ------             ----------------

NET ASSETS                                                                           100.0%            $    155,191,268
                                                                                    ======             ================


-----------------------
   * Aggregate cost for Federal tax purposes.
   + Rate represents annualized yield at date of purchase.
  ++ These securities have either a F1 rating by Fitch or a D1 rating by Duff &
     Phelps, or both, and thus are defined as being eligible securities under Rule 2a-7.





                        See Notes to Financial Statements

                Munder Institutional Funds
                      Statements of Assets and Liabilities, December 31, 2000

              ------------------------------------------------------------------

                                                 --------------------------------------------------------------------------
                                                  MUNDER        MUNDER         MUNDER        MUNDER         MUNDER
                                                  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                  S&P 500       S&P MIDCAP     S&P SMALLCAP  SHORT TERM     MONEY
                                                  INDEX EQUITY  INDEX EQUITY   INDEX EQUITY  TREASURY       MARKET
                                                  FUND          FUND           FUND          FUND           FUND
                                                 --------------------------------------------------------------------------
ASSETS:
Investments, at value See accompanying schedule:
       Securities..............................   $103,883,573  $  11,668,844  $ 94,030,525  $ 44,870,712   $144,598,192
       Repurchase Agreements...................      2,412,000        401,000       246,000       232,597     10,079,510
                                                  ------------  -------------  ------------  ------------   ------------
Total Investments..............................    106,295,573     12,069,844    94,276,525    45,103,309    154,677,702
Cash...........................................            850             74            12             -              -
Receivable for Fund shares sold................        848,154         33,000       441,188             -        484,428
Dividends receivable...........................         88,840          6,784        49,757             -              -
Receivable from investment advisor.............         34,731         25,446        98,495        66,806         34,366
Unamortized organization costs.................         12,876          2,323             -             -              -
Prepaid expenses and other assets..............          4,572            554         1,398         5,412          3,216
Interest receivable............................          1,196            199           122       842,544      1,025,260
Receivable for investment securities sold......              -              -        22,551             -              -
                                                  ------------  -------------  ------------  ------------   ------------
    Total Assets...............................    107,286,792     12,138,224    94,890,048    46,018,071    156,224,972
                                                  ------------  -------------  ------------  ------------   ------------

LIABILITIES:
Payable for investment securities purchased....        194,959              -       396,650             -              -
Payable for Fund shares redeemed...............        133,006         35,000        81,047             -              -
Variation margin...............................         36,400         10,050             -             -              -
Transfer agent fee payable.....................         10,534          2,143        13,057         6,597         22,534
Shareholder servicing fees payable.............          5,864              -        20,952             -              -
Custodian fees payable.........................          4,463         10,439         9,128         4,762         25,574
Administration fee payable.....................          1,347            116           387             -          1,653
Payable upon return of securities loaned.......              -        920,846    16,911,098             -              -
Investment advisory fee payable................              -              -             -         4,870         37,422
Accrued Director's fees and expenses...........              -              -             -           207              -
Dividends payable..............................              -              -             -             -        910,774
Accrued expenses and other payables............         23,613          3,982        13,753        33,377         35,747
                                                  ------------  -------------  ------------  ------------   ------------
    Total Liabilities..........................        410,186        982,576    17,446,072        49,813      1,033,704
                                                  ------------  -------------  ------------  ------------   ------------
NET ASSETS.....................................   $106,876,606  $  11,155,648  $ 77,443,976  $ 45,968,258   $155,191,268
                                                  ============  =============  ============  ============   ============
Investments, at cost...........................   $115,621,483  $  12,205,427  $ 93,067,144  $ 44,526,434   $154,677,702
                                                  ============  =============  ============  ============   ============






                        See Notes to Financial Statements

                Munder Institutional Funds
                      Statements of Assets and Liabilities, December 31, 2000
                                    (Continued)
              ------------------------------------------------------------------

                                                 -----------------------------------------------------------------------------
                                                  MUNDER        MUNDER         MUNDER        MUNDER         MUNDER
                                                  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                  S&P 500       S&P MIDCAP     S&P SMALLCAP  SHORT TERM     MONEY
                                                  INDEX EQUITY  INDEX EQUITY   INDEX EQUITY  TREASURY       MARKET
                                                  FUND          FUND           FUND          FUND           FUND
                                                 -----------------------------------------------------------------------------
NET ASSETS consist of:
Undistributed net investment income............   $         --  $          --  $      3,648  $         --   $         --
Accumulated net realized gain/(loss) on
    investments sold and futures contracts ....       (527,332)      (157,787)    1,189,193       151,563             --
Net unrealized appreciation/(depreciation) of
    investments and future contracts...........     (9,374,132)      (151,003)    1,209,381       576,875             --
Par value......................................         10,249          1,190         7,065         4,571        155,191
Paid-in capital in excess of par value.........    116,767,821     11,463,248    75,034,689    45,235,249    155,036,077
                                                  ------------  -------------  ------------  ------------   ------------
Total Net Assets...............................   $106,876,606  $  11,155,648  $ 77,443,976  $ 45,968,258   $155,191,268
                                                  ============  =============  ============  ============   ============

NET ASSETS:
Class K Shares.................................   $ 16,481,918  $   3,014,803  $ 68,262,736  $         --   $         --
                                                  ============  =============  ============  ============   ============
Class Y Shares.................................   $ 90,394,688  $   8,140,845  $  9,181,240  $ 45,968,258   $155,191,268
                                                  ============  =============  ============  ============   ============

SHARES OUTSTANDING:
Class K Shares.................................      2,053,811        354,495     6,225,837            --             --
                                                  ============  =============  ============  ============   ============
Class Y Shares.................................      8,194,768        835,578       839,019     4,570,800    155,191,268
                                                  ============  =============  ============  ============   ============

CLASS K SHARES:
Net asset value, offering price and redemption
    price per share............................   $       8.03  $        8.50  $      10.96  $        N/A   $        N/A
                                                  ============  =============  ============  ============   ============

CLASS Y SHARES:
Net asset value, offering price and redemption
    price per share............................   $      11.03  $        9.74  $      10.94  $      10.06   $       1.00
                                                  ============  =============  ============  ============   ============



                        See Notes to Financial Statements

         Munder Institutional Funds
             Statements of Operations, Year Ended December 31, 2000

         -----------------------------------------------------------------------


                                                  --------------------------------------------------------------------------------
                                                   MUNDER          MUNDER          MUNDER          MUNDER          MUNDER
                                                   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                   S&P 500         S&P MIDCAP      S&P SMALLCAP    SHORT TERM      MONEY
                                                   INDEX EQUITY    INDEX EQUITY    INDEX EQUITY    TREASURY        MARKET
                                                   FUND            FUND            FUND            FUND(A)         FUND
                                                  --------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ........................................  $    157,850    $     66,997    $     50,899    $  5,736,825    $  8,599,364
Dividends (b) ...................................     1,432,891         133,427         437,848              --              --
Securities lending ..............................            --           4,268          16,552              --              --
                                                   ------------    ------------    ------------    ------------    ------------
    Total investment income .....................     1,590,741         204,692         505,299       5,736,825       8,599,364
                                                   ------------    ------------    ------------    ------------    ------------

EXPENSES:
Custodian fees ..................................       103,273          67,013         190,726          20,209          48,976
Investment advisory fee .........................        89,198          19,903          94,314         177,124         268,879
Transfer agent fee ..............................        45,991           5,637          28,536          20,433          27,871
Shareholder servicing fees:
    Class K Shares ..............................        36,369           8,781         134,211              --              --
Administration fee ..............................        20,627           2,083           9,809          11,214          20,610
Legal and audit fees ............................        20,581           7,201           9,608          14,720          16,769
Registration and filing fees ....................        16,011           1,861          13,132          21,385           8,833
Amortization of organization costs ..............         6,988           1,069              --              --              --
Directors' fees and expenses ....................         3,210             311           1,565           1,965           2,622
Other ...........................................        33,268           4,752          11,068          10,100          23,297
                                                   ------------    ------------    ------------    ------------    ------------
       Total Expenses ...........................       375,516         118,611         492,969         277,150         417,857
Fees waived and/or expenses reimbursed by
         investment advisor .....................      (221,208)        (85,847)       (245,613)        (67,774)       (181,097)
                                                   ------------    ------------    ------------    ------------    ------------

       Net Expenses .............................       154,308          32,764         247,356         209,376         236,760
                                                   ------------    ------------    ------------    ------------    ------------
NET INVESTMENT INCOME ...........................     1,436,433         171,928         257,943       5,527,449       8,362,604
                                                   ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS:
Net realized gain/(loss) from:
    Security transactions .......................    21,187,482       2,238,112       9,248,360         376,137              --
    Future contracts ............................      (274,150)        158,336              --              --              --
Net change in unrealized appreciation/
    (depreciation) of:
    Securities ..................................   (36,034,278)       (488,678)     (2,591,070)        576,875              --
    Futures contracts ...........................      (103,302)        (81,185)             --              --              --
                                                   ------------    ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss)
    on investments ..............................   (15,224,248)      1,826,585       6,657,290         953,012              --
                                                   ------------    ------------    ------------    ------------    ------------

NET INCREASE/(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS .......................  $(13,787,815)   $  1,998,513    $  6,915,233    $  6,480,461    $  8,362,604
                                                   ============    ============    ============    ============    ============


--------------------------------------
(a) The Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.
(b) Net of foreign withholding tax of $6,902 and $205 for Munder Institutional S&P 500 Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund, respectively.


                       See Notes to Financial Statements

         Munder Institutional Funds
             Statements of Changes in Net Assets, Year Ended December 31, 2000

         -----------------------------------------------------------------------


                                                       ----------------------------------------------------------------------------
                                                       MUNDER         MUNDER          MUNDER          MUNDER         MUNDER
                                                       INSTITUTIONAL  INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL  INSTITUTIONAL
                                                       S&P 500        S&P MIDCAP      S&P SMALLCAP    SHORT TERM     MONEY
                                                       INDEX EQUITY   INDEX EQUITY    INDEX EQUITY    TREASURY       MARKET
                                                       FUND           FUND            FUND            FUND(A)        FUND
                                                       ----------------------------------------------------------------------------
Net investment income ................................ $  1,436,433   $    171,928    $    257,943    $  5,527,449   $  8,362,604
Net realized gain on investments sold ................   20,913,332      2,396,448       9,248,360         376,137             --
Net change in unrealized appreciation/(depreciation)
    of investments ...................................  (36,137,580)      (569,863)     (2,591,070)        576,875             --
                                                       ------------   ------------    ------------    ------------   ------------

Net increase/(decrease) in net assets resulting from
    operations .......................................  (13,787,815)     1,998,513       6,915,233       6,480,461      8,362,604

Dividends to shareholders from net investment
    income:
       Class K Shares ................................     (140,146)       (41,673)       (193,057)             --             --
       Class Y Shares ................................   (1,035,229)      (122,625)        (39,063)     (5,578,464)    (8,362,604)
Distributions to shareholders from net realized gains:
       Class K Shares ................................   (2,999,116)      (651,333)     (6,061,579)             --             --
       Class Y Shares ................................  (13,640,892)    (1,466,065)       (782,260)       (173,559)            --
Net increase/(decrease) in net assets
    from Fund share transactions:
       Class K Shares ................................   17,089,207      2,014,497      38,684,325              --             --
       Class Y Shares ................................   (1,582,384)    (1,071,490)    (14,734,298)     45,239,820     52,655,775
                                                       ------------   ------------    ------------    ------------   ------------
Net increase/(decrease) in net assets ................  (16,096,375)       659,824      23,789,301      45,968,258     52,655,775

NET ASSETS:
Beginning of period ..................................  122,972,981     10,495,824      53,654,675              --    102,535,493
                                                       ------------   ------------    ------------    ------------   ------------

End of period ........................................ $106,876,606   $ 11,155,648    $ 77,443,976    $ 45,968,258   $155,191,268
                                                       ============   ============    ============    ============   ============

Undistributed net investment income .................. $         --   $         --    $      3,648    $         --   $         --
                                                       ============   ============    ============    ============   ============

--------------------------------------
(a) The Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.




                       See Notes to Financial Statements

         Munder Institutional Funds
             Statements of Changes in Net Assets, Year Ended December 31, 1999

         -----------------------------------------------------------------------


                                                             -----------------------------------------------------------------------
                                                             MUNDER            MUNDER            MUNDER            MUNDER
                                                             INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                             S&P 500           S&P MIDCAP        S&P SMALLCAP      MONEY
                                                             INDEX EQUITY      INDEX EQUITY      INDEX EQUITY      MARKET
                                                             FUND              FUND              FUND(A)           FUND(B)
                                                             -----------------------------------------------------------------------
Net investment income ....................................   $     974,652     $     139,070     $      47,750     $   5,092,916
Net realized gain on investments sold ....................       2,336,428         1,123,541           (34,252)               --
Net change in unrealized appreciation of investments .....      12,570,687            92,553         3,800,451                --
                                                             -------------     -------------     -------------     -------------
Net increase in net assets resulting from operations .....      15,881,767         1,355,164         3,813,949         5,092,916

Distributions to shareholders from net investment
    income:
       Class K Shares ....................................          (4,021)           (1,098)          (25,870)               --
       Class Y Shares ....................................        (980,304)         (137,971)          (21,880)       (5,092,916)
Distributions to shareholders in excess of net
    investment income:
       Class K Shares ....................................         (15,549)           (7,176)             (841)               --
       Class Y Shares ....................................         (59,564)          (35,795)           (6,347)               --
Distributions to shareholders from net realized gains:
       Class K Shares ....................................         (80,870)         (172,408)               --                --
       Class Y Shares ....................................      (2,562,302)       (1,500,344)               --                --
Distributions to shareholders from capital:
       Class K Shares ....................................            (772)               --          (226,027)               --
       Class Y Shares ....................................        (156,379)               --          (268,861)               --
Net increase/(decrease) in net assets from Fund
    share transactions:
       Class K Shares ....................................       4,162,676         1,353,567        28,868,682                --
       Class Y Shares ....................................      37,756,470        (1,211,178)       21,491,870       102,535,493
                                                             -------------     -------------     -------------     -------------
Net increase in net assets ...............................      53,941,152          (357,239)       53,654,675       102,535,493

NET ASSETS:
Beginning of year ........................................      69,031,829        10,853,063                --                --
                                                             -------------     -------------     -------------     -------------

End of year ..............................................   $ 122,972,981     $  10,495,824     $  53,654,675     $ 102,535,493
                                                             =============     =============     =============     =============

--------------------------------------

(a) The Munder Institutional S&P SmallCap Index Equity Fund ceased investment operations on May 18, 1998. The Fund resumed operations on October 27, 1999.
(b) The Munder Institutional Money Market Fund commenced operations on
    January 4, 1999.



                       See Notes to Financial Statements

         Munder Institutional S&P 500 Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

         -----------------------------------------------------------------------


                                                                                                 Y SHARES
                                                                 ----------------------------------------------------------------
                                                                 YEAR             YEAR              YEAR             PERIOD
                                                                 ENDED            ENDED             ENDED            ENDED
                                                                 12/31/00         12/31/99(D)       12/31/98         12/31/97
                                                                 ----------------------------------------------------------------
Net asset value, beginning of period .......................     $    14.51       $     12.49       $    10.00       $    10.00
                                                                 ----------       -----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................................           0.16              0.17             0.17             0.04
Net realized and unrealized gain on investments ............          (1.52)             2.36             2.63             0.00(e)
                                                                 ----------       -----------       ----------       ----------
Total from investment operations ...........................          (1.36)             2.53             2.80             0.04
                                                                 ----------       -----------       ----------       ----------
LESS DISTRIBUTIONS:
Distributions from net investment income ...................          (0.13)            (0.17)           (0.17)           (0.04)
Distributions from net realized gains ......................          (1.99)            (0.32)           (0.14)              --
Distributions from capital .................................             --             (0.02)              --               --
                                                                 ----------       -----------       ----------       ----------
Total distributions ........................................          (2.12)            (0.51)           (0.31)           (0.04)
                                                                 ----------       -----------       ----------       ----------
Net asset value, end of period .............................     $    11.03       $     14.51       $    12.49       $    10.00
                                                                 ==========       ===========       ==========       ==========
TOTAL RETURN (B) ...........................................          (9.32)%           20.56%           28.22%            0.39%
                                                                 ==========       ===========       ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................     $   90,395       $   118,761       $   69,032       $   63,999
Ratio of operating expenses to average net assets ..........           0.09%             0.09%            0.09%            0.09%(c)
Ratio of net investment income to average net assets .......           1.15%             1.26%            1.44%            1.76%(c)
Portfolio turnover .........................................             65%               10%               6%               0%
Ratio of operating expenses to average net assets
    without expenses reimbursed ............................           0.27%             0.32%            0.32%            0.61%(c)


----------------------------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class Y Shares commenced operations on October 14, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method.
(e) The amount shown at this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.


                       See Notes to Financial Statements

         Munder Institutional S&P MidCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

         -----------------------------------------------------------------------

                                                                                                 Y SHARES
                                                                             ----------------------------------------------------
                                                                             YEAR                YEAR                PERIOD
                                                                             ENDED               ENDED               ENDED
                                                                             12/31/00            12/31/99(D)         12/31/98
                                                                             ----------------------------------------------------
Net asset value, beginning of period ...............................         $   10.29           $   11.08           $    10.00
                                                                             ---------           ---------           ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................................              0.15                0.16                 0.11
Net realized and unrealized gain on investments ....................              1.56                1.48                 1.34
                                                                             ---------           ---------           ----------
Total from investment operations ...................................              1.71                1.64                 1.45
                                                                             ---------           ---------           ----------
LESS DISTRIBUTIONS:
Distributions from net investment income ...........................             (0.14)              (0.17)               (0.11)
Distributions in excess of net investment income ...................                --               (0.05)                  --
Distributions from net realized gains ..............................             (2.12)              (2.21)               (0.26)
                                                                             ---------           ---------           ----------
Total distributions ................................................             (2.26)              (2.43)               (0.37)
                                                                             ---------           ---------           ----------
Net asset value, end of period .....................................         $    9.74           $   10.29           $    11.08
                                                                             =========           =========           ==========
TOTAL RETURN (B) ...................................................             17.74%              14.69%               15.04%
                                                                             =========           =========           ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................         $   8,141           $   9,264           $   10,853
Ratio of operating expenses to average net assets ..................              0.18%               0.18%                0.18%(c)
Ratio of net investment income to average net assets ...............              1.36%               1.46%                1.20%(c)
Portfolio turnover .................................................                86%                 36%                  37%
Ratio of operating expenses to average net assets
   without expenses reimbursed .....................................              0.83%               1.04%                0.88%(c)


----------------------------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class Y Shares commenced operations on February 13, 1998.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.


                       See Notes to Financial Statements

         Munder Institutional S&P SmallCap Index Equity Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

         -----------------------------------------------------------------------


                                                                                    Y SHARES
                                                                  --------------------------------------------------------------
                                                                  YEAR            PERIOD           PERIOD             PERIOD
                                                                  ENDED           ENDED            ENDED              ENDED
                                                                  12/31/00        12/31/99(D)      12/31/98(E)        12/31/97
                                                                  --------------------------------------------------------------
Net asset value, beginning of period ........................     $   10.91       $    10.00       $   10.23          $   10.00
                                                                  ---------       ----------       ---------          ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................................          0.09             0.02            0.02               0.04
Net realized and unrealized gain on investments .............          1.00             1.02            0.84               0.26
                                                                  ---------       ----------       ---------          ---------
Total from investment operations ............................          1.09             1.04            0.86               0.30
                                                                  ---------       ----------       ---------          ---------
LESS DISTRIBUTIONS:
Distributions from net investment income ....................         (0.07)           (0.01)             --              (0.04)
Distributions from net realized gains .......................         (0.99)              --              --                 --
Distributions from capital ..................................            --            (0.12)          (0.04)             (0.03)
                                                                  ---------       ----------       ---------          ---------
Total distributions .........................................         (1.06)           (0.13)          (0.04)             (0.07)
                                                                  ---------       ----------       ---------          ---------
Net asset value, end of period ..............................     $   10.94       $    10.91       $   11.05(f)       $   10.23
                                                                  =========       ==========       =========          =========
TOTAL RETURN (B) ............................................         10.58%           10.50%           8.41%              3.00%
                                                                  =========       ==========       =========          =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................     $   9,181       $   22,834              --          $   2,559
Ratio of operating expenses to average net assets ...........          0.18%            0.18%(c)        0.18%(g)           0.18%(c)
Ratio of net investment income to average net assets ........          0.62%            1.14%(c)        0.52%(g)           0.80%(c)
Portfolio turnover ..........................................           101%               3%             17%                 8%
Ratio of operating expenses to average net assets
   without expenses reimbursed ..............................          0.57%            0.52%(c)        4.53%(g)           3.88%(c)


----------------------------------
(a) The Munder Institutional S&P 500 SmallCap Index Equity Fund Class Y Shares commenced operations on August 7, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Per share numbers have been calculated using the average shares method.
(e) The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.
(f)  Reflects the net asset value on May 18, 1998.
(g)  Annualized based on the activity of the Fund through May 18, 1998.


                       See Notes to Financial Statements

         Munder Institutional Short Term Treasury Fund (a)
             Financial Highlights, For a Share Outstanding Throughout The Period

         -----------------------------------------------------------------------


                                                                                                 Y SHARES
                                                                                                 --------
                                                                                                 PERIOD
                                                                                                 ENDED
                                                                                                 12/31/00
                                                                                                 --------
Net asset value, beginning of period...............................................              $   10.00
                                                                                                 ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..............................................................                   0.58
Net realized and unrealized gain on investments....................................                   0.11
                                                                                                 ---------
Total from investment operations...................................................                   0.69
                                                                                                 ---------
LESS DISTRIBUTIONS:
Distributions from net investment income...........................................                  (0.59)
Distributions from net realized gains..............................................                  (0.04)
                                                                                                 ---------
Total distributions................................................................                  (0.63)
                                                                                                 ---------
Net asset value, end of period.....................................................              $   10.06
                                                                                                 =========
TOTAL RETURN (B)...................................................................                   7.13%
                                                                                                 =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...............................................              $  45,968
Ratio of operating expenses to average net assets..................................                   0.23%(c)
Ratio of net investment income to average net assets...............................                   6.13%(c)
Portfolio turnover.................................................................                    133%
Ratio of operating expenses to average net assets
    without expenses reimbursed....................................................                   0.31%(c)


----------------------------------
(a) The Munder Institutional Short Term Treasury Fund Class Y Shares commenced operations on February 2, 2000.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.


                       See Notes to Financial Statements

         Munder Institutional Money Market Fund (a)
            Financial Highlights, For a Share Outstanding Throughout Each Period

         -----------------------------------------------------------------------

                                                                                                    Y SHARES
                                                                                        ------------------------------------
                                                                                        YEAR                    PERIOD
                                                                                        ENDED                   ENDED
                                                                                        12/31/00                12/31/99
                                                                                        ------------------------------------
Net asset value, beginning of period ........................................            $     1.00              $     1.00
                                                                                         ----------              ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................................................                 0.062                   0.050
                                                                                         ----------              ----------
Total from investment operations ............................................                 0.062                   0.050
                                                                                         ----------              ----------
LESS DISTRIBUTIONS:
Distributions from net investment income ....................................                (0.062)                 (0.050)
                                                                                         ----------              ----------
Total distributions .........................................................                (0.062)                 (0.050)
                                                                                         ----------              ----------
Net asset value, end of period ..............................................            $     1.00              $     1.00
                                                                                         ==========              ==========
TOTAL RETURN (B) ............................................................                  6.44%                   5.09%
                                                                                         ==========              ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........................................            $  155,191              $  102,535
Ratio of operating expenses to average net assets ...........................                  0.18%                   0.20%(c)
Ratio of net investment income to average net assets ........................                  6.26%                   4.99%(c)
Ratio of operating expenses to average net assets
    without expenses reimbursed .............................................                  0.31%                   0.37%(c)


----------------------------------
(a) The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.


                       See Notes to Financial Statements

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000

         -----------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Munder Institutional S&P 500 Index Equity Fund, the Munder Institutional S&P MidCap Index Equity Fund, the Munder Institutional S&P SmallCap Index Equity Fund, the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund (individually a "Fund" and collectively the "Funds") are diversified portfolios of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     The Funds offer two classes of shares -- Class K and Class Y Shares. At December 31, 2000 the Class K Shares of the Munder Institutional Short Term Treasury Fund and the Munder Institutional Money Market Fund had not yet commenced operations. The Financial Highlights of Class K Shares of the Funds are presented in a separate annual report.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

     Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to cbe over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Debt securities held by the Munder Institutional Money Market Fund are also valued on an amortized cost basis, which approximates current market value. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Munder Institutional Money Market Fund is performed pursuant to procedures established by the Board of Directors. The Munder Institutional Money Market Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: Each of the Funds (except Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund) may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation), if any, is shown in the financial statements.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)

         -----------------------------------------------------------------------

seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a fund in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while a fund seeks to assert its rights. Munder Capital Management (the "Advisor") or World Asset Management ("World"), a wholly owned subsidiary of the Advisor, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each of the Funds may lend portfolio securities, up to 25% of the value of a Fund's total assets. Each loan is secured by collateral adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time and the Funds will receive any interest or dividends paid on the loaned securities. A Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. This income is reflected as other income in the Statement of Operations. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. General expenses of the Funds are allocated to each Fund based on relative net assets of each Fund. Operating expenses of each Fund are prorated between the share classes where applicable, based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Funds. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     As determined at December 31, 2000, permanent differences resulting from different book and tax accounting for organization expenses were reclassified at year-end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

     Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income Recognition: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The Funds currently do not amortize premiums on fixed income securities. Upon adoption, the Funds will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the Funds have not completed their analysis, if any, of the impact of this accounting change.

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)

         -----------------------------------------------------------------------

2.   INVESTMENT ADVISORS AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, World is entitled to receive fees the Funds computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:


                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional S&P 500 Index Equity Fund.....................................             0.07%
     Munder Institutional S&P MidCap Index Equity Fund..................................             0.15%
     Munder Institutional S&P SmallCap Index Equity Fund................................             0.15%

     For its advisory services, the Advisor is entitled to receive fees from the Funds computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:


                                                                                                FEES ON AVERAGE
                                                                                               DAILY NET ASSETS
                                                                                               ----------------
     Munder Institutional Short Term Treasury Fund.....................................              0.20%
     Munder Institutional Money Market Fund............................................              0.20%

     The Advisor or World voluntarily waived fees and reimbursed certain expenses, payable by the Funds, for the year ended December 31, 2000, as follows:


                                                                              FEES WAIVED         EXPENSES REIMBURSED
                                                                              -----------         -------------------
     Munder Institutional S&P 500 Index Equity Fund..................             $89,101                   $ 132,107
     Munder Institutional S&P MidCap Index Equity Fund...............              19,903                      65,944
     Munder Institutional S&P SmallCap Index Equity Fund.............              94,313                     151,300
     Munder Institutional Short Term Treasury Fund...................                  --                      67,774
     Munder Institutional Money Market Fund..........................              29,624                     151,473

     Comerica Inc. ("Comerica") through its wholly owned subsidiary Comerica Bank, owns approximately 95% of the Advisor. Comerica provides certain shareholder services to the Funds. As compensation for the shareholder services provided to the Funds, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers. Comerica earned $40,426 for its shareholder services to the Funds for the year ended December 31, 2000.

     Each Director of the Company is paid an aggregate fee for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and The Munder Framlington Funds Trust. The fee consists of a $35,000 annual retainer ($43,750 for the Chairman) for services in such capacity plus $3,500 for each Board meeting attended, plus out-of-pocket expenses related to attendance at such meeting. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive an annual retainer of $4,000 plus a fee of $1,500 for each meeting of the committee attended. No officer, director or employee of the Advisor, World or Comerica received any compensation from the Company.

3.   DISTRIBUTION AND SERVICE PLANS

     The Funds have adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of each Fund. Under the Class K Plans, the Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the year ended December 31, 2000, the contractual rate under the Class K Plans was 0.25% based on the average daily net assets of the respective Funds.

     Comerica Securities, a wholly owned subsidiary of Comerica, may receive trail commissions for providing shareholder services. For the year ended December 31, 2000, the Distributor did not pay any fees to Comerica Securities.

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)

         -----------------------------------------------------------------------

     Comerica is among the Service Organizations who receive shareholder service fees from the Funds under the Class K Plans. For the year ended December 31, 2000, the Distributor paid $171,315 to Comerica for shareholder services provided to the funds.

4.   SECURITIES TRANSACTIONS

     For the year ended December 31, 2000, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:


                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional S&P 500 Index Equity Fund..................               $ 79,925,907         $ 81,606,039
     Munder Institutional S&P MidCap Index Equity Fund...............                 10,336,718           10,690,574
     Munder Institutional S&P SmallCap Index Equity Fund.............                 79,369,625           62,234,863


     For the year ended December 31, 2000, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, were as follows:


                                                                                       PURCHASES                SALES
                                                                                       ---------                -----
     Munder Institutional Short Term Treasury Fund...................               $164,623,551         $120,894,754

At December 31, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:


                                                                                       TAX BASIS            TAX BASIS
                                                                                      UNREALIZED           UNREALIZED
                                                                                    APPRECIATION         DEPRECIATION
                                                                                    ------------         ------------
     Munder Institutional S&P 500 Index Equity Fund..................                $ 9,993,414          $20,503,851
     Munder Institutional S&P MidCap Index Equity Fund...............                  1,243,312            1,643,633
     Munder Institutional S&P SmallCap Index Equity Fund.............                 10,059,979           10,970,666
     Munder Institutional Short Term Treasury Fund...................                    576,875                   --

5.   ORGANIZATION COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, have been capitalized and are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)

         -----------------------------------------------------------------------

6.   COMMON STOCK

     At December 31, 2000, twenty-five million shares (five billion shares for the Munder Institutional Money Market Fund) of $0.001 par value common stock were authorized for each share class of the Funds. Changes in common stock were as follows:


                                                                CLASS K SHARES                    CLASS K SHARES
                                                                  YEAR ENDED                       PERIOD ENDED
                                                                   12/31/00                        12/31/99 (A)
                                                       -------------------------------   ----------------------------------

MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:                                                         SHARES          AMOUNT             SHARES           AMOUNT
                                                              ------          ------             ------           ------
Sold ...............................................       2,314,089    $ 23,084,551            414,736     $  4,322,102
Issued as reinvestment of dividends ................           1,403          11,030                 --               --
Redeemed ...........................................        (661,148)     (6,006,374)           (15,269)        (159,426)
                                                        ------------    ------------       ------------     ------------
Net increase .......................................       1,654,344    $ 17,089,207            399,467     $  4,162,676
                                                        ============    ============       ============     ============

---------------
(a) The Munder Institutional S&P 500 Index Equity Fund Class K commenced operations on November 4, 1999.


                                                                CLASS Y SHARES                     CLASS Y SHARES
                                                                  YEAR ENDED                         YEAR ENDED
                                                                   12/31/00                           12/31/99
                                                       -------------------------------   ---------------------------------
MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY
FUND:                                                        SHARES           AMOUNT            SHARES           AMOUNT
                                                             ------           ------            ------           ------
Sold ...............................................      6,503,748     $ 88,529,484         3,085,258     $ 43,488,605
Issued as reinvestment of dividends ................            412            6,137            70,004          977,253
Redeemed ...........................................     (6,495,709)     (90,118,005)         (496,466)      (6,709,388)
                                                       ------------     ------------      ------------     ------------
Net increase/(decrease) ............................          8,451     $ (1,582,384)        2,658,796     $ 37,756,470
                                                       ============     ============      ============     ============


                                                                 CLASS K SHARES                    CLASS K SHARES
                                                                   YEAR ENDED                       PERIOD ENDED
                                                                    12/31/00                        12/31/99 (A)
                                                      -------------------------------     ----------------------------------

MUNDER INSTITUTIONAL S&P MIDCAP INDEX
EQUITY FUND:                                                  SHARES          AMOUNT           SHARES           AMOUNT
                                                              ------          ------           ------           ------

Sold .................................................       417,084     $ 3,973,913          136,923      $ 1,353,567
Issued as reinvestment of dividends ..................            --              --               --               --
Redeemed .............................................      (199,512)     (1,959,416)              --               --
                                                         -----------     -----------      -----------      -----------
Net increase .........................................       217,572     $ 2,014,497          136,923      $ 1,353,567
                                                         ===========     ===========      ===========      ===========

---------------
(a) The Munder Institutional S&P MidCap Index Equity Fund Class K commenced operations on November 4, 1999.



                                                                 CLASS Y SHARES                  CLASS Y SHARES
                                                                   YEAR ENDED                      YEAR ENDED
                                                                    12/31/00                        12/31/99
                                                        -------------------------------   -------------------------------
MUNDER INSTITUTIONAL S&P MIDCAP INDEX
EQUITY FUND:                                                 SHARES           AMOUNT           SHARES            AMOUNT
                                                             ------           ------           ------            ------
Sold ...............................................        216,898      $ 2,151,950          182,028       $ 1,789,092
Issued as reinvestment of dividends ................             --               --               --                --
Redeemed ...........................................       (281,490)      (3,223,440)        (261,425)       (3,000,270)
                                                        -----------      -----------      -----------       -----------
Net increase/(decrease) ............................        (64,592)     $(1,071,490)         (79,397)      $(1,211,178)
                                                        ===========      ===========      ===========       ===========

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)

         -----------------------------------------------------------------------


                                                               CLASS K SHARES                       CLASS K SHARES
                                                                 YEAR ENDED                          PERIOD ENDED
                                                                  12/31/00                           12/31/99 (A)
                                                       -------------------------------   ----------------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                                  SHARES           AMOUNT            SHARES           AMOUNT
                                                              ------           ------            ------           ------
Sold ...............................................       4,021,640     $ 45,788,598         2,867,857     $ 29,292,074
Issued as reinvestment of dividends ................           1,706           11,146                --               --
Redeemed ...........................................        (623,945)      (7,115,419)          (40,791)        (423,392)
                                                        ------------     ------------      ------------     ------------
Net increase .......................................       3,398,771     $ 38,684,325         2,827,066     $ 28,868,682
                                                        ============     ============      ============     ============

---------------
(a) The Munder Institutional S&P SmallCap Index Equity Fund Class K commenced operations on October 28, 1999.


                                                                     CLASS Y SHARES                     CLASS Y SHARES
                                                                       YEAR ENDED                        PERIOD ENDED
                                                                        12/31/00                         12/31/99 (A)
                                                           -------------------------------   ----------------------------------
MUNDER INSTITUTIONAL S&P SMALLCAP INDEX
EQUITY FUND:                                                    SHARES             AMOUNT            SHARES            AMOUNT
                                                                ------             ------            ------            ------
Sold .............................................             877,095       $  9,883,438         2,067,432      $ 21,231,621
Issued as reinvestment of dividends ..............                  --                 --            25,715           260,249
Redeemed .........................................          (2,131,223)       (24,617,736)               --                --
                                                          ------------       ------------      ------------      ------------
Net increase .....................................          (1,254,128)      $(14,734,298)        2,093,147      $ 21,491,870
                                                          ============       ============      ============      ============

---------------

(a) The Munder Institutional S&P SmallCap Index Equity Fund Class Y commenced operations on August 7, 1997. The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.


                                                                           CLASS Y SHARES
                                                                            PERIOD ENDED
                                                                            12/31/00 (A)
                                                                ------------------------------------
MUNDER INSTITUTIONAL SHORT TERM TREASURY
FUND:                                                                   SHARES               AMOUNT
                                                                        ------               ------
Sold ................................................               11,858,277        $118,625,023
Issued as reinvestment of dividends .................                 562,1466          5,632,7642
Redeemed ............................................              (7,849,573)         (79,017,967)
                                                                   -----------        ------------
Net increase ........................................                4,570,800        $ 45,239,820
                                                                   ===========        ============

---------------
(a) The Munder Institutional Short Term Treasury Fund commenced operations on February 2, 2000.

         The Munder Institutional Funds
                Notes To Financial Statements, December 31, 2000
                        (Continued)

         -----------------------------------------------------------------------


MUNDER INSTITUTIONAL MONEY MARKET FUND

     Since the Fund has sold, issued as reinvestment of dividend, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.


                                                              CLASS Y SHARES         CLASS Y SHARES
                                                                YEAR ENDED            PERIOD ENDED
                                                                 12/31/00             12/31/99 (A)
                                                            -------------------   --------------------
                                                                         AMOUNT                 AMOUNT
                                                                         ------                 ------
Sold...................................................           $ 259,944,660          $ 206,839,370
Issued as reinvestment of dividends....................                      --                     --
Redeemed...............................................            (207,288,885)          (104,303,877)
                                                                  -------------          -------------
Net increase...........................................           $  52,655,775          $ 102,535,493
                                                                  =============          =============

--------------
(a) The Munder Institutional Money Market Fund commenced operations on January 4, 1999.

7.  REVOLVING LINE OF CREDIT

    Effective December 20, 2000, the Munder Funds established a revolving line of credit with State Street Bank and Trust Company in which each of the Funds, except the Institutional Money Market Fund, participates. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.09% per annum on the daily amount of the unused commitment. During the period ended December 31, 2000, the Funds did not utilize the revolving line of credit and no commitment fees were paid.

                Report of Ernst & Young LLP, Independent Auditors



To the Board of Directors/Trustees and Shareholders of St. Clair Funds, Inc, and
Shareholders of
Munder Institutional S&P 500 Index Equity Fund
Munder Institutional S&P MidCap Index Equity Fund
Munder Institutional S&P SmallCap Index Equity Fund
Munder Institutional Short Term Treasury Fund
Munder Institutional Money Market Fund



We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund, (the "Funds") (five of the portfolios constituting St. Clair Funds, Inc.), as of December 31, 2000, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund of St. Clair Funds, Inc., at December 31, 2000, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                ERNST & YOUNG LLP

Boston, Massachusetts
February 15, 2001

         The Munder Institutional Funds
                 Tax Information, December 31, 2000 (Unaudited)


         -----------------------------------------------------------------------




     97.6% of the total net assets of the Munder Institutional Short Term Treasury Fund were invested in U.S. Treasury Notes at December 31, 2000.

     Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders:


                Munder Institutional S&P 500 Index Equity Fund .......................................    75.2%
                Munder Institutional S&P MidCap Index Equity Fund ....................................    11.6%
                Munder Institutional S&P SmallCap Index Equity Fund ..................................     4.5%

     The following amounts have been designated as capital gains dividends for the purpose of the dividends paid deduction:


                Munder Institutional S&P 500 Index Equity Fund ....................................... $ 20,978,339
                Munder Institutional S&P MidCap Index Equity Fund ....................................    1,726,211
                Munder Institutional S&P SmallCap Index Equity Fund ..................................      220,179

                                                        THE MUNDER FUNDS


BOARD OF DIRECTORS
            Charles W. Elliott, Chairman
            John Rakolta, Jr., Vice Chairman
            Thomas B. Bender
            David J. Brophy
            Joseph E. Champagne
            Thomas D. Eckert
            Michael T. Monahan

OFFICERS
            James C. Robinson, President
            Peter K. Hoglund, Vice President
            Elyse G. Essick, Vice President
            Stephen J. Shenkenberg, Vice President and Secretary
            Mary Ann Shumaker, Assistant Secretary
            Libby E. Wilson, Treasurer
            Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR
            Munder Capital Management
            Munder Capital Center
            480 Pierce Street
            Birmingham, MI 48009

TRANSFER AGENT
            PFPC, Inc.
            4400 Computer Drive
            Westborough, MA 01581

ADMINISTRATOR & CUSTODIAN
            State Street Bank & Trust Company
            225 Franklin Street
            Boston, MA 02110

DISTRIBUTOR
            Funds Distributor, Inc.
            60 State Street
            Boston, MA 02109

LEGAL COUNSEL
            Dechert
            1775 Eye Street, N.W.
            Washington, D.C. 20006

INDEPENDENT AUDITORS
            Ernst & Young, LLP
            200 Clarendon Street
            Boston, MA 02116

ANNINSTIY1200

INVESTMENT ADVISOR: Munder Capital Management

DISTRIBUTED BY: Funds Distributor, Inc.                             [UNION LOGO]